UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 09525

                               Rydex Dynamic Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
THE RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003


                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND
                                                      TITAN 500 MASTER PORTFOLIO
                                                    TEMPEST 500 MASTER PORTFOLIO
                                                   VELOCITY 100 MASTER PORTFOLIO
                                                    VENTURE 100 MASTER PORTFOLIO


                                                        [LOGO] RYDEX INVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS[TM]


DYN-ANN-1203

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.

                                                                 ANNUAL REPORT 1


    TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER TO OUR SHAREHOLDERS .......................................    2

    PERFORMANCE REPORTS...............................................    4

    DYNAMIC FUNDS

          STATEMENTS OF ASSETS AND LIABILITIES........................    8

          STATEMENTS OF OPERATIONS....................................   10

          STATEMENTS OF CHANGES IN NET ASSETS.........................   12

          FINANCIAL HIGHLIGHTS........................................   14

    DYNAMIC PORTFOLIOS

          SCHEDULES OF INVESTMENTS....................................   22

          STATEMENTS OF ASSETS AND LIABILITIES........................   42

          STATEMENTS OF OPERATIONS....................................   44

          STATEMENTS OF CHANGES IN NET ASSETS.........................   46

          FINANCIAL HIGHLIGHTS........................................   48

    NOTES TO FINANCIAL STATEMENTS.....................................   52

    INDEPENDENT AUDITORS' REPORT......................................   64

    UNAUDITED TAX INFORMATION.........................................   65

    UNAUDITED INFORMATION ON BOARD OF TRUSTEES........................   66

2

--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

The period January 1 through December 31, 2003 can be characterized by remarkable resilience in the financial markets and cautious optimism on the economy. Having started the period in a time of high geopolitical uncertainty and weak economic activity, the markets returned double digit gains across the board. Most notable in the rally was the solid outperformance of the technology sector and small-capitalization stocks.

The year saw a dramatic rebound for the financial markets, with nearly all indices showing substantial gains. Against this backdrop, Rydex Investments had a stellar year, reaching $9.9 billion in assets under management, an increase of over 65% from year-end 2002. Rydex is also ranked as the eighth fastest growing fund company in the country by Financial Research Corporation (FRC) as of November 30, 2003.

Investor interest in Rydex Juno Fund, which seeks total returns that inversely correlate to the daily price movement of the U.S. Treasury Long Bond, has continued to increase, with assets rising from $94 million to $998 million, an increase of over 954% in 2003 (Juno Fund is part of the Rydex Benchmark Funds and is reported on separately).

Rydex Sector Rotation Fund was a very strong performer in 2003, returning 29.97% for the year ended December 31, 2003. This fund benefited from fast changing market leadership among industries this year, as its strategy successfully overweighted and underweighted approximately 62 different industries based on price momentum trends.

This year, the mutual fund industry was rocked by revelations of trading abuses by corporate executives and fund managers, as well as disclosure of special deals for top customers. The charges and allegations as presented by New York Attorney General Eliot

                                                                 ANNUAL REPORT 3




--------------------------------------------------------------------------------


Spitzer represent a serious breach of fiduciary duty and are almost certain to bring regulatory changes to the industry. The term "market-timing" has, unfortunately, taken the connotation of illicit investor behavior. However, we believe that funds designed to accommodate active trading can be an important tool in a tactical asset allocation strategy provided trading activity is monitored and shareholders are treated equally.

Times such as these can be challenging for investors. At Rydex, we acknowledge and appreciate the trust you have placed in our firm's quality and integrity by investing with us.


Sincerely,

/S/Carl G. Verboncoeur
Carl G. Verboncoeur
Chief Executive Officer

4



TITAN 500 FUND
--------------------------------------------------------------------------------

OBJECTIVE: To provide investment returns that correspond to 200% of the daily price movement of the S&P 500 Index.

Inception: May 19, 2000

In 2003, the S&P 500 Index posted a gain for the first year since 1999. Continued low interest rates, low inflation and signs of economic recovery--including optimism for future corporate spending--helped drive the index's rally. Technology stocks, especially Internet-related stocks, led the way. This was all good news to investors in Titan 500 Fund, which seeks to provide investment results that correspond to 200% of the daily performance of the S&P 500 Index. The fund returned 53.12% for the year versus 28.68% for the S&P 500 Index.
          CUMULATIVE FUND PERFORMANCE: MAY 19, 2000 - DECEMBER 31, 2003
                              [LINE GRAPH OMITTED]

                 TITAN 500 FUND           S&P 500 INDEX
5/19/2000       $10,000                   $10,000
5/20/2000        10,000                     9,999
5/21/2000        10,000                     9,999
5/22/2000         9,880                     9,955
5/23/2000         9,504                     9,764
5/24/2000         9,812                     9,944
5/25/2000         9,616                     9,820
5/26/2000         9,556                     9,795
5/27/2000         9,556                     9,795
5/28/2000         9,556                     9,795
5/29/2000         9,556                     9,795
5/30/2000        10,188                    10,112
5/31/2000        10,120                    10,101
6/1/2000         10,520                    10,302
6/2/2000         10,912                    10,504
6/3/2000         10,912                    10,504
6/4/2000         10,912                    10,504
6/5/2000         10,784                    10,436
6/6/2000         10,652                    10,366
6/7/2000         10,812                    10,464
6/8/2000         10,696                    10,395
6/9/2000         10,632                    10,361
6/10/2000        10,632                    10,361
6/11/2000        10,632                    10,361
6/12/2000        10,460                    10,284
6/13/2000        10,796                    10,452
6/14/2000        10,812                    10,460
6/15/2000        10,872                    10,518
6/16/2000        10,724                    10,418
6/17/2000        10,724                    10,418
6/18/2000        10,724                    10,418
6/19/2000        11,000                    10,571
6/20/2000        10,872                    10,500
6/21/2000        10,872                    10,522
6/22/2000        10,524                    10,331
6/23/2000        10,348                    10,255
6/24/2000        10,348                    10,255
6/25/2000        10,348                    10,255
6/26/2000        10,552                    10,353
6/27/2000        10,484                    10,319
6/28/2000        10,496                    10,351
6/29/2000        10,288                    10,263
6/30/2000        10,428                    10,350
7/1/2000         10,428                    10,350
7/2/2000         10,428                    10,350
7/3/2000         10,692                    10,457
7/4/2000         10,692                    10,457
7/5/2000         10,344                    10,293
7/6/2000         10,496                    10,368
7/7/2000         10,816                    10,527
7/8/2000         10,816                    10,527
7/9/2000         10,816                    10,527
7/10/2000        10,768                    10,503
7/11/2000        10,832                    10,541
7/12/2000        11,004                    10,627
7/13/2000        11,044                    10,648
7/14/2000        11,228                    10,749
7/15/2000        11,228                    10,749
7/16/2000        11,228                    10,749
7/17/2000        11,240                    10,753
7/18/2000        11,016                    10,634
7/19/2000        10,828                    10,550
7/20/2000        11,004                    10,647
7/21/2000        10,752                    10,538
7/22/2000        10,752                    10,538
7/23/2000        10,752                    10,538
7/24/2000        10,500                    10,425
7/25/2000        10,608                    10,497
7/26/2000        10,360                    10,341
7/27/2000        10,276                    10,321
7/28/2000         9,844                    10,110
7/29/2000         9,844                    10,110
7/30/2000         9,844                    10,110
7/31/2000         9,928                    10,188
8/1/2000         10,044                    10,240
8/2/2000         10,108                    10,245
8/3/2000         10,264                    10,345
8/4/2000         10,396                    10,420
8/5/2000         10,396                    10,420
8/6/2000         10,396                    10,420
8/7/2000         10,656                    10,537
8/8/2000         10,700                    10,562
8/9/2000         10,564                    10,493
8/10/2000        10,368                    10,404
8/11/2000        10,528                    10,487
8/12/2000        10,528                    10,487
8/13/2000        10,528                    10,487
8/14/2000        10,816                    10,628
8/15/2000        10,740                    10,577
8/16/2000        10,636                    10,546
8/17/2000        10,876                    10,662
8/18/2000        10,820                    10,631
8/19/2000        10,820                    10,631
8/20/2000        10,820                    10,631
8/21/2000        10,920                    10,686
8/22/2000        10,908                    10,677
8/23/2000        10,992                    10,733
8/24/2000        11,040                    10,750
8/25/2000        11,016                    10,737
8/26/2000        11,016                    10,737
8/27/2000        11,016                    10,737
8/28/2000        11,128                    10,792
8/29/2000        11,044                    10,762
8/30/2000        10,908                    10,713
8/31/2000        11,152                    10,821
9/1/2000         11,200                    10,843
9/2/2000         11,200                    10,843
9/3/2000         11,200                    10,843
9/4/2000         11,200                    10,843
9/5/2000         10,992                    10,746
9/6/2000         10,756                    10,641
9/7/2000         10,908                    10,714
9/8/2000         10,760                    10,657
9/9/2000         10,760                    10,657
9/10/2000        10,760                    10,657
9/11/2000        10,700                    10,620
9/12/2000        10,596                    10,568
9/13/2000        10,648                    10,591
9/14/2000        10,576                    10,563
9/15/2000        10,352                    10,455
9/16/2000        10,352                    10,455
9/17/2000        10,352                    10,455
9/18/2000        10,056                    10,304
9/19/2000        10,248                    10,413
9/20/2000        10,124                    10,353
9/21/2000        10,112                    10,336
9/22/2000        10,100                    10,334
9/23/2000        10,100                    10,334
9/24/2000        10,100                    10,334
9/25/2000         9,956                    10,265
9/26/2000         9,800                    10,181
9/27/2000         9,764                    10,178
9/28/2000        10,204                    10,404
9/29/2000         9,888                    10,250
9/30/2000         9,888                    10,250
10/1/2000         9,888                    10,250
10/2/2000         9,884                    10,248
10/3/2000         9,704                    10,178
10/4/2000         9,860                    10,236
10/5/2000         9,888                    10,252
10/6/2000         9,492                    10,057
10/7/2000         9,492                    10,057
10/8/2000         9,492                    10,057
10/9/2000         9,400                    10,007
10/10/2000        9,204                     9,900
10/11/2000        8,872                     9,741
10/12/2000        8,432                     9,493
10/13/2000        8,972                     9,809
10/14/2000        8,972                     9,809
10/15/2000        8,972                     9,809
10/16/2000        9,012                     9,813
10/17/2000        8,672                     9,637
10/18/2000        8,556                     9,581
10/19/2000        9,176                     9,914
10/20/2000        9,280                     9,973
10/21/2000        9,280                     9,973
10/22/2000        9,280                     9,973
10/23/2000        9,296                     9,964
10/24/2000        9,324                     9,981
10/25/2000        8,836                     9,744
10/26/2000        8,816                     9,741
10/27/2000        9,056                     9,850
10/28/2000        9,056                     9,850
10/29/2000        9,056                     9,850
10/30/2000        9,284                     9,987
10/31/2000        9,656                    10,206
11/1/2000         9,564                    10,149
11/2/2000         9,668                    10,200
11/3/2000         9,632                    10,189
11/4/2000         9,632                    10,189
11/5/2000         9,632                    10,189
11/6/2000         9,716                    10,228
11/7/2000         9,688                    10,226
11/8/2000         9,344                    10,066
11/9/2000         9,228                    10,002
11/10/2000        8,772                     9,758
11/11/2000        8,772                     9,758
11/12/2000        8,772                     9,758
11/13/2000        8,568                     9,654
11/14/2000        9,008                     9,881
11/15/2000        9,084                     9,931
11/16/2000        8,840                     9,807
11/17/2000        8,804                     9,774
11/18/2000        8,804                     9,774
11/19/2000        8,804                     9,774
11/20/2000        8,440                     9,595
11/21/2000        8,476                     9,630
11/22/2000        8,160                     9,451
11/23/2000        8,160                     9,451
11/24/2000        8,392                     9,590
11/25/2000        8,392                     9,590
11/26/2000        8,392                     9,590
11/27/2000        8,540                     9,641
11/28/2000        8,320                     9,550
11/29/2000        8,384                     9,594
11/30/2000        7,996                     9,402
12/1/2000         8,064                     9,404
12/2/2000         8,064                     9,404
12/3/2000         8,064                     9,404
12/4/2000         8,192                     9,473
12/5/2000         8,840                     9,842
12/6/2000         8,504                     9,665
12/7/2000         8,404                     9,609
12/8/2000         8,756                     9,797
12/9/2000         8,756                     9,797
12/10/2000        8,756                     9,797
12/11/2000        8,872                     9,871
12/12/2000        8,792                     9,806
12/13/2000        8,636                     9,728
12/14/2000        8,332                     9,592
12/15/2000        7,980                     9,386
12/16/2000        7,980                     9,386
12/17/2000        7,980                     9,386
12/18/2000        8,104                     9,462
12/19/2000        7,872                     9,340
12/20/2000        7,372                     9,048
12/21/2000        7,504                     9,120
12/22/2000        7,888                     9,343
12/23/2000        7,888                     9,343
12/24/2000        7,888                     9,343
12/25/2000        7,888                     9,343
12/26/2000        8,016                     9,409
12/27/2000        8,168                     9,509
12/28/2000        8,212                     9,547
12/29/2000        8,008                     9,448
12/30/2000        8,008                     9,448
12/31/2000        8,008                     9,448
1/1/2001          8,008                     9,448
1/2/2001          7,552                     9,183
1/3/2001          8,384                     9,644
1/4/2001          8,188                     9,543
1/5/2001          7,724                     9,292
1/6/2001          7,724                     9,292
1/7/2001          7,724                     9,292
1/8/2001          7,664                     9,276
1/9/2001          7,696                     9,312
1/10/2001         7,908                     9,402
1/11/2001         8,024                     9,499
1/12/2001         7,928                     9,438
1/13/2001         7,928                     9,438
1/14/2001         7,928                     9,438
1/15/2001         7,928                     9,438
1/16/2001         8,016                     9,498
1/17/2001         8,056                     9,519
1/18/2001         8,280                     9,651
1/19/2001         8,204                     9,612
1/20/2001         8,204                     9,612
1/21/2001         8,204                     9,612
1/22/2001         8,232                     9,615
1/23/2001         8,404                     9,740
1/24/2001         8,484                     9,768
1/25/2001         8,392                     9,720
1/26/2001         8,360                     9,702
1/27/2001         8,360                     9,702
1/28/2001         8,360                     9,702
1/29/2001         8,448                     9,769
1/30/2001         8,576                     9,837
1/31/2001         8,500                     9,783
2/1/2001          8,544                     9,837
2/2/2001          8,228                     9,665
2/3/2001          8,228                     9,665
2/4/2001          8,228                     9,665
2/5/2001          8,320                     9,700
2/6/2001          8,272                     9,686
2/7/2001          8,136                     9,607
2/8/2001          8,020                     9,547
2/9/2001          7,812                     9,420
2/10/2001         7,812                     9,420
2/11/2001         7,812                     9,420
2/12/2001         7,996                     9,531
2/13/2001         7,836                     9,450
2/14/2001         7,840                     9,431
2/15/2001         7,964                     9,508
2/16/2001         7,624                     9,329
2/17/2001         7,624                     9,329
2/18/2001         7,624                     9,329
2/19/2001         7,624                     9,329
2/20/2001         7,356                     9,167
2/21/2001         7,048                     8,998
2/22/2001         7,032                     8,981
2/23/2001         6,972                     8,931
2/24/2001         6,972                     8,931
2/25/2001         6,972                     8,931
2/26/2001         7,228                     9,087
2/27/2001         7,092                     9,018
2/28/2001         6,883                     8,891
3/1/2001          6,899                     8,900
3/2/2001          6,811                     8,850
3/3/2001          6,811                     8,850
3/4/2001          6,811                     8,850
3/5/2001          6,911                     8,903
3/6/2001          7,072                     8,992
3/7/2001          7,156                     9,052
3/8/2001          7,164                     9,072
3/9/2001          6,815                     8,848
3/10/2001         6,815                     8,848
3/11/2001         6,815                     8,848
3/12/2001         6,151                     8,466
3/13/2001         6,371                     8,593
3/14/2001         6,011                     8,371
3/15/2001         6,103                     8,421
3/16/2001         5,839                     8,255
3/17/2001         5,839                     8,255
3/18/2001         5,839                     8,255
3/19/2001         6,051                     8,401
3/20/2001         5,735                     8,199
3/21/2001         5,527                     8,052
3/22/2001         5,471                     8,020
3/23/2001         5,727                     8,179
3/24/2001         5,727                     8,179
3/25/2001         5,727                     8,179
3/26/2001         5,887                     8,272
3/27/2001         6,143                     8,483
3/28/2001         5,819                     8,277
3/29/2001         5,787                     8,239
3/30/2001         5,891                     8,328
3/31/2001         5,891                     8,328
4/1/2001          5,891                     8,328
4/2/2001          5,723                     8,224
4/3/2001          5,331                     7,941
4/4/2001          5,307                     7,920
4/5/2001          5,795                     8,266
4/6/2001          5,547                     8,102
4/7/2001          5,547                     8,102
4/8/2001          5,547                     8,102
4/9/2001          5,659                     8,168
4/10/2001         5,967                     8,390
4/11/2001         5,931                     8,372
4/12/2001         6,111                     8,499
4/13/2001         6,111                     8,499
4/14/2001         6,111                     8,499
4/15/2001         6,111                     8,499
4/16/2001         6,059                     8,471
4/17/2001         6,179                     8,559
4/18/2001         6,683                     8,892
4/19/2001         6,863                     9,004
4/20/2001         6,715                     8,927
4/21/2001         6,715                     8,927
4/22/2001         6,715                     8,927
4/23/2001         6,503                     8,793
4/24/2001         6,359                     8,686
4/25/2001         6,559                     8,825
4/26/2001         6,619                     8,867
4/27/2001         6,807                     9,000
4/28/2001         6,807                     9,000
4/29/2001         6,807                     9,000
4/30/2001         6,767                     8,975
5/1/2001          6,960                     9,097
5/2/2001          6,960                     9,105
5/3/2001          6,751                     8,970
5/4/2001          6,948                     9,100
5/5/2001          6,948                     9,100
5/6/2001          6,948                     9,100
5/7/2001          6,907                     9,078
5/8/2001          6,887                     9,062
5/9/2001          6,819                     9,023
5/10/2001         6,823                     9,021
5/11/2001         6,711                     8,954
5/12/2001         6,711                     8,954
5/13/2001         6,711                     8,954
5/14/2001         6,735                     8,978
5/15/2001         6,747                     8,982
5/16/2001         7,140                     9,239
5/17/2001         7,168                     9,264
5/18/2001         7,216                     9,291
5/19/2001         7,216                     9,291
5/20/2001         7,216                     9,291
5/21/2001         7,456                     9,441
5/22/2001         7,412                     9,416
5/23/2001         7,176                     9,270
5/24/2001         7,220                     9,300
5/25/2001         7,036                     9,190
5/26/2001         7,036                     9,190
5/27/2001         7,036                     9,190
5/28/2001         7,036                     9,190
5/29/2001         6,931                     9,119
5/30/2001         6,699                     8,978
5/31/2001         6,783                     9,035
6/1/2001          6,835                     9,070
6/2/2001          6,835                     9,070
6/3/2001          6,835                     9,070
6/4/2001          6,903                     9,116
6/5/2001          7,096                     9,235
6/6/2001          6,936                     9,139
6/7/2001          7,012                     9,189
6/8/2001          6,871                     9,102
6/9/2001          6,871                     9,102
6/10/2001         6,871                     9,102
6/11/2001         6,751                     9,026
6/12/2001         6,767                     9,037
6/13/2001         6,611                     8,936
6/14/2001         6,367                     8,780
6/15/2001         6,311                     8,741
6/16/2001         6,311                     8,741
6/17/2001         6,311                     8,741
6/18/2001         6,243                     8,698
6/19/2001         6,287                     8,728
6/20/2001         6,399                     8,804
6/21/2001         6,543                     8,905
6/22/2001         6,411                     8,821
6/23/2001         6,411                     8,821
6/24/2001         6,411                     8,821
6/25/2001         6,339                     8,772
6/26/2001         6,319                     8,759
6/27/2001         6,255                     8,719
6/28/2001         6,415                     8,828
6/29/2001         6,399                     8,815
6/30/2001         6,399                     8,815
7/1/2001          6,399                     8,815
7/2/2001          6,519                     8,904
7/3/2001          6,487                     8,889
7/4/2001          6,487                     8,889
7/5/2001          6,327                     8,781
7/6/2001          6,023                     8,576
7/7/2001          6,023                     8,576
7/8/2001          6,023                     8,576
7/9/2001          6,103                     8,635
7/10/2001         5,927                     8,512
7/11/2001         5,907                     8,503
7/12/2001         6,195                     8,704
7/13/2001         6,271                     8,758
7/14/2001         6,271                     8,758
7/15/2001         6,271                     8,758
7/16/2001         6,131                     8,663
7/17/2001         6,251                     8,749
7/18/2001         6,179                     8,702
7/19/2001         6,255                     8,754
7/20/2001         6,203                     8,724
7/21/2001         6,203                     8,724
7/22/2001         6,203                     8,724
7/23/2001         5,991                     8,581
7/24/2001         5,791                     8,442
7/25/2001         5,975                     8,578
7/26/2001         6,107                     8,667
7/27/2001         6,135                     8,689
7/28/2001         6,135                     8,689
7/29/2001         6,135                     8,689
7/30/2001         6,123                     8,680
7/31/2001         6,187                     8,728
8/1/2001          6,239                     8,763
8/2/2001          6,283                     8,799
8/3/2001          6,219                     8,754
8/4/2001          6,219                     8,754
8/5/2001          6,219                     8,754
8/6/2001          6,071                     8,654
8/7/2001          6,107                     8,683
8/8/2001          5,895                     8,534
8/9/2001          5,895                     8,534
8/10/2001         5,963                     8,583
8/11/2001         5,963                     8,583
8/12/2001         5,963                     8,583
8/13/2001         5,967                     8,592
8/14/2001         5,923                     8,559
8/15/2001         5,831                     8,498
8/16/2001         5,867                     8,525
8/17/2001         5,667                     8,383
8/18/2001         5,667                     8,383
8/19/2001         5,667                     8,383
8/20/2001         5,759                     8,451
8/21/2001         5,611                     8,349
8/22/2001         5,695                     8,408
8/23/2001         5,659                     8,385
8/24/2001         5,887                     8,550
8/25/2001         5,887                     8,550
8/26/2001         5,887                     8,550
8/27/2001         5,827                     8,509
8/28/2001         5,643                     8,381
8/29/2001         5,515                     8,289
8/30/2001         5,323                     8,149
8/31/2001         5,363                     8,182
9/1/2001          5,363                     8,182
9/2/2001          5,363                     8,182
9/3/2001          5,363                     8,182
9/4/2001          5,355                     8,177
9/5/2001          5,351                     8,170
9/6/2001          5,091                     7,988
9/7/2001          4,898                     7,839
9/8/2001          4,898                     7,839
9/9/2001          4,898                     7,839
9/10/2001         4,963                     7,888
9/11/2001         4,963                     7,888
9/12/2001         4,963                     7,888
9/13/2001         4,963                     7,888
9/14/2001         4,963                     7,888
9/15/2001         4,963                     7,888
9/16/2001         4,963                     7,888
9/17/2001         4,470                     7,502
9/18/2001         4,422                     7,459
9/19/2001         4,266                     7,339
9/20/2001         4,006                     7,111
9/21/2001         3,846                     6,976
9/22/2001         3,846                     6,976
9/23/2001         3,846                     6,976
9/24/2001         4,138                     7,248
9/25/2001         4,214                     7,311
9/26/2001         4,170                     7,276
9/27/2001         4,262                     7,360
9/28/2001         4,450                     7,521
9/29/2001         4,450                     7,521
9/30/2001         4,450                     7,521
10/1/2001         4,438                     7,504
10/2/2001         4,534                     7,596
10/3/2001         4,722                     7,749
10/4/2001         4,694                     7,730
10/5/2001         4,702                     7,744
10/6/2001         4,702                     7,744
10/7/2001         4,702                     7,744
10/8/2001         4,630                     7,680
10/9/2001         4,574                     7,639
10/10/2001        4,786                     7,815
10/11/2001        4,930                     7,934
10/12/2001        4,878                     7,892
10/13/2001        4,878                     7,892
10/14/2001        4,878                     7,892
10/15/2001        4,862                     7,880
10/16/2001        4,926                     7,935
10/17/2001        4,738                     7,788
10/18/2001        4,670                     7,726
10/19/2001        4,702                     7,762
10/20/2001        4,702                     7,762
10/21/2001        4,702                     7,762
10/22/2001        4,846                     7,880
10/23/2001        4,798                     7,843
10/24/2001        4,798                     7,846
10/25/2001        4,930                     7,954
10/26/2001        4,967                     7,987
10/27/2001        4,967                     7,987
10/28/2001        4,967                     7,987
10/29/2001        4,734                     7,797
10/30/2001        4,566                     7,664
10/31/2001        4,574                     7,665
11/1/2001         4,778                     7,841
11/2/2001         4,802                     7,864
11/3/2001         4,802                     7,864
11/4/2001         4,802                     7,864
11/5/2001         4,938                     7,977
11/6/2001         5,095                     8,093
11/7/2001         5,063                     8,074
11/8/2001         5,091                     8,094
11/9/2001         5,103                     8,107
11/10/2001        5,103                     8,107
11/11/2001        5,103                     8,107
11/12/2001        5,075                     8,093
11/13/2001        5,271                     8,244
11/14/2001        5,291                     8,261
11/15/2001        5,299                     8,269
11/16/2001        5,263                     8,244
11/17/2001        5,263                     8,244
11/18/2001        5,263                     8,244
11/19/2001        5,379                     8,333
11/20/2001        5,299                     8,273
11/21/2001        5,239                     8,232
11/22/2001        5,239                     8,232
11/23/2001        5,363                     8,329
11/24/2001        5,363                     8,329
11/25/2001        5,363                     8,329
11/26/2001        5,427                     8,380
11/27/2001        5,351                     8,323
11/28/2001        5,155                     8,173
11/29/2001        5,259                     8,258
11/30/2001        5,247                     8,252
12/1/2001         5,247                     8,252
12/2/2001         5,247                     8,252
12/3/2001         5,159                     8,183
12/4/2001         5,299                     8,291
12/5/2001         5,543                     8,479
12/6/2001         5,507                     8,456
12/7/2001         5,423                     8,392
12/8/2001         5,423                     8,392
12/9/2001         5,423                     8,392
12/10/2001        5,247                     8,259
12/11/2001        5,215                     8,236
12/12/2001        5,219                     8,240
12/13/2001        5,047                     8,112
12/14/2001        5,091                     8,139
12/15/2001        5,091                     8,139
12/16/2001        5,091                     8,139
12/17/2001        5,191                     8,221
12/18/2001        5,267                     8,283
12/19/2001        5,327                     8,331
12/20/2001        5,243                     8,263
12/21/2001        5,279                     8,299
12/22/2001        5,279                     8,299
12/23/2001        5,279                     8,299
12/24/2001        5,275                     8,297
12/25/2001        5,275                     8,297
12/26/2001        5,323                     8,331
12/27/2001        5,387                     8,390
12/28/2001        5,415                     8,419
12/29/2001        5,415                     8,419
12/30/2001        5,415                     8,419
12/31/2001        5,291                     8,325
1/1/2002          5,291                     8,325
1/2/2002          5,359                     8,374
1/3/2002          5,459                     8,451
1/4/2002          5,527                     8,503
1/5/2002          5,527                     8,503
1/6/2002          5,527                     8,503
1/7/2002          5,455                     8,448
1/8/2002          5,419                     8,420
1/9/2002          5,355                     8,380
1/10/2002         5,379                     8,390
1/11/2002         5,271                     8,311
1/12/2002         5,271                     8,311
1/13/2002         5,271                     8,311
1/14/2002         5,203                     8,259
1/15/2002         5,271                     8,316
1/16/2002         5,107                     8,181
1/17/2002         5,203                     8,263
1/18/2002         5,099                     8,181
1/19/2002         5,099                     8,181
1/20/2002         5,099                     8,181
1/21/2002         5,099                     8,181
1/22/2002         5,027                     8,121
1/23/2002         5,103                     8,186
1/24/2002         5,139                     8,215
1/25/2002         5,143                     8,223
1/26/2002         5,143                     8,223
1/27/2002         5,143                     8,223
1/28/2002         5,147                     8,221
1/29/2002         4,838                     7,987
1/30/2002         4,959                     8,082
1/31/2002         5,095                     8,203
2/1/2002          5,039                     8,145
2/2/2002          5,039                     8,145
2/3/2002          5,039                     8,145
2/4/2002          4,774                     7,944
2/5/2002          4,742                     7,912
2/6/2002          4,690                     7,866
2/7/2002          4,658                     7,843
2/8/2002          4,798                     7,960
2/9/2002          4,798                     7,960
2/10/2002         4,798                     7,960
2/11/2002         4,934                     8,074
2/12/2002         4,890                     8,042
2/13/2002         4,995                     8,125
2/14/2002         4,971                     8,110
2/15/2002         4,866                     8,021
2/16/2002         4,866                     8,021
2/17/2002         4,866                     8,021
2/18/2002         4,866                     8,021
2/19/2002         4,674                     7,870
2/20/2002         4,806                     7,977
2/21/2002         4,650                     7,854
2/22/2002         4,726                     7,918
2/23/2002         4,726                     7,918
2/24/2002         4,726                     7,918
2/25/2002         4,902                     8,061
2/26/2002         4,886                     8,061
2/27/2002         4,902                     8,068
2/28/2002         4,878                     8,045
3/1/2002          5,091                     8,227
3/2/2002          5,091                     8,227
3/3/2002          5,091                     8,227
3/4/2002          5,295                     8,388
3/5/2002          5,231                     8,332
3/6/2002          5,391                     8,454
3/7/2002          5,347                     8,417
3/8/2002          5,399                     8,466
3/9/2002          5,399                     8,466
3/10/2002         5,399                     8,466
3/11/2002         5,447                     8,495
3/12/2002         5,419                     8,475
3/13/2002         5,307                     8,394
3/14/2002         5,299                     8,387
3/15/2002         5,423                     8,482
3/16/2002         5,423                     8,482
3/17/2002         5,423                     8,482
3/18/2002         5,415                     8,478
3/19/2002         5,463                     8,512
3/20/2002         5,287                     8,379
3/21/2002         5,299                     8,391
3/22/2002         5,251                     8,356
3/23/2002         5,251                     8,356
3/24/2002         5,251                     8,356
3/25/2002         5,095                     8,233
3/26/2002         5,151                     8,283
3/27/2002         5,203                     8,327
3/28/2002         5,231                     8,348
3/29/2002         5,231                     8,348
3/30/2002         5,231                     8,348
3/31/2002         5,231                     8,348
4/1/2002          5,215                     8,342
4/2/2002          5,135                     8,270
4/3/2002          5,031                     8,189
4/4/2002          5,035                     8,196
4/5/2002          5,003                     8,170
4/6/2002          5,003                     8,170
4/7/2002          5,003                     8,170
4/8/2002          5,031                     8,191
4/9/2002          4,959                     8,136
4/10/2002         5,071                     8,229
4/11/2002         4,838                     8,034
4/12/2002         4,890                     8,088
4/13/2002         4,890                     8,088
4/14/2002         4,890                     8,088
4/15/2002         4,826                     8,026
4/16/2002         5,043                     8,214
4/17/2002         5,027                     8,198
4/18/2002         5,003                     8,186
4/19/2002         5,011                     8,192
4/20/2002         5,011                     8,192
4/21/2002         5,011                     8,192
4/22/2002         4,858                     8,065
4/23/2002         4,794                     8,015
4/24/2002         4,726                     7,958
4/25/2002         4,710                     7,946
4/26/2002         4,574                     7,837
4/27/2002         4,574                     7,837
4/28/2002         4,574                     7,837
4/29/2002         4,490                     7,758
4/30/2002         4,582                     7,842
5/1/2002          4,670                     7,912
5/2/2002          4,654                     7,899
5/3/2002          4,558                     7,818
5/4/2002          4,558                     7,818
5/5/2002          4,558                     7,818
5/6/2002          4,382                     7,667
5/7/2002          4,350                     7,644
5/8/2002          4,678                     7,932
5/9/2002          4,542                     7,818
5/10/2002         4,394                     7,687
5/11/2002         4,394                     7,687
5/12/2002         4,394                     7,687
5/13/2002         4,554                     7,830
5/14/2002         4,742                     7,996
5/15/2002         4,694                     7,953
5/16/2002         4,758                     8,006
5/17/2002         4,830                     8,069
5/18/2002         4,830                     8,069
5/19/2002         4,830                     8,069
5/20/2002         4,702                     7,961
5/21/2002         4,594                     7,874
5/22/2002         4,650                     7,919
5/23/2002         4,750                     8,000
5/24/2002         4,630                     7,903
5/25/2002         4,630                     7,903
5/26/2002         4,630                     7,903
5/27/2002         4,630                     7,903
5/28/2002         4,554                     7,836
5/29/2002         4,494                     7,787
5/30/2002         4,470                     7,766
5/31/2002         4,490                     7,784
6/1/2002          4,490                     7,784
6/2/2002          4,490                     7,784
6/3/2002          4,246                     7,591
6/4/2002          4,258                     7,591
6/5/2002          4,338                     7,661
6/6/2002          4,170                     7,510
6/7/2002          4,158                     7,498
6/8/2002          4,158                     7,498
6/9/2002          4,158                     7,498
6/10/2002         4,182                     7,522
6/11/2002         4,042                     7,397
6/12/2002         4,098                     7,446
6/13/2002         3,998                     7,369
6/14/2002         3,982                     7,352
6/15/2002         3,982                     7,352
6/16/2002         3,982                     7,352
6/17/2002         4,218                     7,563
6/18/2002         4,222                     7,570
6/19/2002         4,070                     7,446
6/20/2002         3,962                     7,346
6/21/2002         3,834                     7,220
6/22/2002         3,834                     7,220
6/23/2002         3,834                     7,220
6/24/2002         3,866                     7,247
6/25/2002         3,726                     7,126
6/26/2002         3,706                     7,110
6/27/2002         3,830                     7,235
6/28/2002         3,826                     7,229
6/29/2002         3,826                     7,229
6/30/2002         3,826                     7,229
7/1/2002          3,658                     7,075
7/2/2002          3,498                     6,926
7/3/2002          3,538                     6,969
7/4/2002          3,538                     6,969
7/5/2002          3,806                     7,226
7/6/2002          3,806                     7,226
7/7/2002          3,806                     7,226
7/8/2002          3,702                     7,139
7/9/2002          3,518                     6,963
7/10/2002         3,274                     6,727
7/11/2002         3,330                     6,778
7/12/2002         3,282                     6,734
7/13/2002         3,282                     6,734
7/14/2002         3,282                     6,734
7/15/2002         3,254                     6,709
7/16/2002         3,146                     6,586
7/17/2002         3,166                     6,623
7/18/2002         2,982                     6,444
7/19/2002         2,753                     6,197
7/20/2002         2,753                     6,197
7/21/2002         2,753                     6,197
7/22/2002         2,581                     5,993
7/23/2002         2,449                     5,831
7/24/2002         2,737                     6,165
7/25/2002         2,701                     6,131
7/26/2002         2,793                     6,234
7/27/2002         2,793                     6,234
7/28/2002         2,793                     6,234
7/29/2002         3,098                     6,572
7/30/2002         3,126                     6,600
7/31/2002         3,186                     6,666
8/1/2002          2,982                     6,470
8/2/2002          2,841                     6,320
8/3/2002          2,841                     6,320
8/4/2002          2,841                     6,320
8/5/2002          2,645                     6,104
8/6/2002          2,817                     6,287
8/7/2002          2,937                     6,414
8/8/2002          3,122                     6,624
8/9/2002          3,146                     6,648
8/10/2002         3,146                     6,648
8/11/2002         3,146                     6,648
8/12/2002         3,106                     6,613
8/13/2002         2,969                     6,470
8/14/2002         3,210                     6,731
8/15/2002         3,282                     6,810
8/16/2002         3,274                     6,800
8/17/2002         3,274                     6,800
8/18/2002         3,274                     6,800
8/19/2002         3,426                     6,960
8/20/2002         3,338                     6,863
8/21/2002         3,422                     6,951
8/22/2002         3,522                     7,049
8/23/2002         3,354                     6,889
8/24/2002         3,354                     6,889
8/25/2002         3,354                     6,889
8/26/2002         3,406                     6,941
8/27/2002         3,310                     6,845
8/28/2002         3,190                     6,722
8/29/2002         3,194                     6,722
8/30/2002         3,174                     6,710
8/31/2002         3,174                     6,710
9/1/2002          3,174                     6,710
9/2/2002          3,174                     6,710
9/3/2002          2,909                     6,431
9/4/2002          3,014                     6,546
9/5/2002          2,921                     6,442
9/6/2002          3,022                     6,550
9/7/2002          3,022                     6,550
9/8/2002          3,022                     6,550
9/9/2002          3,082                     6,617
9/10/2002         3,130                     6,665
9/11/2002         3,122                     6,665
9/12/2002         2,969                     6,502
9/13/2002         2,982                     6,523
9/14/2002         2,982                     6,523
9/15/2002         2,982                     6,523
9/16/2002         2,998                     6,533
9/17/2002         2,873                     6,404
9/18/2002         2,841                     6,375
9/19/2002         2,677                     6,183
9/20/2002         2,685                     6,198
9/21/2002         2,685                     6,198
9/22/2002         2,685                     6,198
9/23/2002         2,613                     6,113
9/24/2002         2,521                     6,007
9/25/2002         2,645                     6,158
9/26/2002         2,749                     6,271
9/27/2002         2,565                     6,069
9/28/2002         2,565                     6,069
9/29/2002         2,565                     6,069
9/30/2002         2,485                     5,980
10/1/2002         2,693                     6,220
10/2/2002         2,561                     6,074
10/3/2002         2,501                     6,009
10/4/2002         2,393                     5,874
10/5/2002         2,393                     5,874
10/6/2002         2,393                     5,874
10/7/2002         2,305                     5,762
10/8/2002         2,373                     5,861
10/9/2002         2,237                     5,702
10/10/2002        2,401                     5,902
10/11/2002        2,589                     6,133
10/12/2002        2,589                     6,133
10/13/2002        2,589                     6,133
10/14/2002        2,629                     6,177
10/15/2002        2,877                     6,470
10/16/2002        2,733                     6,314
10/17/2002        2,853                     6,455
10/18/2002        2,885                     6,494
10/19/2002        2,885                     6,494
10/20/2002        2,885                     6,494
10/21/2002        2,994                     6,606
10/22/2002        2,925                     6,536
10/23/2002        2,969                     6,580
10/24/2002        2,873                     6,480
10/25/2002        2,969                     6,591
10/26/2002        2,969                     6,591
10/27/2002        2,969                     6,591
10/28/2002        2,921                     6,537
10/29/2002        2,865                     6,478
10/30/2002        2,921                     6,542
10/31/2002        2,889                     6,507
11/1/2002         2,998                     6,618
11/2/2002         2,998                     6,618
11/3/2002         2,998                     6,618
11/4/2002         3,038                     6,673
11/5/2002         3,086                     6,725
11/6/2002         3,142                     6,788
11/7/2002         2,994                     6,634
11/8/2002         2,941                     6,576
11/9/2002         2,941                     6,576
11/10/2002        2,941                     6,576
11/11/2002        2,821                     6,440
11/12/2002        2,865                     6,490
11/13/2002        2,869                     6,489
11/14/2002        3,010                     6,650
11/15/2002        3,042                     6,691
11/16/2002        3,042                     6,691
11/17/2002        3,042                     6,691
11/18/2002        2,982                     6,622
11/19/2002        2,957                     6,595
11/20/2002        3,070                     6,724
11/21/2002        3,202                     6,868
11/22/2002        3,178                     6,845
11/23/2002        3,178                     6,845
11/24/2002        3,178                     6,845
11/25/2002        3,194                     6,862
11/26/2002        3,062                     6,720
11/27/2002        3,234                     6,908
11/28/2002        3,234                     6,908
11/29/2002        3,206                     6,890
11/30/2002        3,206                     6,890
12/1/2002         3,206                     6,890
12/2/2002         3,198                     6,877
12/3/2002         3,106                     6,775
12/4/2002         3,090                     6,754
12/5/2002         3,010                     6,673
12/6/2002         3,050                     6,715
12/7/2002         3,050                     6,715
12/8/2002         3,050                     6,715
12/9/2002         2,917                     6,567
12/10/2002        3,002                     6,658
12/11/2002        3,006                     6,664
12/12/2002        2,982                     6,639
12/13/2002        2,889                     6,550
12/14/2002        2,889                     6,550
12/15/2002        2,889                     6,550
12/16/2002        3,034                     6,704
12/17/2002        2,986                     6,650
12/18/2002        2,901                     6,563
12/19/2002        2,861                     6,514
12/20/2002        2,925                     6,599
12/21/2002        2,925                     6,599
12/22/2002        2,925                     6,599
12/23/2002        2,941                     6,611
12/24/2002        2,909                     6,574
12/25/2002        2,909                     6,574
12/26/2002        2,885                     6,554
12/27/2002        2,797                     6,451
12/28/2002        2,797                     6,451
12/29/2002        2,797                     6,451
12/30/2002        2,821                     6,481
12/31/2002        2,825                     6,485
1/1/2003          2,825                     6,485
1/2/2003          3,014                     6,701
1/3/2003          3,010                     6,698
1/4/2003          3,010                     6,698
1/5/2003          3,010                     6,698
1/6/2003          3,142                     6,848
1/7/2003          3,106                     6,804
1/8/2003          3,010                     6,710
1/9/2003          3,130                     6,840
1/10/2003         3,126                     6,840
1/11/2003         3,126                     6,840
1/12/2003         3,126                     6,840
1/13/2003         3,122                     6,831
1/14/2003         3,154                     6,871
1/15/2003         3,070                     6,773
1/16/2003         3,046                     6,746
1/17/2003         2,957                     6,652
1/18/2003         2,957                     6,652
1/19/2003         2,957                     6,652
1/20/2003         2,957                     6,652
1/21/2003         2,861                     6,547
1/22/2003         2,797                     6,480
1/23/2003         2,857                     6,546
1/24/2003         2,681                     6,355
1/25/2003         2,681                     6,355
1/26/2003         2,681                     6,355
1/27/2003         2,597                     6,252
1/28/2003         2,661                     6,334
1/29/2003         2,701                     6,378
1/30/2003         2,577                     6,233
1/31/2003         2,645                     6,315
2/1/2003          2,645                     6,315
2/2/2003          2,645                     6,315
2/3/2003          2,673                     6,349
2/4/2003          2,601                     6,260
2/5/2003          2,573                     6,227
2/6/2003          2,541                     6,189
2/7/2003          2,485                     6,126
2/8/2003          2,485                     6,126
2/9/2003          2,485                     6,126
2/10/2003         2,529                     6,173
2/11/2003         2,485                     6,123
2/12/2003         2,421                     6,048
2/13/2003         2,417                     6,039
2/14/2003         2,517                     6,168
2/15/2003         2,517                     6,168
2/16/2003         2,517                     6,168
2/17/2003         2,517                     6,168
2/18/2003         2,617                     6,289
2/19/2003         2,577                     6,246
2/20/2003         2,529                     6,187
2/21/2003         2,597                     6,269
2/22/2003         2,597                     6,269
2/23/2003         2,597                     6,269
2/24/2003         2,497                     6,153
2/25/2003         2,533                     6,198
2/26/2003         2,465                     6,119
2/27/2003         2,525                     6,192
2/28/2003         2,545                     6,220
3/1/2003          2,545                     6,220
3/2/2003          2,545                     6,220
3/3/2003          2,505                     6,173
3/4/2003          2,429                     6,079
3/5/2003          2,473                     6,139
3/6/2003          2,425                     6,082
3/7/2003          2,465                     6,132
3/8/2003          2,465                     6,132
3/9/2003          2,465                     6,132
3/10/2003         2,337                     5,974
3/11/2003         2,297                     5,924
3/12/2003         2,317                     5,952
3/13/2003         2,477                     6,158
3/14/2003         2,481                     6,168
3/15/2003         2,481                     6,168
3/16/2003         2,481                     6,168
3/17/2003         2,661                     6,387
3/18/2003         2,681                     6,414
3/19/2003         2,729                     6,471
3/20/2003         2,737                     6,483
3/21/2003         2,861                     6,632
3/22/2003         2,861                     6,632
3/23/2003         2,861                     6,632
3/24/2003         2,657                     6,398
3/25/2003         2,725                     6,476
3/26/2003         2,693                     6,441
3/27/2003         2,689                     6,431
3/28/2003         2,653                     6,394
3/29/2003         2,653                     6,394
3/30/2003         2,653                     6,394
3/31/2003         2,557                     6,281
4/1/2003          2,625                     6,357
4/2/2003          2,765                     6,524
4/3/2003          2,733                     6,491
4/4/2003          2,749                     6,509
4/5/2003          2,749                     6,509
4/6/2003          2,749                     6,509
4/7/2003          2,757                     6,517
4/8/2003          2,745                     6,508
4/9/2003          2,665                     6,417
4/10/2003         2,701                     6,459
4/11/2003         2,681                     6,435
4/12/2003         2,681                     6,435
4/13/2003         2,681                     6,435
4/14/2003         2,785                     6,560
4/15/2003         2,821                     6,602
4/16/2003         2,745                     6,521
4/17/2003         2,833                     6,623
4/18/2003         2,833                     6,623
4/19/2003         2,833                     6,623
4/20/2003         2,833                     6,623
4/21/2003         2,823                     6,611
4/22/2003         2,951                     6,755
4/23/2003         2,995                     6,812
4/24/2003         2,947                     6,755
4/25/2003         2,863                     6,662
4/26/2003         2,863                     6,662
4/27/2003         2,863                     6,662
4/28/2003         2,970                     6,782
4/29/2003         2,987                     6,804
4/30/2003         2,975                     6,798
5/1/2003          2,979                     6,795
5/2/2003          3,070                     6,897
5/3/2003          3,070                     6,897
5/4/2003          3,070                     6,897
5/5/2003          3,046                     6,871
5/6/2003          3,100                     6,929
5/7/2003          3,068                     6,895
5/8/2003          3,003                     6,826
5/9/2003          3,090                     6,925
5/10/2003         3,090                     6,925
5/11/2003         3,090                     6,925
5/12/2003         3,167                     7,012
5/13/2003         3,150                     6,992
5/14/2003         3,130                     6,971
5/15/2003         3,179                     7,027
5/16/2003         3,166                     7,010
5/17/2003         3,166                     7,010
5/18/2003         3,166                     7,010
5/19/2003         3,008                     6,836
5/20/2003         3,006                     6,828
5/21/2003         3,032                     6,856
5/22/2003         3,091                     6,919
5/23/2003         3,098                     6,929
5/24/2003         3,098                     6,929
5/25/2003         3,098                     6,929
5/26/2003         3,098                     6,929
5/27/2003         3,222                     7,064
5/28/2003         3,230                     7,078
5/29/2003         3,200                     7,052
5/30/2003         3,300                     7,156
5/31/2003         3,300                     7,156
6/1/2003          3,300                     7,156
6/2/2003          3,319                     7,182
6/3/2003          3,351                     7,216
6/4/2003          3,452                     7,327
6/5/2003          3,482                     7,356
6/6/2003          3,460                     7,339
6/7/2003          3,460                     7,339
6/8/2003          3,460                     7,339
6/9/2003          3,378                     7,251
6/10/2003         3,440                     7,318
6/11/2003         3,531                     7,414
6/12/2003         3,542                     7,422
6/13/2003         3,468                     7,348
6/14/2003         3,468                     7,348
6/15/2003         3,468                     7,348
6/16/2003         3,625                     7,513
6/17/2003         3,627                     7,520
6/18/2003         3,612                     7,509
6/19/2003         3,502                     7,395
6/20/2003         3,503                     7,402
6/21/2003         3,503                     7,402
6/22/2003         3,503                     7,402
6/23/2003         3,407                     7,298
6/24/2003         3,422                     7,311
6/25/2003         3,364                     7,251
6/26/2003         3,440                     7,332
6/27/2003         3,368                     7,260
6/28/2003         3,368                     7,260
6/29/2003         3,368                     7,260
6/30/2003         3,356                     7,248
7/1/2003          3,414                     7,307
7/2/2003          3,494                     7,392
7/3/2003          3,439                     7,332
7/4/2003          3,439                     7,332
7/5/2003          3,439                     7,332
7/6/2003          3,439                     7,332
7/7/2003          3,572                     7,472
7/8/2003          3,595                     7,500
7/9/2003          3,560                     7,459
7/10/2003         3,456                     7,358
7/11/2003         3,522                     7,429
7/12/2003         3,522                     7,429
7/13/2003         3,522                     7,429
7/14/2003         3,564                     7,471
7/15/2003         3,538                     7,446
7/16/2003         3,487                     7,399
7/17/2003         3,398                     7,307
7/18/2003         3,478                     7,394
7/19/2003         3,478                     7,394
7/20/2003         3,478                     7,394
7/21/2003         3,382                     7,286
7/22/2003         3,440                     7,355
7/23/2003         3,447                     7,359
7/24/2003         3,395                     7,307
7/25/2003         3,516                     7,434
7/26/2003         3,516                     7,434
7/27/2003         3,516                     7,434
7/28/2003         3,503                     7,418
7/29/2003         3,452                     7,365
7/30/2003         3,435                     7,353
7/31/2003         3,451                     7,375
8/1/2003          3,382                     7,300
8/2/2003          3,382                     7,300
8/3/2003          3,382                     7,300
8/4/2003          3,399                     7,320
8/5/2003          3,274                     7,191
8/6/2003          3,287                     7,204
8/7/2003          3,335                     7,257
8/8/2003          3,362                     7,283
8/9/2003          3,362                     7,283
8/10/2003         3,362                     7,283
8/11/2003         3,382                     7,307
8/12/2003         3,450                     7,380
8/13/2003         3,408                     7,335
8/14/2003         3,454                     7,384
8/15/2003         3,454                     7,386
8/16/2003         3,454                     7,386
8/17/2003         3,454                     7,386
8/18/2003         3,522                     7,454
8/19/2003         3,542                     7,474
8/20/2003         3,522                     7,459
8/21/2003         3,546                     7,482
8/22/2003         3,467                     7,405
8/23/2003         3,467                     7,405
8/24/2003         3,467                     7,405
8/25/2003         3,468                     7,410
8/26/2003         3,494                     7,433
8/27/2003         3,496                     7,435
8/28/2003         3,539                     7,480
8/29/2003         3,582                     7,519
8/30/2003         3,582                     7,519
8/31/2003         3,582                     7,519
9/1/2003          3,582                     7,519
9/2/2003          3,675                     7,624
9/3/2003          3,709                     7,658
9/4/2003          3,723                     7,671
9/5/2003          3,673                     7,622
9/6/2003          3,673                     7,622
9/7/2003          3,673                     7,622
9/8/2003          3,747                     7,699
9/9/2003          3,685                     7,636
9/10/2003         3,596                     7,545
9/11/2003         3,637                     7,588
9/12/2003         3,651                     7,605
9/13/2003         3,651                     7,605
9/14/2003         3,651                     7,605
9/15/2003         3,625                     7,576
9/16/2003         3,727                     7,685
9/17/2003         3,705                     7,660
9/18/2003         3,807                     7,762
9/19/2003         3,785                     7,737
9/20/2003         3,785                     7,737
9/21/2003         3,785                     7,737
9/22/2003         3,681                     7,637
9/23/2003         3,730                     7,683
9/24/2003         3,587                     7,536
9/25/2003         3,544                     7,492
9/26/2003         3,499                     7,446
9/27/2003         3,499                     7,446
9/28/2003         3,499                     7,446
9/29/2003         3,567                     7,519
9/30/2003         3,494                     7,439
10/1/2003         3,647                     7,606
10/2/2003         3,669                     7,622
10/3/2003         3,735                     7,694
10/4/2003         3,735                     7,694
10/5/2003         3,735                     7,694
10/6/2003         3,766                     7,728
10/7/2003         3,801                     7,765
10/8/2003         3,765                     7,727
10/9/2003         3,799                     7,764
10/10/2003        3,802                     7,759
10/11/2003        3,802                     7,759
10/12/2003        3,802                     7,759
10/13/2003        3,853                     7,814
10/14/2003        3,882                     7,845
10/15/2003        3,863                     7,826
10/16/2003        3,887                     7,851
10/17/2003        3,803                     7,770
10/18/2003        3,803                     7,770
10/19/2003        3,803                     7,770
10/20/2003        3,841                     7,811
10/21/2003        3,854                     7,821
10/22/2003        3,738                     7,704
10/23/2003        3,761                     7,730
10/24/2003        3,723                     7,693
10/25/2003        3,723                     7,693
10/26/2003        3,723                     7,693
10/27/2003        3,741                     7,710
10/28/2003        3,854                     7,827
10/29/2003        3,867                     7,839
10/30/2003        3,858                     7,832
10/31/2003        3,883                     7,860
11/1/2003         3,883                     7,860
11/2/2003         3,883                     7,860
11/3/2003         3,947                     7,922
11/4/2003         3,906                     7,879
11/5/2003         3,897                     7,870
11/6/2003         3,939                     7,917
11/7/2003         3,909                     7,883
11/8/2003         3,909                     7,883
11/9/2003         3,909                     7,883
11/10/2003        3,859                     7,838
11/11/2003        3,853                     7,834
11/12/2003        3,946                     7,926
11/13/2003        3,942                     7,925
11/14/2003        3,881                     7,866
11/15/2003        3,881                     7,866
11/16/2003        3,881                     7,866
11/17/2003        3,830                     7,816
11/18/2003        3,763                     7,745
11/19/2003        3,827                     7,808
11/20/2003        3,759                     7,743
11/21/2003        3,771                     7,755
11/22/2003        3,771                     7,755
11/23/2003        3,771                     7,755
11/24/2003        3,893                     7,881
11/25/2003        3,913                     7,895
11/26/2003        3,945                     7,931
11/27/2003        3,945                     7,931
11/28/2003        3,950                     7,929
11/29/2003        3,950                     7,929
11/30/2003        3,950                     7,929
12/1/2003         4,033                     8,019
12/2/2003         4,013                     7,993
12/3/2003         3,997                     7,981
12/4/2003         4,029                     8,019
12/5/2003         3,965                     7,957
12/6/2003         3,965                     7,957
12/7/2003         3,965                     7,957
12/8/2003         4,018                     8,016
12/9/2003         3,945                     7,948
12/10/2003        3,935                     7,941
12/11/2003        4,034                     8,033
12/12/2003        4,054                     8,055
12/13/2003        4,054                     8,055
12/14/2003        4,054                     8,055
12/15/2003        4,007                     8,009
12/16/2003        4,058                     8,063
12/17/2003        4,071                     8,074
12/18/2003        4,165                     8,170
12/19/2003        4,159                     8,166
12/20/2003        4,159                     8,166
12/21/2003        4,159                     8,166
12/22/2003        4,193                     8,199
12/23/2003        4,218                     8,222
12/24/2003        4,203                     8,207
12/25/2003        4,203                     8,207
12/26/2003        4,218                     8,221
12/27/2003        4,218                     8,221
12/28/2003        4,218                     8,221
12/29/2003        4,322                     8,326
12/30/2003        4,324                     8,328
12/31/2003        4,326                     8,345

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/03
--------------------------------------------------------------------------------
                                       H CLASS                 C CLASS
                                     (05/19/00)               (11/27/00)
--------------------------------------------------------------------------------
                                   ONE      SINCE          ONE       SINCE
                                  YEAR    INCEPTION       YEAR     INCEPTION
--------------------------------------------------------------------------------
TITAN 500 FUND                   53.12%  -20.67%          52.07%   -20.43%
S&P 500 INDEX                    28.68%   -4.88%          28.68%    -4.56%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H CLASS SHARES ONLY; PERFORMANCE FOR C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

                                                                 ANNUAL REPORT 5




TEMPEST 500 FUND
--------------------------------------------------------------------------------

OBJECTIVE: To provide investment returns that correspond to 200% of the inverse daily price movement of the S&P 500 Index.

Inception: May 19, 2000

Last year was not a good one for a leveraged inverse fund like Tempest 500 Fund. The fund, which seeks to provide investment results that inversely correspond to 200% of the daily performance of the S&P 500 Index, returned -43.54% for the year, while the S&P 500 Index returned 28.68% for the year. Tempest 500's sister fund, Titan 500, had a strong year--Titan 500 Fund is a long leveraged fund of the S&P 500 Index.

          CUMULATIVE FUND PERFORMANCE: MAY 19, 2000 - DECEMBER 31, 2003

                              [LINE GRAPH OMITTED]

            TEMPEST 500 FUND        S&P 500 INDEX
5/19/2000   $10,000                 $10,000
5/20/2000    10,000                   9,999
5/21/2000    10,000                   9,999
5/22/2000    10,094                   9,955
5/23/2000    10,428                   9,764
5/24/2000    10,102                   9,944
5/25/2000    10,310                   9,820
5/26/2000    10,396                   9,795
5/27/2000    10,396                   9,795
5/28/2000    10,396                   9,795
5/29/2000    10,396                   9,795
5/30/2000     9,724                  10,112
5/31/2000     9,798                  10,101
6/1/2000      9,412                  10,302
6/2/2000      9,070                  10,504
6/3/2000      9,070                  10,504
6/4/2000      9,070                  10,504
6/5/2000      9,138                  10,436
6/6/2000      9,252                  10,366
6/7/2000      9,104                  10,464
6/8/2000      9,204                  10,395
6/9/2000      9,252                  10,361
6/10/2000     9,252                  10,361
6/11/2000     9,252                  10,361
6/12/2000     9,410                  10,284
6/13/2000     9,130                  10,452
6/14/2000     9,120                  10,460
6/15/2000     9,062                  10,518
6/16/2000     9,178                  10,418
6/17/2000     9,178                  10,418
6/18/2000     9,178                  10,418
6/19/2000     8,958                  10,571
6/20/2000     9,046                  10,500
6/21/2000     9,048                  10,522
6/22/2000     9,334                  10,331
6/23/2000     9,490                  10,255
6/24/2000     9,490                  10,255
6/25/2000     9,490                  10,255
6/26/2000     9,306                  10,353
6/27/2000     9,368                  10,319
6/28/2000     9,346                  10,351
6/29/2000     9,520                  10,263
6/30/2000     9,396                  10,350
7/1/2000      9,396                  10,350
7/2/2000      9,396                  10,350
7/3/2000      9,146                  10,457
7/4/2000      9,146                  10,457
7/5/2000      9,448                  10,293
7/6/2000      9,314                  10,368
7/7/2000      9,042                  10,527
7/8/2000      9,042                  10,527
7/9/2000      9,042                  10,527
7/10/2000     9,080                  10,503
7/11/2000     9,030                  10,541
7/12/2000     8,894                  10,627
7/13/2000     8,856                  10,648
7/14/2000     8,702                  10,749
7/15/2000     8,702                  10,749
7/16/2000     8,702                  10,749
7/17/2000     8,690                  10,753
7/18/2000     8,846                  10,634
7/19/2000     9,000                  10,550
7/20/2000     8,824                  10,647
7/21/2000     9,030                  10,538
7/22/2000     9,030                  10,538
7/23/2000     9,030                  10,538
7/24/2000     9,238                  10,425
7/25/2000     9,096                  10,497
7/26/2000     9,326                  10,341
7/27/2000     9,412                  10,321
7/28/2000     9,822                  10,110
7/29/2000     9,822                  10,110
7/30/2000     9,822                  10,110
7/31/2000     9,726                  10,188
8/1/2000      9,612                  10,240
8/2/2000      9,550                  10,245
8/3/2000      9,408                  10,345
8/4/2000      9,290                  10,420
8/5/2000      9,290                  10,420
8/6/2000      9,290                  10,420
8/7/2000      9,070                  10,537
8/8/2000      9,032                  10,562
8/9/2000      9,146                  10,493
8/10/2000     9,310                  10,404
8/11/2000     9,180                  10,487
8/12/2000     9,180                  10,487
8/13/2000     9,180                  10,487
8/14/2000     8,936                  10,628
8/15/2000     8,996                  10,577
8/16/2000     9,094                  10,546
8/17/2000     8,900                  10,662
8/18/2000     8,952                  10,631
8/19/2000     8,952                  10,631
8/20/2000     8,952                  10,631
8/21/2000     8,866                  10,686
8/22/2000     8,876                  10,677
8/23/2000     8,806                  10,733
8/24/2000     8,770                  10,750
8/25/2000     8,798                  10,737
8/26/2000     8,798                  10,737
8/27/2000     8,798                  10,737
8/28/2000     8,708                  10,792
8/29/2000     8,776                  10,762
8/30/2000     8,878                  10,713
8/31/2000     8,684                  10,821
9/1/2000      8,656                  10,843
9/2/2000      8,656                  10,843
9/3/2000      8,656                  10,843
9/4/2000      8,656                  10,843
9/5/2000      8,820                  10,746
9/6/2000      9,008                  10,641
9/7/2000      8,880                  10,714
9/8/2000      9,004                  10,657
9/9/2000      9,004                  10,657
9/10/2000     9,004                  10,657
9/11/2000     9,060                  10,620
9/12/2000     9,156                  10,568
9/13/2000     9,118                  10,591
9/14/2000     9,180                  10,563
9/15/2000     9,374                  10,455
9/16/2000     9,374                  10,455
9/17/2000     9,374                  10,455
9/18/2000     9,638                  10,304
9/19/2000     9,456                  10,413
9/20/2000     9,570                  10,353
9/21/2000     9,584                  10,336
9/22/2000     9,594                  10,334
9/23/2000     9,594                  10,334
9/24/2000     9,594                  10,334
9/25/2000     9,728                  10,265
9/26/2000     9,892                  10,181
9/27/2000     9,920                  10,178
9/28/2000     9,466                  10,404
9/29/2000     9,738                  10,250
9/30/2000     9,738                  10,250
10/1/2000     9,738                  10,250
10/2/2000     9,756                  10,248
10/3/2000     9,932                  10,178
10/4/2000     9,762                  10,236
10/5/2000     9,742                  10,252
10/6/2000    10,126                  10,057
10/7/2000    10,126                  10,057
10/8/2000    10,126                  10,057
10/9/2000    10,224                  10,007
10/10/2000   10,448                   9,900
10/11/2000   10,822                   9,741
10/12/2000   11,378                   9,493
10/13/2000   10,628                   9,809
10/14/2000   10,628                   9,809
10/15/2000   10,628                   9,809
10/16/2000   10,582                   9,813
10/17/2000   10,994                   9,637
10/18/2000   11,150                   9,581
10/19/2000   10,362                   9,914
10/20/2000   10,244                   9,973
10/21/2000   10,244                   9,973
10/22/2000   10,244                   9,973
10/23/2000   10,226                   9,964
10/24/2000   10,180                   9,981
10/25/2000   10,724                   9,744
10/26/2000   10,750                   9,741
10/27/2000   10,442                   9,850
10/28/2000   10,442                   9,850
10/29/2000   10,442                   9,850
10/30/2000   10,186                   9,987
10/31/2000    9,780                  10,206
11/1/2000     9,874                  10,149
11/2/2000     9,772                  10,200
11/3/2000     9,808                  10,189
11/4/2000     9,808                  10,189
11/5/2000     9,808                  10,189
11/6/2000     9,726                  10,228
11/7/2000     9,734                  10,226
11/8/2000    10,102                  10,066
11/9/2000    10,218                  10,002
11/10/2000   10,714                   9,758
11/11/2000   10,714                   9,758
11/12/2000   10,714                   9,758
11/13/2000   10,950                   9,654
11/14/2000   10,414                   9,881
11/15/2000   10,330                   9,931
11/16/2000   10,590                   9,807
11/17/2000   10,627                   9,774
11/18/2000   10,627                   9,774
11/19/2000   10,627                   9,774
11/20/2000   11,060                   9,595
11/21/2000   11,013                   9,630
11/22/2000   11,418                   9,451
11/23/2000   11,418                   9,451
11/24/2000   11,092                   9,590
11/25/2000   11,092                   9,590
11/26/2000   11,092                   9,590
11/27/2000   10,897                   9,641
11/28/2000   11,162                   9,550
11/29/2000   11,080                   9,594
11/30/2000   11,579                   9,402
12/1/2000    11,532                   9,404
12/2/2000    11,532                   9,404
12/3/2000    11,532                   9,404
12/4/2000    11,359                   9,473
12/5/2000    10,502                   9,842
12/6/2000    10,905                   9,665
12/7/2000    10,981                   9,609
12/8/2000    10,514                   9,797
12/9/2000    10,514                   9,797
12/10/2000   10,514                   9,797
12/11/2000   10,420                   9,871
12/12/2000   10,520                   9,806
12/13/2000   10,703                   9,728
12/14/2000   11,037                   9,592
12/15/2000   11,502                   9,386
12/16/2000   11,502                   9,386
12/17/2000   11,502                   9,386
12/18/2000   11,345                   9,462
12/19/2000   11,649                   9,340
12/20/2000   12,380                   9,048
12/21/2000   12,176                   9,120
12/22/2000   11,563                   9,343
12/23/2000   11,563                   9,343
12/24/2000   11,563                   9,343
12/25/2000   11,563                   9,343
12/26/2000   11,377                   9,409
12/27/2000   11,170                   9,509
12/28/2000   11,112                   9,547
12/29/2000   11,392                   9,448
12/30/2000   11,392                   9,448
12/31/2000   11,392                   9,448
1/1/2001     11,392                   9,448
1/2/2001     12,001                   9,183
1/3/2001     10,758                   9,644
1/4/2001     11,031                   9,543
1/5/2001     11,633                   9,292
1/6/2001     11,633                   9,292
1/7/2001     11,633                   9,292
1/8/2001     11,701                   9,276
1/9/2001     11,657                   9,312
1/10/2001    11,365                   9,402
1/11/2001    11,214                   9,499
1/12/2001    11,311                   9,438
1/13/2001    11,311                   9,438
1/14/2001    11,311                   9,438
1/15/2001    11,311                   9,438
1/16/2001    11,198                   9,498
1/17/2001    11,138                   9,519
1/18/2001    10,850                   9,651
1/19/2001    10,937                   9,612
1/20/2001    10,937                   9,612
1/21/2001    10,937                   9,612
1/22/2001    10,899                   9,615
1/23/2001    10,675                   9,740
1/24/2001    10,595                   9,768
1/25/2001    10,683                   9,720
1/26/2001    10,711                   9,702
1/27/2001    10,711                   9,702
1/28/2001    10,711                   9,702
1/29/2001    10,603                   9,769
1/30/2001    10,442                   9,837
1/31/2001    10,534                   9,783
2/1/2001     10,468                   9,837
2/2/2001     10,836                   9,665
2/3/2001     10,836                   9,665
2/4/2001     10,836                   9,665
2/5/2001     10,719                   9,700
2/6/2001     10,776                   9,686
2/7/2001     10,951                   9,607
2/8/2001     11,094                   9,547
2/9/2001     11,379                   9,420
2/10/2001    11,379                   9,420
2/11/2001    11,379                   9,420
2/12/2001    11,126                   9,531
2/13/2001    11,343                   9,450
2/14/2001    11,343                   9,431
2/15/2001    11,172                   9,508
2/16/2001    11,631                   9,329
2/17/2001    11,631                   9,329
2/18/2001    11,631                   9,329
2/19/2001    11,631                   9,329
2/20/2001    12,013                   9,167
2/21/2001    12,498                   8,998
2/22/2001    12,527                   8,981
2/23/2001    12,649                   8,931
2/24/2001    12,649                   8,931
2/25/2001    12,649                   8,931
2/26/2001    12,178                   9,087
2/27/2001    12,394                   9,018
2/28/2001    12,762                   8,891
3/1/2001     12,714                   8,900
3/2/2001     12,881                   8,850
3/3/2001     12,881                   8,850
3/4/2001     12,881                   8,850
3/5/2001     12,698                   8,903
3/6/2001     12,414                   8,992
3/7/2001     12,279                   9,052
3/8/2001     12,255                   9,072
3/9/2001     12,871                   8,848
3/10/2001    12,871                   8,848
3/11/2001    12,871                   8,848
3/12/2001    14,002                   8,466
3/13/2001    13,541                   8,593
3/14/2001    14,384                   8,371
3/15/2001    14,086                   8,421
3/16/2001    14,670                   8,255
3/17/2001    14,670                   8,255
3/18/2001    14,670                   8,255
3/19/2001    14,112                   8,401
3/20/2001    14,877                   8,199
3/21/2001    15,396                   8,052
3/22/2001    15,547                   8,020
3/23/2001    14,843                   8,179
3/24/2001    14,843                   8,179
3/25/2001    14,843                   8,179
3/26/2001    14,444                   8,272
3/27/2001    13,889                   8,483
3/28/2001    14,585                   8,277
3/29/2001    14,635                   8,239
3/30/2001    14,400                   8,328
3/31/2001    14,400                   8,328
4/1/2001     14,400                   8,328
4/2/2001     14,814                   8,224
4/3/2001     15,772                   7,941
4/4/2001     15,835                   7,920
4/5/2001     14,434                   8,266
4/6/2001     15,046                   8,102
4/7/2001     15,046                   8,102
4/8/2001     15,046                   8,102
4/9/2001     14,736                   8,168
4/10/2001    13,973                   8,390
4/11/2001    14,052                   8,372
4/12/2001    13,645                   8,499
4/13/2001    13,645                   8,499
4/14/2001    13,645                   8,499
4/15/2001    13,645                   8,499
4/16/2001    13,758                   8,471
4/17/2001    13,500                   8,559
4/18/2001    12,454                   8,892
4/19/2001    12,138                   9,004
4/20/2001    12,402                   8,927
4/21/2001    12,402                   8,927
4/22/2001    12,402                   8,927
4/23/2001    12,780                   8,793
4/24/2001    13,032                   8,686
4/25/2001    12,637                   8,825
4/26/2001    12,531                   8,867
4/27/2001    12,192                   9,000
4/28/2001    12,192                   9,000
4/29/2001    12,192                   9,000
4/30/2001    12,255                   8,975
5/1/2001     11,925                   9,097
5/2/2001     11,935                   9,105
5/3/2001     12,257                   8,970
5/4/2001     11,921                   9,100
5/5/2001     11,921                   9,100
5/6/2001     11,921                   9,100
5/7/2001     11,993                   9,078
5/8/2001     12,021                   9,062
5/9/2001     12,132                   9,023
5/10/2001    12,120                   9,021
5/11/2001    12,317                   8,954
5/12/2001    12,317                   8,954
5/13/2001    12,317                   8,954
5/14/2001    12,271                   8,978
5/15/2001    12,251                   8,982
5/16/2001    11,573                   9,239
5/17/2001    11,514                   9,264
5/18/2001    11,454                   9,291
5/19/2001    11,454                   9,291
5/20/2001    11,454                   9,291
5/21/2001    11,090                   9,441
5/22/2001    11,154                   9,416
5/23/2001    11,482                   9,270
5/24/2001    11,428                   9,300
5/25/2001    11,699                   9,190
5/26/2001    11,699                   9,190
5/27/2001    11,699                   9,190
5/28/2001    11,699                   9,190
5/29/2001    11,864                   9,119
5/30/2001    12,239                   8,978
5/31/2001    12,094                   9,035
6/1/2001     12,007                   9,070
6/2/2001     12,007                   9,070
6/3/2001     12,007                   9,070
6/4/2001     11,893                   9,116
6/5/2001     11,589                   9,235
6/6/2001     11,832                   9,139
6/7/2001     11,703                   9,189
6/8/2001     11,919                   9,102
6/9/2001     11,919                   9,102
6/10/2001    11,919                   9,102
6/11/2001    12,118                   9,026
6/12/2001    12,088                   9,037
6/13/2001    12,353                   8,936
6/14/2001    12,786                   8,780
6/15/2001    12,897                   8,741
6/16/2001    12,897                   8,741
6/17/2001    12,897                   8,741
6/18/2001    13,026                   8,698
6/19/2001    12,935                   8,728
6/20/2001    12,714                   8,804
6/21/2001    12,452                   8,905
6/22/2001    12,692                   8,821
6/23/2001    12,692                   8,821
6/24/2001    12,692                   8,821
6/25/2001    12,822                   8,772
6/26/2001    12,865                   8,759
6/27/2001    12,979                   8,719
6/28/2001    12,659                   8,828
6/29/2001    12,694                   8,815
6/30/2001    12,694                   8,815
7/1/2001     12,694                   8,815
7/2/2001     12,444                   8,904
7/3/2001     12,512                   8,889
7/4/2001     12,512                   8,889
7/5/2001     12,810                   8,781
7/6/2001     13,402                   8,576
7/7/2001     13,402                   8,576
7/8/2001     13,402                   8,576
7/9/2001     13,227                   8,635
7/10/2001    13,589                   8,512
7/11/2001    13,635                   8,503
7/12/2001    12,989                   8,704
7/13/2001    12,832                   8,758
7/14/2001    12,832                   8,758
7/15/2001    12,832                   8,758
7/16/2001    13,106                   8,663
7/17/2001    12,863                   8,749
7/18/2001    12,995                   8,702
7/19/2001    12,844                   8,754
7/20/2001    12,945                   8,724
7/21/2001    12,945                   8,724
7/22/2001    12,945                   8,724
7/23/2001    13,370                   8,581
7/24/2001    13,790                   8,442
7/25/2001    13,366                   8,578
7/26/2001    13,046                   8,667
7/27/2001    13,003                   8,689
7/28/2001    13,003                   8,689
7/29/2001    13,003                   8,689
7/30/2001    13,036                   8,680
7/31/2001    12,905                   8,728
8/1/2001     12,788                   8,763
8/2/2001     12,712                   8,799
8/3/2001     12,834                   8,754
8/4/2001     12,834                   8,754
8/5/2001     12,834                   8,754
8/6/2001     13,126                   8,654
8/7/2001     13,046                   8,683
8/8/2001     13,494                   8,534
8/9/2001     13,494                   8,534
8/10/2001    13,346                   8,583
8/11/2001    13,346                   8,583
8/12/2001    13,346                   8,583
8/13/2001    13,329                   8,592
8/14/2001    13,428                   8,559
8/15/2001    13,627                   8,498
8/16/2001    13,537                   8,525
8/17/2001    13,995                   8,383
8/18/2001    13,995                   8,383
8/19/2001    13,995                   8,383
8/20/2001    13,770                   8,451
8/21/2001    14,114                   8,349
8/22/2001    13,901                   8,408
8/23/2001    13,991                   8,385
8/24/2001    13,446                   8,550
8/25/2001    13,446                   8,550
8/26/2001    13,446                   8,550
8/27/2001    13,573                   8,509
8/28/2001    13,983                   8,381
8/29/2001    14,295                   8,289
8/30/2001    14,794                   8,149
8/31/2001    14,658                   8,182
9/1/2001     14,658                   8,182
9/2/2001     14,658                   8,182
9/3/2001     14,658                   8,182
9/4/2001     14,706                   8,177
9/5/2001     14,712                   8,170
9/6/2001     15,388                   7,988
9/7/2001     15,957                   7,839
9/8/2001     15,957                   7,839
9/9/2001     15,957                   7,839
9/10/2001    15,748                   7,888
9/11/2001    15,748                   7,888
9/12/2001    15,748                   7,888
9/13/2001    15,748                   7,888
9/14/2001    15,748                   7,888
9/15/2001    15,748                   7,888
9/16/2001    15,748                   7,888
9/17/2001    17,340                   7,502
9/18/2001    17,521                   7,459
9/19/2001    18,131                   7,339
9/20/2001    19,229                   7,111
9/21/2001    19,972                   6,976
9/22/2001    19,972                   6,976
9/23/2001    19,972                   6,976
9/24/2001    18,423                   7,248
9/25/2001    18,082                   7,311
9/26/2001    18,255                   7,276
9/27/2001    17,857                   7,360
9/28/2001    17,074                   7,521
9/29/2001    17,074                   7,521
9/30/2001    17,074                   7,521
10/1/2001    17,149                   7,504
10/2/2001    16,738                   7,596
10/3/2001    16,052                   7,749
10/4/2001    16,143                   7,730
10/5/2001    16,108                   7,744
10/6/2001    16,108                   7,744
10/7/2001    16,108                   7,744
10/8/2001    16,342                   7,680
10/9/2001    16,537                   7,639
10/10/2001   15,760                   7,815
10/11/2001   15,279                   7,934
10/12/2001   15,434                   7,892
10/13/2001   15,434                   7,892
10/14/2001   15,434                   7,892
10/15/2001   15,495                   7,880
10/16/2001   15,285                   7,935
10/17/2001   15,869                   7,788
10/18/2001   16,086                   7,726
10/19/2001   15,966                   7,762
10/20/2001   15,966                   7,762
10/21/2001   15,966                   7,762
10/22/2001   15,475                   7,880
10/23/2001   15,605                   7,843
10/24/2001   15,617                   7,846
10/25/2001   15,179                   7,954
10/26/2001   15,072                   7,987
10/27/2001   15,072                   7,987
10/28/2001   15,072                   7,987
10/29/2001   15,770                   7,797
10/30/2001   16,328                   7,664
10/31/2001   16,304                   7,665
11/1/2001    15,577                   7,841
11/2/2001    15,485                   7,864
11/3/2001    15,485                   7,864
11/4/2001    15,485                   7,864
11/5/2001    15,048                   7,977
11/6/2001    14,589                   8,093
11/7/2001    14,680                   8,074
11/8/2001    14,595                   8,094
11/9/2001    14,557                   8,107
11/10/2001   14,557                   8,107
11/11/2001   14,557                   8,107
11/12/2001   14,619                   8,093
11/13/2001   14,060                   8,244
11/14/2001   14,006                   8,261
11/15/2001   13,985                   8,269
11/16/2001   14,074                   8,244
11/17/2001   14,074                   8,244
11/18/2001   14,074                   8,244
11/19/2001   13,768                   8,333
11/20/2001   13,967                   8,273
11/21/2001   14,118                   8,232
11/22/2001   14,118                   8,232
11/23/2001   13,790                   8,329
11/24/2001   13,790                   8,329
11/25/2001   13,790                   8,329
11/26/2001   13,617                   8,380
11/27/2001   13,794                   8,323
11/28/2001   14,303                   8,173
11/29/2001   14,010                   8,258
11/30/2001   14,042                   8,252
12/1/2001    14,042                   8,252
12/2/2001    14,042                   8,252
12/3/2001    14,283                   8,183
12/4/2001    13,887                   8,291
12/5/2001    13,251                   8,479
12/6/2001    13,337                   8,456
12/7/2001    13,537                   8,392
12/8/2001    13,537                   8,392
12/9/2001    13,537                   8,392
12/10/2001   13,971                   8,259
12/11/2001   14,048                   8,236
12/12/2001   14,036                   8,240
12/13/2001   14,499                   8,112
12/14/2001   14,378                   8,139
12/15/2001   14,378                   8,139
12/16/2001   14,378                   8,139
12/17/2001   14,090                   8,221
12/18/2001   13,873                   8,283
12/19/2001   13,716                   8,331
12/20/2001   13,927                   8,263
12/21/2001   13,828                   8,299
12/22/2001   13,828                   8,299
12/23/2001   13,828                   8,299
12/24/2001   13,826                   8,297
12/25/2001   13,826                   8,297
12/26/2001   13,706                   8,331
12/27/2001   13,535                   8,390
12/28/2001   13,456                   8,419
12/29/2001   13,456                   8,419
12/30/2001   13,456                   8,419
12/31/2001   13,762                   8,325
1/1/2002     13,762                   8,325
1/2/2002     13,589                   8,374
1/3/2002     13,341                   8,451
1/4/2002     13,183                   8,503
1/5/2002     13,183                   8,503
1/6/2002     13,183                   8,503
1/7/2002     13,343                   8,448
1/8/2002     13,432                   8,420
1/9/2002     13,589                   8,380
1/10/2002    13,525                   8,390
1/11/2002    13,800                   8,311
1/12/2002    13,800                   8,311
1/13/2002    13,800                   8,311
1/14/2002    13,973                   8,259
1/15/2002    13,784                   8,316
1/16/2002    14,213                   8,181
1/17/2002    13,947                   8,263
1/18/2002    14,215                   8,181
1/19/2002    14,215                   8,181
1/20/2002    14,215                   8,181
1/21/2002    14,215                   8,181
1/22/2002    14,416                   8,121
1/23/2002    14,197                   8,186
1/24/2002    14,092                   8,215
1/25/2002    14,084                   8,223
1/26/2002    14,084                   8,223
1/27/2002    14,084                   8,223
1/28/2002    14,064                   8,221
1/29/2002    14,923                   7,987
1/30/2002    14,545                   8,082
1/31/2002    14,152                   8,203
2/1/2002     14,271                   8,145
2/2/2002     14,271                   8,145
2/3/2002     14,271                   8,145
2/4/2002     15,028                   7,944
2/5/2002     15,136                   7,912
2/6/2002     15,289                   7,866
2/7/2002     15,400                   7,843
2/8/2002     14,931                   7,960
2/9/2002     14,931                   7,960
2/10/2002    14,931                   7,960
2/11/2002    14,519                   8,074
2/12/2002    14,627                   8,042
2/13/2002    14,317                   8,125
2/14/2002    14,412                   8,110
2/15/2002    14,670                   8,021
2/16/2002    14,670                   8,021
2/17/2002    14,670                   8,021
2/18/2002    14,670                   8,021
2/19/2002    15,251                   7,870
2/20/2002    14,788                   7,977
2/21/2002    15,279                   7,854
2/22/2002    15,042                   7,918
2/23/2002    15,042                   7,918
2/24/2002    15,042                   7,918
2/25/2002    14,462                   8,061
2/26/2002    14,509                   8,061
2/27/2002    14,454                   8,068
2/28/2002    14,533                   8,045
3/1/2002     13,907                   8,227
3/2/2002     13,907                   8,227
3/3/2002     13,907                   8,227
3/4/2002     13,354                   8,388
3/5/2002     13,527                   8,332
3/6/2002     13,124                   8,454
3/7/2002     13,241                   8,417
3/8/2002     13,126                   8,466
3/9/2002     13,126                   8,466
3/10/2002    13,126                   8,466
3/11/2002    13,028                   8,495
3/12/2002    13,070                   8,475
3/13/2002    13,358                   8,394
3/14/2002    13,372                   8,387
3/15/2002    13,052                   8,482
3/16/2002    13,052                   8,482
3/17/2002    13,052                   8,482
3/18/2002    13,066                   8,478
3/19/2002    12,963                   8,512
3/20/2002    13,378                   8,379
3/21/2002    13,352                   8,391
3/22/2002    13,454                   8,356
3/23/2002    13,454                   8,356
3/24/2002    13,454                   8,356
3/25/2002    13,859                   8,233
3/26/2002    13,706                   8,283
3/27/2002    13,561                   8,327
3/28/2002    13,496                   8,348
3/29/2002    13,496                   8,348
3/30/2002    13,496                   8,348
3/31/2002    13,496                   8,348
4/1/2002     13,519                   8,342
4/2/2002     13,718                   8,270
4/3/2002     13,995                   8,189
4/4/2002     13,985                   8,196
4/5/2002     14,078                   8,170
4/6/2002     14,078                   8,170
4/7/2002     14,078                   8,170
4/8/2002     14,006                   8,191
4/9/2002     14,209                   8,136
4/10/2002    13,893                   8,229
4/11/2002    14,517                   8,034
4/12/2002    14,378                   8,088
4/13/2002    14,378                   8,088
4/14/2002    14,378                   8,088
4/15/2002    14,549                   8,026
4/16/2002    13,897                   8,214
4/17/2002    13,909                   8,198
4/18/2002    13,993                   8,186
4/19/2002    13,961                   8,192
4/20/2002    13,961                   8,192
4/21/2002    13,961                   8,192
4/22/2002    14,394                   8,065
4/23/2002    14,601                   8,015
4/24/2002    14,804                   7,958
4/25/2002    14,865                   7,946
4/26/2002    15,285                   7,837
4/27/2002    15,285                   7,837
4/28/2002    15,285                   7,837
4/29/2002    15,557                   7,758
4/30/2002    15,243                   7,842
5/1/2002     14,953                   7,912
5/2/2002     15,030                   7,899
5/3/2002     15,320                   7,818
5/4/2002     15,320                   7,818
5/5/2002     15,320                   7,818
5/6/2002     15,923                   7,667
5/7/2002     16,044                   7,644
5/8/2002     14,843                   7,932
5/9/2002     15,259                   7,818
5/10/2002    15,764                   7,687
5/11/2002    15,764                   7,687
5/12/2002    15,764                   7,687
5/13/2002    15,179                   7,830
5/14/2002    14,541                   7,996
5/15/2002    14,678                   7,953
5/16/2002    14,470                   8,006
5/17/2002    14,271                   8,069
5/18/2002    14,271                   8,069
5/19/2002    14,271                   8,069
5/20/2002    14,656                   7,961
5/21/2002    14,994                   7,874
5/22/2002    14,812                   7,919
5/23/2002    14,513                   8,000
5/24/2002    14,875                   7,903
5/25/2002    14,875                   7,903
5/26/2002    14,875                   7,903
5/27/2002    14,875                   7,903
5/28/2002    15,114                   7,836
5/29/2002    15,303                   7,787
5/30/2002    15,384                   7,766
5/31/2002    15,320                   7,784
6/1/2002     15,320                   7,784
6/2/2002     15,320                   7,784
6/3/2002     16,185                   7,591
6/4/2002     16,094                   7,591
6/5/2002     15,811                   7,661
6/6/2002     16,410                   7,510
6/7/2002     16,489                   7,498
6/8/2002     16,489                   7,498
6/9/2002     16,489                   7,498
6/10/2002    16,384                   7,522
6/11/2002    16,917                   7,397
6/12/2002    16,674                   7,446
6/13/2002    17,042                   7,369
6/14/2002    17,113                   7,352
6/15/2002    17,113                   7,352
6/16/2002    17,113                   7,352
6/17/2002    16,133                   7,563
6/18/2002    16,106                   7,570
6/19/2002    16,650                   7,446
6/20/2002    17,092                   7,346
6/21/2002    17,608                   7,220
6/22/2002    17,608                   7,220
6/23/2002    17,608                   7,220
6/24/2002    17,475                   7,247
6/25/2002    18,131                   7,126
6/26/2002    18,181                   7,110
6/27/2002    17,561                   7,235
6/28/2002    17,642                   7,229
6/29/2002    17,642                   7,229
6/30/2002    17,642                   7,229
7/1/2002     18,382                   7,075
7/2/2002     19,177                   6,926
7/3/2002     18,914                   6,969
7/4/2002     18,914                   6,969
7/5/2002     17,428                   7,226
7/6/2002     17,428                   7,226
7/7/2002     17,428                   7,226
7/8/2002     17,940                   7,139
7/9/2002     18,809                   6,963
7/10/2002    20,151                   6,727
7/11/2002    19,735                   6,778
7/12/2002    20,040                   6,734
7/13/2002    20,040                   6,734
7/14/2002    20,040                   6,734
7/15/2002    20,213                   6,709
7/16/2002    20,888                   6,586
7/17/2002    20,694                   6,623
7/18/2002    21,978                   6,444
7/19/2002    23,669                   6,197
7/20/2002    23,669                   6,197
7/21/2002    23,669                   6,197
7/22/2002    25,057                   5,993
7/23/2002    26,421                   5,831
7/24/2002    23,242                   6,165
7/25/2002    23,588                   6,131
7/26/2002    22,793                   6,234
7/27/2002    22,793                   6,234
7/28/2002    22,793                   6,234
7/29/2002    20,300                   6,572
7/30/2002    20,129                   6,600
7/31/2002    19,797                   6,666
8/1/2002     21,038                   6,470
8/2/2002     22,004                   6,320
8/3/2002     22,004                   6,320
8/4/2002     22,004                   6,320
8/5/2002     23,473                   6,104
8/6/2002     21,914                   6,287
8/7/2002     20,996                   6,414
8/8/2002     19,698                   6,624
8/9/2002     19,551                   6,648
8/10/2002    19,551                   6,648
8/11/2002    19,551                   6,648
8/12/2002    19,821                   6,613
8/13/2002    20,686                   6,470
8/14/2002    18,998                   6,731
8/15/2002    18,535                   6,810
8/16/2002    18,592                   6,800
8/17/2002    18,592                   6,800
8/18/2002    18,592                   6,800
8/19/2002    17,692                   6,960
8/20/2002    18,137                   6,863
8/21/2002    17,668                   6,951
8/22/2002    17,201                   7,049
8/23/2002    18,026                   6,889
8/24/2002    18,026                   6,889
8/25/2002    18,026                   6,889
8/26/2002    17,758                   6,941
8/27/2002    18,264                   6,845
8/28/2002    18,901                   6,722
8/29/2002    18,887                   6,722
8/30/2002    19,010                   6,710
8/31/2002    19,010                   6,710
9/1/2002     19,010                   6,710
9/2/2002     19,010                   6,710
9/3/2002     20,584                   6,431
9/4/2002     19,865                   6,546
9/5/2002     20,423                   6,442
9/6/2002     19,767                   6,550
9/7/2002     19,767                   6,550
9/8/2002     19,767                   6,550
9/9/2002     19,362                   6,617
9/10/2002    19,032                   6,665
9/11/2002    19,093                   6,665
9/12/2002    19,996                   6,502
9/13/2002    19,916                   6,523
9/14/2002    19,916                   6,523
9/15/2002    19,916                   6,523
9/16/2002    19,791                   6,533
9/17/2002    20,618                   6,404
9/18/2002    20,809                   6,375
9/19/2002    22,061                   6,183
9/20/2002    21,982                   6,198
9/21/2002    21,982                   6,198
9/22/2002    21,982                   6,198
9/23/2002    22,542                   6,113
9/24/2002    23,312                   6,007
9/25/2002    22,198                   6,158
9/26/2002    21,264                   6,271
9/27/2002    22,773                   6,069
9/28/2002    22,773                   6,069
9/29/2002    22,773                   6,069
9/30/2002    23,473                   5,980
10/1/2002    21,479                   6,220
10/2/2002    22,530                   6,074
10/3/2002    23,081                   6,009
10/4/2002    24,021                   5,874
10/5/2002    24,021                   5,874
10/6/2002    24,021                   5,874
10/7/2002    24,908                   5,762
10/8/2002    24,111                   5,861
10/9/2002    25,474                   5,702
10/10/2002   23,630                   5,902
10/11/2002   21,779                   6,133
10/12/2002   21,779                   6,133
10/13/2002   21,779                   6,133
10/14/2002   21,437                   6,177
10/15/2002   19,394                   6,470
10/16/2002   20,368                   6,314
10/17/2002   19,467                   6,455
10/18/2002   19,274                   6,494
10/19/2002   19,274                   6,494
10/20/2002   19,274                   6,494
10/21/2002   18,557                   6,606
10/22/2002   18,966                   6,536
10/23/2002   18,680                   6,580
10/24/2002   19,268                   6,480
10/25/2002   18,616                   6,591
10/26/2002   18,616                   6,591
10/27/2002   18,616                   6,591
10/28/2002   18,903                   6,537
10/29/2002   19,268                   6,478
10/30/2002   18,914                   6,542
10/31/2002   19,159                   6,507
11/1/2002    18,388                   6,618
11/2/2002    18,388                   6,618
11/3/2002    18,388                   6,618
11/4/2002    18,163                   6,673
11/5/2002    17,843                   6,725
11/6/2002    17,535                   6,788
11/7/2002    18,368                   6,634
11/8/2002    18,664                   6,576
11/9/2002    18,664                   6,576
11/10/2002   18,664                   6,576
11/11/2002   19,437                   6,440
11/12/2002   19,133                   6,490
11/13/2002   19,139                   6,489
11/14/2002   18,161                   6,650
11/15/2002   18,004                   6,691
11/16/2002   18,004                   6,691
11/17/2002   18,004                   6,691
11/18/2002   18,364                   6,622
11/19/2002   18,449                   6,595
11/20/2002   17,730                   6,724
11/21/2002   16,958                   6,868
11/22/2002   17,102                   6,845
11/23/2002   17,102                   6,845
11/24/2002   17,102                   6,845
11/25/2002   17,034                   6,862
11/26/2002   17,750                   6,720
11/27/2002   16,776                   6,908
11/28/2002   16,776                   6,908
11/29/2002   16,909                   6,890
11/30/2002   16,909                   6,890
12/1/2002    16,909                   6,890
12/2/2002    16,968                   6,877
12/3/2002    17,420                   6,775
12/4/2002    17,489                   6,754
12/5/2002    17,966                   6,673
12/6/2002    17,722                   6,715
12/7/2002    17,722                   6,715
12/8/2002    17,722                   6,715
12/9/2002    18,557                   6,567
12/10/2002   18,016                   6,658
12/11/2002   17,994                   6,664
12/12/2002   18,117                   6,639
12/13/2002   18,634                   6,550
12/14/2002   18,634                   6,550
12/15/2002   18,634                   6,550
12/16/2002   17,695                   6,704
12/17/2002   17,999                   6,650
12/18/2002   18,514                   6,563
12/19/2002   18,737                   6,514
12/20/2002   18,307                   6,599
12/21/2002   18,307                   6,599
12/22/2002   18,307                   6,599
12/23/2002   18,198                   6,611
12/24/2002   18,409                   6,574
12/25/2002   18,409                   6,574
12/26/2002   18,557                   6,554
12/27/2002   19,145                   6,451
12/28/2002   19,145                   6,451
12/29/2002   19,145                   6,451
12/30/2002   18,960                   6,481
12/31/2002   18,920                   6,485
1/1/2003     18,920                   6,485
1/2/2003     17,630                   6,701
1/3/2003     17,672                   6,698
1/4/2003     17,672                   6,698
1/5/2003     17,672                   6,698
1/6/2003     16,871                   6,848
1/7/2003     17,078                   6,804
1/8/2003     17,601                   6,710
1/9/2003     16,891                   6,840
1/10/2003    16,908                   6,840
1/11/2003    16,908                   6,840
1/12/2003    16,908                   6,840
1/13/2003    16,922                   6,831
1/14/2003    16,737                   6,871
1/15/2003    17,196                   6,773
1/16/2003    17,325                   6,746
1/17/2003    17,828                   6,652
1/18/2003    17,828                   6,652
1/19/2003    17,828                   6,652
1/20/2003    17,828                   6,652
1/21/2003    18,421                   6,547
1/22/2003    18,841                   6,480
1/23/2003    18,392                   6,546
1/24/2003    19,522                   6,355
1/25/2003    19,522                   6,355
1/26/2003    19,522                   6,355
1/27/2003    20,113                   6,252
1/28/2003    19,642                   6,334
1/29/2003    19,323                   6,378
1/30/2003    20,216                   6,233
1/31/2003    19,695                   6,315
2/1/2003     19,695                   6,315
2/2/2003     19,695                   6,315
2/3/2003     19,506                   6,349
2/4/2003     20,033                   6,260
2/5/2003     20,269                   6,227
2/6/2003     20,488                   6,189
2/7/2003     20,967                   6,126
2/8/2003     20,967                   6,126
2/9/2003     20,967                   6,126
2/10/2003    20,577                   6,173
2/11/2003    20,932                   6,123
2/12/2003    21,460                   6,048
2/13/2003    21,500                   6,039
2/14/2003    20,557                   6,168
2/15/2003    20,557                   6,168
2/16/2003    20,557                   6,168
2/17/2003    20,557                   6,168
2/18/2003    19,731                   6,289
2/19/2003    20,038                   6,246
2/20/2003    20,441                   6,187
2/21/2003    19,837                   6,269
2/22/2003    19,837                   6,269
2/23/2003    19,837                   6,269
2/24/2003    20,624                   6,153
2/25/2003    20,319                   6,198
2/26/2003    20,859                   6,119
2/27/2003    20,348                   6,192
2/28/2003    20,131                   6,220
3/1/2003     20,131                   6,220
3/2/2003     20,131                   6,220
3/3/2003     20,466                   6,173
3/4/2003     21,060                   6,079
3/5/2003     20,674                   6,139
3/6/2003     21,068                   6,082
3/7/2003     20,745                   6,132
3/8/2003     20,745                   6,132
3/9/2003     20,745                   6,132
3/10/2003    21,827                   5,974
3/11/2003    22,161                   5,924
3/12/2003    21,940                   5,952
3/13/2003    20,364                   6,158
3/14/2003    20,307                   6,168
3/15/2003    20,307                   6,168
3/16/2003    20,307                   6,168
3/17/2003    18,893                   6,387
3/18/2003    18,731                   6,414
3/19/2003    18,394                   6,471
3/20/2003    18,346                   6,483
3/21/2003    17,506                   6,632
3/22/2003    17,506                   6,632
3/23/2003    17,506                   6,632
3/24/2003    18,758                   6,398
3/25/2003    18,277                   6,476
3/26/2003    18,494                   6,441
3/27/2003    18,530                   6,431
3/28/2003    18,768                   6,394
3/29/2003    18,768                   6,394
3/30/2003    18,768                   6,394
3/31/2003    19,455                   6,281
4/1/2003     18,934                   6,357
4/2/2003     17,910                   6,524
4/3/2003     18,159                   6,491
4/4/2003     18,025                   6,509
4/5/2003     18,025                   6,509
4/6/2003     18,025                   6,509
4/7/2003     17,966                   6,517
4/8/2003     18,054                   6,508
4/9/2003     18,569                   6,417
4/10/2003    18,293                   6,459
4/11/2003    18,417                   6,435
4/12/2003    18,417                   6,435
4/13/2003    18,417                   6,435
4/14/2003    17,719                   6,560
4/15/2003    17,471                   6,602
4/16/2003    17,970                   6,521
4/17/2003    17,378                   6,623
4/18/2003    17,378                   6,623
4/19/2003    17,378                   6,623
4/20/2003    17,378                   6,623
4/21/2003    17,431                   6,611
4/22/2003    16,648                   6,755
4/23/2003    16,407                   6,812
4/24/2003    16,680                   6,755
4/25/2003    17,151                   6,662
4/26/2003    17,151                   6,662
4/27/2003    17,151                   6,662
4/28/2003    16,490                   6,782
4/29/2003    16,402                   6,804
4/30/2003    16,514                   6,798
5/1/2003     16,486                   6,795
5/2/2003     15,972                   6,897
5/3/2003     15,972                   6,897
5/4/2003     15,972                   6,897
5/5/2003     16,110                   6,871
5/6/2003     15,808                   6,929
5/7/2003     15,974                   6,895
5/8/2003     16,321                   6,826
5/9/2003     15,828                   6,925
5/10/2003    15,828                   6,925
5/11/2003    15,828                   6,925
5/12/2003    15,419                   7,012
5/13/2003    15,504                   6,992
5/14/2003    15,601                   6,971
5/15/2003    15,366                   7,027
5/16/2003    15,441                   7,010
5/17/2003    15,441                   7,010
5/18/2003    15,441                   7,010
5/19/2003    16,210                   6,836
5/20/2003    16,242                   6,828
5/21/2003    16,112                   6,856
5/22/2003    15,802                   6,919
5/23/2003    15,782                   6,929
5/24/2003    15,782                   6,929
5/25/2003    15,782                   6,929
5/26/2003    15,782                   6,929
5/27/2003    15,139                   7,064
5/28/2003    15,094                   7,078
5/29/2003    15,242                   7,052
5/30/2003    14,725                   7,156
5/31/2003    14,725                   7,156
6/1/2003     14,725                   7,156
6/2/2003     14,648                   7,182
6/3/2003     14,496                   7,216
6/4/2003     14,064                   7,327
6/5/2003     13,954                   7,356
6/6/2003     14,037                   7,339
6/7/2003     14,037                   7,339
6/8/2003     14,037                   7,339
6/9/2003     14,356                   7,251
6/10/2003    14,078                   7,318
6/11/2003    13,717                   7,414
6/12/2003    13,672                   7,422
6/13/2003    13,970                   7,348
6/14/2003    13,970                   7,348
6/15/2003    13,970                   7,348
6/16/2003    13,331                   7,513
6/17/2003    13,323                   7,520
6/18/2003    13,370                   7,509
6/19/2003    13,782                   7,395
6/20/2003    13,763                   7,402
6/21/2003    13,763                   7,402
6/22/2003    13,763                   7,402
6/23/2003    14,141                   7,298
6/24/2003    14,066                   7,311
6/25/2003    14,305                   7,251
6/26/2003    13,976                   7,332
6/27/2003    14,283                   7,260
6/28/2003    14,283                   7,260
6/29/2003    14,283                   7,260
6/30/2003    14,335                   7,248
7/1/2003     14,092                   7,307
7/2/2003     13,765                   7,392
7/3/2003     13,972                   7,332
7/4/2003     13,972                   7,332
7/5/2003     13,972                   7,332
7/6/2003     13,972                   7,332
7/7/2003     13,441                   7,472
7/8/2003     13,352                   7,500
7/9/2003     13,490                   7,459
7/10/2003    13,871                   7,358
7/11/2003    13,611                   7,429
7/12/2003    13,611                   7,429
7/13/2003    13,611                   7,429
7/14/2003    13,445                   7,471
7/15/2003    13,536                   7,446
7/16/2003    13,711                   7,399
7/17/2003    14,072                   7,307
7/18/2003    13,755                   7,394
7/19/2003    13,755                   7,394
7/20/2003    13,755                   7,394
7/21/2003    14,116                   7,286
7/22/2003    13,867                   7,355
7/23/2003    13,838                   7,359
7/24/2003    14,045                   7,307
7/25/2003    13,542                   7,434
7/26/2003    13,542                   7,434
7/27/2003    13,542                   7,434
7/28/2003    13,597                   7,418
7/29/2003    13,798                   7,365
7/30/2003    13,859                   7,353
7/31/2003    13,784                   7,375
8/1/2003     14,055                   7,300
8/2/2003     14,055                   7,300
8/3/2003     14,055                   7,300
8/4/2003     13,974                   7,320
8/5/2003     14,500                   7,191
8/6/2003     14,435                   7,204
8/7/2003     14,204                   7,257
8/8/2003     14,090                   7,283
8/9/2003     14,090                   7,283
8/10/2003    14,090                   7,283
8/11/2003    14,009                   7,307
8/12/2003    13,727                   7,380
8/13/2003    13,897                   7,335
8/14/2003    13,713                   7,384
8/15/2003    13,723                   7,386
8/16/2003    13,723                   7,386
8/17/2003    13,723                   7,386
8/18/2003    13,445                   7,454
8/19/2003    13,364                   7,474
8/20/2003    13,457                   7,459
8/21/2003    13,346                   7,482
8/22/2003    13,644                   7,405
8/23/2003    13,644                   7,405
8/24/2003    13,644                   7,405
8/25/2003    13,636                   7,410
8/26/2003    13,528                   7,433
8/27/2003    13,520                   7,435
8/28/2003    13,356                   7,480
8/29/2003    13,187                   7,519
8/30/2003    13,187                   7,519
8/31/2003    13,187                   7,519
9/1/2003     13,187                   7,519
9/2/2003     12,851                   7,624
9/3/2003     12,741                   7,658
9/4/2003     12,694                   7,671
9/5/2003     12,863                   7,622
9/6/2003     12,863                   7,622
9/7/2003     12,863                   7,622
9/8/2003     12,601                   7,699
9/9/2003     12,806                   7,636
9/10/2003    13,106                   7,545
9/11/2003    12,960                   7,588
9/12/2003    12,907                   7,605
9/13/2003    12,907                   7,605
9/14/2003    12,907                   7,605
9/15/2003    13,003                   7,576
9/16/2003    12,642                   7,685
9/17/2003    12,721                   7,660
9/18/2003    12,370                   7,762
9/19/2003    12,457                   7,737
9/20/2003    12,457                   7,737
9/21/2003    12,457                   7,737
9/22/2003    12,794                   7,637
9/23/2003    12,631                   7,683
9/24/2003    13,098                   7,536
9/25/2003    13,262                   7,492
9/26/2003    13,427                   7,446
9/27/2003    13,427                   7,446
9/28/2003    13,427                   7,446
9/29/2003    13,191                   7,519
9/30/2003    13,447                   7,439
10/1/2003    12,877                   7,606
10/2/2003    12,790                   7,622
10/3/2003    12,565                   7,694
10/4/2003    12,565                   7,694
10/5/2003    12,565                   7,694
10/6/2003    12,457                   7,728
10/7/2003    12,339                   7,765
10/8/2003    12,451                   7,727
10/9/2003    12,345                   7,764
10/10/2003   12,325                   7,759
10/11/2003   12,325                   7,759
10/12/2003   12,325                   7,759
10/13/2003   12,163                   7,814
10/14/2003   12,070                   7,845
10/15/2003   12,134                   7,826
10/16/2003   12,063                   7,851
10/17/2003   12,311                   7,770
10/18/2003   12,311                   7,770
10/19/2003   12,311                   7,770
10/20/2003   12,195                   7,811
10/21/2003   12,143                   7,821
10/22/2003   12,510                   7,704
10/23/2003   12,429                   7,730
10/24/2003   12,542                   7,693
10/25/2003   12,542                   7,693
10/26/2003   12,542                   7,693
10/27/2003   12,502                   7,710
10/28/2003   12,114                   7,827
10/29/2003   12,076                   7,839
10/30/2003   12,110                   7,832
10/31/2003   12,041                   7,860
11/1/2003    12,041                   7,860
11/2/2003    12,041                   7,860
11/3/2003    11,830                   7,922
11/4/2003    11,950                   7,879
11/5/2003    11,980                   7,870
11/6/2003    11,842                   7,917
11/7/2003    11,940                   7,883
11/8/2003    11,940                   7,883
11/9/2003    11,940                   7,883
11/10/2003   12,090                   7,838
11/11/2003   12,108                   7,834
11/12/2003   11,802                   7,926
11/13/2003   11,814                   7,925
11/14/2003   11,992                   7,866
11/15/2003   11,992                   7,866
11/16/2003   11,992                   7,866
11/17/2003   12,151                   7,816
11/18/2003   12,368                   7,745
11/19/2003   12,151                   7,808
11/20/2003   12,380                   7,743
11/21/2003   12,335                   7,755
11/22/2003   12,335                   7,755
11/23/2003   12,335                   7,755
11/24/2003   11,942                   7,881
11/25/2003   11,877                   7,895
11/26/2003   11,800                   7,931
11/27/2003   11,800                   7,931
11/28/2003   11,765                   7,929
11/29/2003   11,765                   7,929
11/30/2003   11,765                   7,929
12/1/2003    11,532                   8,019
12/2/2003    11,597                   7,993
12/3/2003    11,629                   7,981
12/4/2003    11,516                   8,019
12/5/2003    11,692                   7,957
12/6/2003    11,692                   7,957
12/7/2003    11,692                   7,957
12/8/2003    11,542                   8,016
12/9/2003    11,739                   7,948
12/10/2003   11,753                   7,941
12/11/2003   11,471                   8,033
12/12/2003   11,406                   8,055
12/13/2003   11,406                   8,055
12/14/2003   11,406                   8,055
12/15/2003   11,528                   8,009
12/16/2003   11,394                   8,063
12/17/2003   11,360                   8,074
12/18/2003   11,100                   8,170
12/19/2003   11,102                   8,166
12/20/2003   11,102                   8,166
12/21/2003   11,102                   8,166
12/22/2003   11,019                   8,199
12/23/2003   10,950                   8,222
12/24/2003   10,986                   8,207
12/25/2003   10,986                   8,207
12/26/2003   10,946                   8,221
12/27/2003   10,946                   8,221
12/28/2003   10,946                   8,221
12/29/2003   10,684                   8,326
12/30/2003   10,684                   8,328
12/31/2003   10,682                   8,345

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/03
--------------------------------------------------------------------------------
                                       H CLASS                 C CLASS
                                     (05/19/00)               (03/07/01)
--------------------------------------------------------------------------------
                                   ONE      SINCE          ONE       SINCE
                                  YEAR    INCEPTION       YEAR     INCEPTION
--------------------------------------------------------------------------------
TEMPEST 500 FUND                -43.54%    1.84%         -43.98%    -5.52%
S&P 500 INDEX                    28.68%   -4.88%          28.68%    -2.84%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H CLASS SHARES ONLY; PERFORMANCE FOR C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

6




VELOCITY 100 FUND
--------------------------------------------------------------------------------

OBJECTIVE: To provide investment returns that correspond to 200% of the daily price movement of the Nasdaq 100 Index.

Inception: May 24, 2000

With more optimism in the market over the economy, technology stocks--which were beaten down heavily in the previous years--led the market recovery. After a three-year bear market, high-beta technology stocks performed well. Further, leveraged funds like Rydex Velocity 100 Fund, which seeks to provide investment results that correspond to 200% of the daily performance of the Nasdaq 100 Index, fared even better. Rydex Velocity 100 Fund gained 100.09% during the period, compared to the Nasdaq 100's 49.13% return.

          CUMULATIVE FUND PERFORMANCE: MAY 24, 2000 - DECEMBER 31, 2003

                              [LINE GRAPH OMITTED]

             VELOCITY 100 FUND                      NASDAQ 100 INDEX
5/24/2000     $10,000                                     $10,000
5/25/2000       9,476                                       9,744
5/26/2000       9,476                                       9,751
5/27/2000       9,476                                       9,751
5/28/2000       9,476                                       9,751
5/29/2000       9,476                                       9,751
5/30/2000      11,376                                      10,734
5/31/2000      10,768                                      10,451
6/1/2000       12,024                                      11,064
6/2/2000       13,628                                      11,808
6/3/2000       13,628                                      11,808
6/4/2000       13,628                                      11,808
6/5/2000       13,436                                      11,728
6/6/2000       12,828                                      11,464
6/7/2000       13,460                                      11,746
6/8/2000       13,248                                      11,656
6/9/2000       13,600                                      11,822
6/10/2000      13,600                                      11,822
6/11/2000      13,600                                      11,822
6/12/2000      12,704                                      11,439
6/13/2000      13,576                                      11,840
6/14/2000      12,932                                      11,562
6/15/2000      13,452                                      11,796
6/16/2000      13,696                                      11,907
6/17/2000      13,696                                      11,907
6/18/2000      13,696                                      11,907
6/19/2000      14,748                                      12,368
6/20/2000      14,744                                      12,368
6/21/2000      15,004                                      12,482
6/22/2000      13,744                                      11,960
6/23/2000      12,868                                      11,587
6/24/2000      12,868                                      11,587
6/25/2000      12,868                                      11,587
6/26/2000      13,472                                      11,857
6/27/2000      12,952                                      11,630
6/28/2000      13,444                                      11,856
6/29/2000      12,680                                      11,525
6/30/2000      13,356                                      11,833
7/1/2000       13,356                                      11,833
7/2/2000       13,356                                      11,833
7/3/2000       13,636                                      11,962
7/4/2000       13,636                                      11,962
7/5/2000       12,508                                      11,475
7/6/2000       13,480                                      11,927
7/7/2000       13,804                                      12,077
7/8/2000       13,804                                      12,077
7/9/2000       13,804                                      12,077
7/10/2000      13,304                                      11,860
7/11/2000      13,100                                      11,773
7/12/2000      14,188                                      12,265
7/13/2000      14,600                                      12,440
7/14/2000      15,212                                      12,705
7/15/2000      15,212                                      12,705
7/16/2000      15,212                                      12,705
7/17/2000      15,368                                      12,771
7/18/2000      14,604                                      12,453
7/19/2000      13,732                                      12,085
7/20/2000      14,812                                      12,562
7/21/2000      14,156                                      12,289
7/22/2000      14,156                                      12,289
7/23/2000      14,156                                      12,289
7/24/2000      13,288                                      11,918
7/25/2000      13,808                                      12,153
7/26/2000      13,472                                      12,005
7/27/2000      12,492                                      11,575
7/28/2000      11,080                                      10,933
7/29/2000      11,080                                      10,933
7/30/2000      11,080                                      10,933
7/31/2000      11,928                                      11,348
8/1/2000       11,352                                      11,070
8/2/2000       11,136                                      10,974
8/3/2000       11,992                                      11,392
8/4/2000       11,956                                      11,377
8/5/2000       11,956                                      11,377
8/6/2000       11,956                                      11,377
8/7/2000       12,560                                      11,665
8/8/2000       12,396                                      11,590
8/9/2000       12,432                                      11,611
8/10/2000      11,764                                      11,303
8/11/2000      12,080                                      11,459
8/12/2000      12,080                                      11,459
8/13/2000      12,080                                      11,459
8/14/2000      12,572                                      11,694
8/15/2000      12,592                                      11,704
8/16/2000      12,576                                      11,700
8/17/2000      13,312                                      12,043
8/18/2000      13,144                                      11,971
8/19/2000      13,144                                      11,971
8/20/2000      13,144                                      11,971
8/21/2000      13,280                                      12,034
8/22/2000      13,272                                      12,035
8/23/2000      13,748                                      12,252
8/24/2000      14,136                                      12,417
8/25/2000      13,992                                      12,360
8/26/2000      13,992                                      12,360
8/27/2000      13,992                                      12,360
8/28/2000      14,152                                      12,432
8/29/2000      14,132                                      12,425
8/30/2000      14,252                                      12,478
8/31/2000      15,024                                      12,820
9/1/2000       15,176                                      12,888
9/2/2000       15,176                                      12,888
9/3/2000       15,176                                      12,888
9/4/2000       15,176                                      12,888
9/5/2000       14,340                                      12,535
9/6/2000       13,260                                      12,065
9/7/2000       14,060                                      12,429
9/8/2000       13,056                                      11,989
9/9/2000       13,056                                      11,989
9/10/2000      13,056                                      11,989
9/11/2000      12,316                                      11,654
9/12/2000      12,044                                      11,529
9/13/2000      12,536                                      11,764
9/14/2000      12,504                                      11,750
9/15/2000      12,084                                      11,558
9/16/2000      12,084                                      11,558
9/17/2000      12,084                                      11,558
9/18/2000      11,484                                      11,273
9/19/2000      12,568                                      11,810
9/20/2000      12,792                                      11,917
9/21/2000      12,300                                      11,690
9/22/2000      12,180                                      11,637
9/23/2000      12,180                                      11,637
9/24/2000      12,180                                      11,637
9/25/2000      11,656                                      11,388
9/26/2000      11,400                                      11,264
9/27/2000      11,324                                      11,230
9/28/2000      12,288                                      11,712
9/29/2000      11,260                                      11,226
9/30/2000      11,260                                      11,226
10/1/2000      11,260                                      11,226
10/2/2000      10,548                                      10,872
10/3/2000       9,904                                      10,543
10/4/2000      10,492                                      10,857
10/5/2000      10,312                                      10,766
10/6/2000       9,628                                      10,413
10/7/2000       9,628                                      10,413
10/8/2000       9,628                                      10,413
10/9/2000       9,664                                      10,435
10/10/2000      8,904                                      10,024
10/11/2000      8,412                                       9,748
10/12/2000      7,892                                       9,446
10/13/2000      9,320                                      10,305
10/14/2000      9,320                                      10,305
10/15/2000      9,320                                      10,305
10/16/2000      9,160                                      10,216
10/17/2000      8,720                                       9,973
10/18/2000      8,544                                       9,870
10/19/2000      9,984                                      10,699
10/20/2000     10,288                                      10,868
10/21/2000     10,288                                      10,868
10/22/2000     10,288                                      10,868
10/23/2000     10,080                                      10,759
10/24/2000      9,672                                      10,543
10/25/2000      8,260                                       9,770
10/26/2000      8,572                                       9,957
10/27/2000      8,612                                       9,983
10/28/2000      8,612                                       9,983
10/29/2000      8,612                                       9,983
10/30/2000      8,096                                       9,687
10/31/2000      9,152                                      10,320
11/1/2000       8,836                                      10,140
11/2/2000       9,284                                      10,402
11/3/2000       9,360                                      10,444
11/4/2000       9,360                                      10,444
11/5/2000       9,360                                      10,444
11/6/2000       9,172                                      10,345
11/7/2000       9,116                                      10,311
11/8/2000       7,852                                       9,618
11/9/2000       7,836                                       9,611
11/10/2000      6,956                                       9,087
11/11/2000      6,956                                       9,087
11/12/2000      6,956                                       9,087
11/13/2000      6,680                                       8,918
11/14/2000      7,648                                       9,556
11/15/2000      7,836                                       9,673
11/16/2000      7,052                                       9,197
11/17/2000      7,096                                       9,227
11/18/2000      7,096                                       9,227
11/19/2000      7,096                                       9,227
11/20/2000      6,400                                       8,779
11/21/2000      6,372                                       8,761
11/22/2000      5,820                                       8,389
11/23/2000      5,820                                       8,389
11/24/2000      6,524                                       8,898
11/25/2000      6,524                                       8,898
11/26/2000      6,524                                       8,898
11/27/2000      6,240                                       8,707
11/28/2000      5,564                                       8,241
11/29/2000      5,484                                       8,183
11/30/2000      5,068                                       7,881
12/1/2000       5,240                                       8,016
12/2/2000       5,240                                       8,016
12/3/2000       5,240                                       8,016
12/4/2000       5,260                                       8,031
12/5/2000       6,508                                       8,969
12/6/2000       6,004                                       8,626
12/7/2000       5,896                                       8,551
12/8/2000       6,664                                       9,103
12/9/2000       6,664                                       9,103
12/10/2000      6,664                                       9,103
12/11/2000      7,024                                       9,347
12/12/2000      6,496                                       9,002
12/13/2000      5,968                                       8,642
12/14/2000      5,484                                       8,298
12/15/2000      5,112                                       8,016
12/16/2000      5,112                                       8,016
12/17/2000      5,112                                       8,016
12/18/2000      5,080                                       7,995
12/19/2000      4,492                                       7,544
12/20/2000      3,788                                       6,949
12/21/2000      3,836                                       6,995
12/22/2000      4,564                                       7,660
12/23/2000      4,564                                       7,660
12/24/2000      4,564                                       7,660
12/25/2000      4,564                                       7,660
12/26/2000      4,448                                       7,560
12/27/2000      4,648                                       7,735
12/28/2000      4,660                                       7,749
12/29/2000      4,188                                       7,362
12/30/2000      4,188                                       7,362
12/31/2000      4,188                                       7,362
1/1/2001        4,188                                       7,362
1/2/2001        3,412                                       6,693
1/3/2001        4,720                                       7,949
1/4/2001        4,464                                       7,734
1/5/2001        3,752                                       7,130
1/6/2001        3,752                                       7,130
1/7/2001        3,752                                       7,130
1/8/2001        3,792                                       7,173
1/9/2001        3,892                                       7,267
1/10/2001       4,244                                       7,589
1/11/2001       4,632                                       7,936
1/12/2001       4,564                                       7,879
1/13/2001       4,564                                       7,879
1/14/2001       4,564                                       7,879
1/15/2001       4,564                                       7,879
1/16/2001       4,436                                       7,768
1/17/2001       4,748                                       8,044
1/18/2001       5,168                                       8,396
1/19/2001       5,108                                       8,349
1/20/2001       5,108                                       8,349
1/21/2001       5,108                                       8,349
1/22/2001       5,060                                       8,310
1/23/2001       5,392                                       8,583
1/24/2001       5,372                                       8,572
1/25/2001       4,852                                       8,161
1/26/2001       4,976                                       8,274
1/27/2001       4,976                                       8,274
1/28/2001       4,976                                       8,274
1/29/2001       5,216                                       8,472
1/30/2001       5,180                                       8,445
1/31/2001       4,824                                       8,152
2/1/2001        4,876                                       8,197
2/2/2001        4,356                                       7,773
2/3/2001        4,356                                       7,773
2/4/2001        4,356                                       7,773
2/5/2001        4,336                                       7,757
2/6/2001        4,360                                       7,776
2/7/2001        4,132                                       7,576
2/8/2001        3,936                                       7,406
2/9/2001        3,624                                       7,111
2/10/2001       3,624                                       7,111
2/11/2001       3,624                                       7,111
2/12/2001       3,700                                       7,190
2/13/2001       3,440                                       6,943
2/14/2001       3,752                                       7,249
2/15/2001       3,964                                       7,455
2/16/2001       3,428                                       6,956
2/17/2001       3,428                                       6,956
2/18/2001       3,428                                       6,956
2/19/2001       3,428                                       6,956
2/20/2001       3,060                                       6,587
2/21/2001       2,948                                       6,472
2/22/2001       2,872                                       6,390
2/23/2001       2,940                                       6,464
2/24/2001       2,940                                       6,464
2/25/2001       2,940                                       6,464
2/26/2001       3,056                                       6,595
2/27/2001       2,660                                       6,176
2/28/2001       2,504                                       6,000
3/1/2001        2,664                                       6,187
3/2/2001        2,424                                       5,915
3/3/2001        2,424                                       5,915
3/4/2001        2,424                                       5,915
3/5/2001        2,520                                       6,026
3/6/2001        2,680                                       6,214
3/7/2001        2,732                                       6,276
3/8/2001        2,572                                       6,094
3/9/2001        2,232                                       5,700
3/10/2001       2,232                                       5,700
3/11/2001       2,232                                       5,700
3/12/2001       1,900                                       5,284
3/13/2001       2,152                                       5,627
3/14/2001       2,040                                       5,487
3/15/2001       1,928                                       5,338
3/16/2001       1,812                                       5,180
3/17/2001       1,812                                       5,180
3/18/2001       1,812                                       5,180
3/19/2001       1,996                                       5,441
3/20/2001       1,724                                       5,076
3/21/2001       1,700                                       5,046
3/22/2001       1,912                                       5,351
3/23/2001       1,916                                       5,361
3/24/2001       1,916                                       5,361
3/25/2001       1,916                                       5,361
3/26/2001       1,852                                       5,272
3/27/2001       1,980                                       5,457
3/28/2001       1,676                                       5,037
3/29/2001       1,596                                       4,915
3/30/2001       1,616                                       4,946
3/31/2001       1,616                                       4,946
4/1/2001        1,616                                       4,946
4/2/2001        1,496                                       4,768
4/3/2001        1,260                                       4,399
4/4/2001        1,208                                       4,310
4/5/2001        1,472                                       4,776
4/6/2001        1,332                                       4,553
4/7/2001        1,332                                       4,553
4/8/2001        1,332                                       4,553
4/9/2001        1,392                                       4,657
4/10/2001       1,612                                       5,024
4/11/2001       1,716                                       5,179
4/12/2001       1,852                                       5,390
4/13/2001       1,852                                       5,390
4/14/2001       1,852                                       5,390
4/15/2001       1,852                                       5,390
4/16/2001       1,712                                       5,188
4/17/2001       1,756                                       5,255
4/18/2001       2,096                                       5,756
4/19/2001       2,380                                       6,141
4/20/2001       2,328                                       6,079
4/21/2001       2,328                                       6,079
4/22/2001       2,328                                       6,079
4/23/2001       2,032                                       5,697
4/24/2001       1,920                                       5,540
4/25/2001       2,034                                       5,704
4/26/2001       1,918                                       5,544
4/27/2001       2,020                                       5,692
4/28/2001       2,020                                       5,692
4/29/2001       2,020                                       5,692
4/30/2001       2,120                                       5,833
5/1/2001        2,268                                       6,033
5/2/2001        2,370                                       6,170
5/3/2001        2,163                                       5,904
5/4/2001        2,270                                       6,048
5/5/2001        2,270                                       6,048
5/6/2001        2,270                                       6,048
5/7/2001        2,201                                       5,959
5/8/2001        2,280                                       6,066
5/9/2001        2,153                                       5,901
5/10/2001       2,065                                       5,780
5/11/2001       2,025                                       5,726
5/12/2001       2,025                                       5,726
5/13/2001       2,025                                       5,726
5/14/2001       1,966                                       5,644
5/15/2001       1,970                                       5,649
5/16/2001       2,196                                       5,972
5/17/2001       2,256                                       6,053
5/18/2001       2,261                                       6,061
5/19/2001       2,261                                       6,061
5/20/2001       2,261                                       6,061
5/21/2001       2,556                                       6,453
5/22/2001       2,532                                       6,423
5/23/2001       2,317                                       6,155
5/24/2001       2,426                                       6,299
5/25/2001       2,320                                       6,165
5/26/2001       2,320                                       6,165
5/27/2001       2,320                                       6,165
5/28/2001       2,112                                       6,165
5/29/2001       2,112                                       5,890
5/30/2001       1,895                                       5,593
5/31/2001       1,937                                       5,659
6/1/2001        2,026                                       5,788
6/2/2001        2,026                                       5,788
6/3/2001        2,026                                       5,788
6/4/2001        2,020                                       5,781
6/5/2001        2,209                                       6,049
6/6/2001        2,162                                       5,986
6/7/2001        2,297                                       6,173
6/8/2001        2,138                                       5,962
6/9/2001        2,138                                       5,962
6/10/2001       2,138                                       5,962
6/11/2001       2,026                                       5,805
6/12/2001       2,037                                       5,823
6/13/2001       1,899                                       5,628
6/14/2001       1,730                                       5,381
6/15/2001       1,710                                       5,350
6/16/2001       1,710                                       5,350
6/17/2001       1,710                                       5,350
6/18/2001       1,638                                       5,239
6/19/2001       1,656                                       5,269
6/20/2001       1,746                                       5,413
6/21/2001       1,808                                       5,506
6/22/2001       1,757                                       5,431
6/23/2001       1,757                                       5,431
6/24/2001       1,757                                       5,431
6/25/2001       1,790                                       5,483
6/26/2001       1,805                                       5,507
6/27/2001       1,814                                       5,521
6/28/2001       1,925                                       5,687
6/29/2001       1,974                                       5,754
6/30/2001       1,974                                       5,754
7/1/2001        1,974                                       5,754
7/2/2001        1,962                                       5,744
7/3/2001        1,949                                       5,729
7/4/2001        1,949                                       5,729
7/5/2001        1,796                                       5,505
7/6/2001        1,624                                       5,246
7/7/2001        1,624                                       5,246
7/8/2001        1,624                                       5,246
7/9/2001        1,680                                       5,336
7/10/2001       1,535                                       5,109
7/11/2001       1,567                                       5,161
7/12/2001       1,776                                       5,502
7/13/2001       1,776                                       5,505
7/14/2001       1,776                                       5,505
7/15/2001       1,776                                       5,505
7/16/2001       1,642                                       5,300
7/17/2001       1,728                                       5,438
7/18/2001       1,602                                       5,241
7/19/2001       1,657                                       5,332
7/20/2001       1,618                                       5,271
7/21/2001       1,618                                       5,271
7/22/2001       1,618                                       5,271
7/23/2001       1,527                                       5,124
7/24/2001       1,480                                       5,046
7/25/2001       1,521                                       5,118
7/26/2001       1,606                                       5,261
7/27/2001       1,626                                       5,292
7/28/2001       1,626                                       5,292
7/29/2001       1,626                                       5,292
7/30/2001       1,600                                       5,251
7/31/2001       1,624                                       5,293
8/1/2001        1,714                                       5,438
8/2/2001        1,759                                       5,507
8/3/2001        1,706                                       5,426
8/4/2001        1,706                                       5,426
8/5/2001        1,706                                       5,426
8/6/2001        1,660                                       5,354
8/7/2001        1,646                                       5,333
8/8/2001        1,508                                       5,113
8/9/2001        1,513                                       5,121
8/10/2001       1,491                                       5,085
8/11/2001       1,491                                       5,085
8/12/2001       1,491                                       5,085
8/13/2001       1,558                                       5,198
8/14/2001       1,512                                       5,125
8/15/2001       1,403                                       4,942
8/16/2001       1,422                                       4,974
8/17/2001       1,303                                       4,768
8/18/2001       1,303                                       4,768
8/19/2001       1,303                                       4,768
8/20/2001       1,336                                       4,829
8/21/2001       1,238                                       4,655
8/22/2001       1,296                                       4,764
8/23/2001       1,264                                       4,707
8/24/2001       1,405                                       4,966
8/25/2001       1,405                                       4,966
8/26/2001       1,405                                       4,966
8/27/2001       1,402                                       4,962
8/28/2001       1,309                                       4,799
8/29/2001       1,262                                       4,715
8/30/2001       1,184                                       4,571
8/31/2001       1,209                                       4,621
9/1/2001        1,209                                       4,621
9/2/2001        1,209                                       4,621
9/3/2001        1,209                                       4,621
9/4/2001        1,133                                       4,477
9/5/2001        1,119                                       4,450
9/6/2001        1,034                                       4,281
9/7/2001        1,022                                       4,258
9/8/2001        1,022                                       4,258
9/9/2001        1,022                                       4,258
9/10/2001       1,039                                       4,293
9/11/2001       1,039                                       4,293
9/12/2001       1,039                                       4,293
9/13/2001       1,039                                       4,293
9/14/2001       1,039                                       4,293
9/15/2001       1,038                                       4,293
9/16/2001       1,038                                       4,293
9/17/2001         867                                       3,938
9/18/2001         828                                       3,850
9/19/2001         805                                       3,799
9/20/2001         748                                       3,667
9/21/2001         698                                       3,543
9/22/2001         698                                       3,543
9/23/2001         698                                       3,543
9/24/2001         776                                       3,745
9/25/2001         772                                       3,734
9/26/2001         714                                       3,595
9/27/2001         716                                       3,598
9/28/2001         745                                       3,673
9/29/2001         745                                       3,673
9/30/2001         745                                       3,673
10/1/2001         723                                       3,619
10/2/2001         733                                       3,645
10/3/2001         847                                       3,928
10/4/2001         862                                       3,964
10/5/2001         877                                       3,998
10/6/2001         877                                       3,998
10/7/2001         877                                       3,998
10/8/2001         888                                       4,023
10/9/2001         837                                       3,913
10/10/2001        921                                       4,102
10/11/2001      1,041                                       4,370
10/12/2001      1,046                                       4,382
10/13/2001      1,046                                       4,382
10/14/2001      1,046                                       4,382
10/15/2001      1,024                                       4,335
10/16/2001      1,062                                       4,417
10/17/2001        926                                       4,134
10/18/2001        948                                       4,183
10/19/2001        972                                       4,237
10/20/2001        972                                       4,237
10/21/2001        972                                       4,237
10/22/2001      1,023                                       4,348
10/23/2001      1,024                                       4,351
10/24/2001      1,084                                       4,479
10/25/2001      1,167                                       4,650
10/26/2001      1,130                                       4,574
10/27/2001      1,130                                       4,574
10/28/2001      1,130                                       4,574
10/29/2001      1,004                                       4,322
10/30/2001        958                                       4,220
10/31/2001        989                                       4,291
11/1/2001       1,075                                       4,478
11/2/2001       1,078                                       4,483
11/3/2001       1,078                                       4,483
11/4/2001       1,078                                       4,483
11/5/2001       1,160                                       4,654
11/6/2001       1,227                                       4,789
11/7/2001       1,229                                       4,794
11/8/2001       1,206                                       4,749
11/9/2001       1,212                                       4,763
11/10/2001      1,212                                       4,763
11/11/2001      1,212                                       4,763
11/12/2001      1,234                                       4,806
11/13/2001      1,318                                       4,970
11/14/2001      1,326                                       4,986
11/15/2001      1,320                                       4,976
11/16/2001      1,319                                       4,974
11/17/2001      1,319                                       4,974
11/18/2001      1,319                                       4,974
11/19/2001      1,378                                       5,086
11/20/2001      1,262                                       4,872
11/21/2001      1,266                                       4,880
11/22/2001      1,266                                       4,880
11/23/2001      1,307                                       4,960
11/24/2001      1,307                                       4,960
11/25/2001      1,307                                       4,960
11/26/2001      1,376                                       5,092
11/27/2001      1,360                                       5,061
11/28/2001      1,270                                       4,895
11/29/2001      1,339                                       5,028
11/30/2001      1,333                                       5,018
12/1/2001       1,333                                       5,018
12/2/2001       1,333                                       5,018
12/3/2001       1,285                                       4,928
12/4/2001       1,394                                       5,138
12/5/2001       1,542                                       5,411
12/6/2001       1,537                                       5,401
12/7/2001       1,458                                       5,263
12/8/2001       1,458                                       5,263
12/9/2001       1,458                                       5,263
12/10/2001      1,408                                       5,173
12/11/2001      1,435                                       5,223
12/12/2001      1,450                                       5,250
12/13/2001      1,332                                       5,036
12/14/2001      1,338                                       5,048
12/15/2001      1,338                                       5,048
12/16/2001      1,338                                       5,048
12/17/2001      1,396                                       5,157
12/18/2001      1,425                                       5,212
12/19/2001      1,374                                       5,121
12/20/2001      1,252                                       4,896
12/21/2001      1,286                                       4,962
12/22/2001      1,286                                       4,962
12/23/2001      1,286                                       4,962
12/24/2001      1,285                                       4,959
12/25/2001      1,285                                       4,959
12/26/2001      1,308                                       5,002
12/27/2001      1,333                                       5,051
12/28/2001      1,357                                       5,097
12/29/2001      1,357                                       5,097
12/30/2001      1,357                                       5,097
12/31/2001      1,282                                       4,958
1/1/2002        1,282                                       4,958
1/2/2002        1,336                                       5,063
1/3/2002        1,430                                       5,240
1/4/2002        1,444                                       5,266
1/5/2002        1,444                                       5,266
1/6/2002        1,444                                       5,266
1/7/2002        1,401                                       5,187
1/8/2002        1,429                                       5,240
1/9/2002        1,406                                       5,199
1/10/2002       1,412                                       5,209
1/11/2002       1,372                                       5,138
1/12/2002       1,372                                       5,138
1/13/2002       1,372                                       5,138
1/14/2002       1,322                                       5,042
1/15/2002       1,336                                       5,070
1/16/2002       1,248                                       4,901
1/17/2002       1,316                                       5,038
1/18/2002       1,227                                       4,868
1/19/2002       1,227                                       4,868
1/20/2002       1,227                                       4,868
1/21/2002       1,227                                       4,868
1/22/2002       1,154                                       4,722
1/23/2002       1,226                                       4,871
1/24/2002       1,252                                       4,921
1/25/2002       1,240                                       4,899
1/26/2002       1,240                                       4,899
1/27/2002       1,240                                       4,899
1/28/2002       1,251                                       4,920
1/29/2002       1,179                                       4,777
1/30/2002       1,210                                       4,838
1/31/2002       1,227                                       4,874
2/1/2002        1,192                                       4,805
2/2/2002        1,192                                       4,805
2/3/2002        1,192                                       4,805
2/4/2002        1,115                                       4,651
2/5/2002        1,091                                       4,599
2/6/2002        1,066                                       4,546
2/7/2002        1,018                                       4,445
2/8/2002        1,072                                       4,566
2/9/2002        1,072                                       4,566
2/10/2002       1,072                                       4,566
2/11/2002       1,110                                       4,646
2/12/2002       1,091                                       4,605
2/13/2002       1,124                                       4,674
2/14/2002       1,106                                       4,636
2/15/2002       1,049                                       4,517
2/16/2002       1,049                                       4,517
2/17/2002       1,049                                       4,517
2/18/2002       1,049                                       4,517
2/19/2002         977                                       4,362
2/20/2002       1,006                                       4,428
2/21/2002         921                                       4,239
2/22/2002         932                                       4,264
2/23/2002         932                                       4,264
2/24/2002         932                                       4,264
2/25/2002       1,003                                       4,427
2/26/2002         993                                       4,405
2/27/2002         961                                       4,334
2/28/2002         934                                       4,273
3/1/2002        1,039                                       4,513
3/2/2002        1,039                                       4,513
3/3/2002        1,039                                       4,513
3/4/2002        1,125                                       4,699
3/5/2002        1,132                                       4,713
3/6/2002        1,163                                       4,779
3/7/2002        1,144                                       4,737
3/8/2002        1,215                                       4,889
3/9/2002        1,215                                       4,889
3/10/2002       1,215                                       4,889
3/11/2002       1,213                                       4,885
3/12/2002       1,161                                       4,781
3/13/2002       1,110                                       4,673
3/14/2002       1,096                                       4,644
3/15/2002       1,122                                       4,702
3/16/2002       1,122                                       4,702
3/17/2002       1,122                                       4,702
3/18/2002       1,138                                       4,735
3/19/2002       1,136                                       4,731
3/20/2002       1,055                                       4,562
3/21/2002       1,110                                       4,681
3/22/2002       1,082                                       4,622
3/23/2002       1,082                                       4,622
3/24/2002       1,082                                       4,622
3/25/2002       1,019                                       4,488
3/26/2002       1,036                                       4,526
3/27/2002       1,032                                       4,516
3/28/2002       1,054                                       4,568
3/29/2002       1,054                                       4,568
3/30/2002       1,054                                       4,568
3/31/2002       1,054                                       4,568
4/1/2002        1,091                                       4,648
4/2/2002          992                                       4,434
4/3/2002          969                                       4,383
4/4/2002          972                                       4,392
4/5/2002          944                                       4,328
4/6/2002          944                                       4,328
4/7/2002          944                                       4,328
4/8/2002          966                                       4,379
4/9/2002          901                                       4,230
4/10/2002         924                                       4,286
4/11/2002         872                                       4,165
4/12/2002         907                                       4,250
4/13/2002         907                                       4,250
4/14/2002         907                                       4,250
4/15/2002         912                                       4,260
4/16/2002         990                                       4,445
4/17/2002         976                                       4,413
4/18/2002         965                                       4,389
4/19/2002         950                                       4,354
4/20/2002         950                                       4,354
4/21/2002         950                                       4,354
4/22/2002         901                                       4,244
4/23/2002         865                                       4,159
4/24/2002         838                                       4,094
4/25/2002         838                                       4,094
4/26/2002         772                                       3,933
4/27/2002         772                                       3,933
4/28/2002         772                                       3,933
4/29/2002         767                                       3,920
4/30/2002         804                                       4,015
5/1/2002          792                                       3,985
5/2/2002          740                                       3,853
5/3/2002          698                                       3,744
5/4/2002          698                                       3,744
5/5/2002          698                                       3,744
5/6/2002          663                                       3,651
5/7/2002          661                                       3,645
5/8/2002          802                                       4,032
5/9/2002          749                                       3,900
5/10/2002         687                                       3,738
5/11/2002         687                                       3,738
5/12/2002         687                                       3,738
5/13/2002         748                                       3,903
5/14/2002         825                                       4,105
5/15/2002         831                                       4,122
5/16/2002         837                                       4,137
5/17/2002         850                                       4,168
5/18/2002         850                                       4,168
5/19/2002         850                                       4,168
5/20/2002         806                                       4,063
5/21/2002         761                                       3,949
5/22/2002         771                                       3,976
5/23/2002         799                                       4,046
5/24/2002         757                                       3,940
5/25/2002         757                                       3,940
5/26/2002         757                                       3,940
5/27/2002         757                                       3,940
5/28/2002         747                                       3,914
5/29/2002         715                                       3,832
5/30/2002         726                                       3,861
5/31/2002         703                                       3,799
6/1/2002          703                                       3,799
6/2/2002          703                                       3,799
6/3/2002          646                                       3,644
6/4/2002          668                                       3,706
6/5/2002          686                                       3,759
6/6/2002          642                                       3,640
6/7/2002          623                                       3,585
6/8/2002          623                                       3,585
6/9/2002          623                                       3,585
6/10/2002         618                                       3,570
6/11/2002         580                                       3,461
6/12/2002         604                                       3,532
6/13/2002         586                                       3,479
6/14/2002         589                                       3,489
6/15/2002         589                                       3,489
6/16/2002         589                                       3,489
6/17/2002         631                                       3,615
6/18/2002         619                                       3,579
6/19/2002         574                                       3,451
6/20/2002         538                                       3,340
6/21/2002         510                                       3,256
6/22/2002         510                                       3,256
6/23/2002         510                                       3,256
6/24/2002         532                                       3,325
6/25/2002         497                                       3,215
6/26/2002         501                                       3,230
6/27/2002         524                                       3,303
6/28/2002         524                                       3,306
6/29/2002         524                                       3,306
6/30/2002         524                                       3,306
7/1/2002          472                                       3,138
7/2/2002          439                                       3,030
7/3/2002          468                                       3,130
7/4/2002          468                                       3,130
7/5/2002          529                                       3,335
7/6/2002          529                                       3,335
7/7/2002          529                                       3,335
7/8/2002          483                                       3,189
7/9/2002          460                                       3,113
7/10/2002         431                                       3,015
7/11/2002         465                                       3,138
7/12/2002         468                                       3,147
7/13/2002         468                                       3,147
7/14/2002         468                                       3,147
7/15/2002         487                                       3,210
7/16/2002         478                                       3,180
7/17/2002         494                                       3,234
7/18/2002         462                                       3,127
7/19/2002         434                                       3,035
7/20/2002         434                                       3,035
7/21/2002         434                                       3,035
7/22/2002         410                                       2,953
7/23/2002         374                                       2,820
7/24/2002         419                                       2,992
7/25/2002         369                                       2,812
7/26/2002         383                                       2,864
7/27/2002         383                                       2,864
7/28/2002         383                                       2,864
7/29/2002         432                                       3,050
7/30/2002         442                                       3,082
7/31/2002         426                                       3,025
8/1/2002          382                                       2,872
8/2/2002          365                                       2,806
8/3/2002          365                                       2,806
8/4/2002          365                                       2,806
8/5/2002          336                                       2,695
8/6/2002          371                                       2,836
8/7/2002          385                                       2,890
8/8/2002          408                                       2,978
8/9/2002          399                                       2,947
8/10/2002         399                                       2,947
8/11/2002         399                                       2,947
8/12/2002         401                                       2,952
8/13/2002         374                                       2,854
8/14/2002         424                                       3,046
8/15/2002         435                                       3,084
8/16/2002         448                                       3,132
8/17/2002         448                                       3,132
8/18/2002         448                                       3,132
8/19/2002         476                                       3,226
8/20/2002         459                                       3,169
8/21/2002         484                                       3,256
8/22/2002         497                                       3,298
8/23/2002         460                                       3,177
8/24/2002         460                                       3,177
8/25/2002         460                                       3,177
8/26/2002         466                                       3,197
8/27/2002         426                                       3,064
8/28/2002         400                                       2,971
8/29/2002         415                                       3,024
8/30/2002         398                                       2,963
8/31/2002         398                                       2,963
9/1/2002          398                                       2,963
9/2/2002          398                                       2,963
9/3/2002          362                                       2,828
9/4/2002          379                                       2,896
9/5/2002          347                                       2,776
9/6/2002          378                                       2,899
9/7/2002          378                                       2,899
9/8/2002          378                                       2,899
9/9/2002          386                                       2,931
9/10/2002         398                                       2,980
9/11/2002         398                                       2,975
9/12/2002         371                                       2,877
9/13/2002         378                                       2,905
9/14/2002         378                                       2,905
9/15/2002         378                                       2,905
9/16/2002         366                                       2,856
9/17/2002         357                                       2,822
9/18/2002         355                                       2,815
9/19/2002         332                                       2,722
9/20/2002         336                                       2,740
9/21/2002         336                                       2,740
9/22/2002         336                                       2,740
9/23/2002         314                                       2,651
9/24/2002         314                                       2,652
9/25/2002         341                                       2,768
9/26/2002         336                                       2,747
9/27/2002         326                                       2,705
9/28/2002         326                                       2,705
9/29/2002         326                                       2,705
9/30/2002         304                                       2,617
10/1/2002         332                                       2,737
10/2/2002         316                                       2,671
10/3/2002         304                                       2,620
10/4/2002         291                                       2,564
10/5/2002         291                                       2,564
10/6/2002         291                                       2,564
10/7/2002         283                                       2,530
10/8/2002         288                                       2,551
10/9/2002         285                                       2,539
10/10/2002        315                                       2,671
10/11/2002        345                                       2,800
10/12/2002        345                                       2,800
10/13/2002        345                                       2,800
10/14/2002        353                                       2,832
10/15/2002        392                                       2,988
10/16/2002        360                                       2,861
10/17/2002        387                                       2,971
10/18/2002        396                                       3,006
10/19/2002        396                                       3,006
10/20/2002        396                                       3,006
10/21/2002        415                                       3,079
10/22/2002        402                                       3,030
10/23/2002        423                                       3,110
10/24/2002        402                                       3,034
10/25/2002        427                                       3,130
10/26/2002        427                                       3,130
10/27/2002        427                                       3,130
10/28/2002        414                                       3,080
10/29/2002        398                                       3,021
10/30/2002        418                                       3,100
10/31/2002        422                                       3,111
11/1/2002         446                                       3,204
11/2/2002         446                                       3,204
11/3/2002         446                                       3,204
11/4/2002         471                                       3,292
11/5/2002         474                                       3,302
11/6/2002         488                                       3,351
11/7/2002         451                                       3,225
11/8/2002         436                                       3,170
11/9/2002         436                                       3,170
11/10/2002        436                                       3,170
11/11/2002        405                                       3,057
11/12/2002        429                                       3,150
11/13/2002        438                                       3,182
11/14/2002        478                                       3,326
11/15/2002        480                                       3,337
11/16/2002        480                                       3,337
11/17/2002        480                                       3,337
11/18/2002        466                                       3,286
11/19/2002        449                                       3,226
11/20/2002        488                                       3,366
11/21/2002        531                                       3,515
11/22/2002        529                                       3,509
11/23/2002        529                                       3,509
11/24/2002        529                                       3,509
11/25/2002        539                                       3,543
11/26/2002        501                                       3,419
11/27/2002        536                                       3,539
11/28/2002        536                                       3,539
11/29/2002        527                                       3,509
11/30/2002        527                                       3,509
12/1/2002         527                                       3,509
12/2/2002         530                                       3,523
12/3/2002         501                                       3,423
12/4/2002         483                                       3,362
12/5/2002         468                                       3,311
12/6/2002         480                                       3,351
12/7/2002         480                                       3,351
12/8/2002         480                                       3,351
12/9/2002         434                                       3,191
12/10/2002        449                                       3,248
12/11/2002        452                                       3,258
12/12/2002        455                                       3,270
12/13/2002        425                                       3,162
12/14/2002        425                                       3,162
12/15/2002        425                                       3,162
12/16/2002        456                                       3,277
12/17/2002        454                                       3,270
12/18/2002        431                                       3,187
12/19/2002        424                                       3,163
12/20/2002        431                                       3,188
12/21/2002        431                                       3,188
12/22/2002        431                                       3,188
12/23/2002        446                                       3,246
12/24/2002        438                                       3,217
12/25/2002        438                                       3,217
12/26/2002        432                                       3,196
12/27/2002        416                                       3,137
12/28/2002        416                                       3,137
12/29/2002        416                                       3,137
12/30/2002        409                                       3,112
12/31/2002        404                                       3,095
1/1/2003          404                                       3,095
1/2/2003          440                                       3,232
1/3/2003          444                                       3,243
1/4/2003          444                                       3,243
1/5/2003          444                                       3,243
1/6/2003          469                                       3,337
1/7/2003          478                                       3,370
1/8/2003          452                                       3,278
1/9/2003          480                                       3,383
1/10/2003         491                                       3,419
1/11/2003         491                                       3,419
1/12/2003         491                                       3,419
1/13/2003         486                                       3,405
1/14/2003         497                                       3,442
1/15/2003         477                                       3,375
1/16/2003         467                                       3,337
1/17/2003         428                                       3,199
1/18/2003         428                                       3,199
1/19/2003         428                                       3,199
1/20/2003         428                                       3,199
1/21/2003         420                                       3,172
1/22/2003         419                                       3,164
1/23/2003         440                                       3,247
1/24/2003         408                                       3,132
1/25/2003         408                                       3,132
1/26/2003         408                                       3,132
1/27/2003         400                                       3,101
1/28/2003         412                                       3,148
1/29/2003         425                                       3,196
1/30/2003         399                                       3,098
1/31/2003         396                                       3,091
2/1/2003          396                                       3,091
2/2/2003          396                                       3,091
2/3/2003          400                                       3,103
2/4/2003          387                                       3,055
2/5/2003          385                                       3,046
2/6/2003          386                                       3,051
2/7/2003          375                                       3,009
2/8/2003          375                                       3,009
2/9/2003          375                                       3,009
2/10/2003         385                                       3,050
2/11/2003         386                                       3,055
2/12/2003         374                                       3,008
2/13/2003         371                                       2,993
2/14/2003         394                                       3,088
2/15/2003         394                                       3,088
2/16/2003         394                                       3,088
2/17/2003         394                                       3,088
2/18/2003         420                                       3,191
2/19/2003         413                                       3,162
2/20/2003         409                                       3,149
2/21/2003         421                                       3,194
2/22/2003         421                                       3,194
2/23/2003         421                                       3,194
2/24/2003         404                                       3,127
2/25/2003         407                                       3,142
2/26/2003         387                                       3,064
2/27/2003         403                                       3,128
2/28/2003         415                                       3,175
3/1/2003          415                                       3,175
3/2/2003          415                                       3,175
3/3/2003          399                                       3,116
3/4/2003          393                                       3,090
3/5/2003          399                                       3,113
3/6/2003          393                                       3,094
3/7/2003          396                                       3,103
3/8/2003          396                                       3,103
3/9/2003          396                                       3,103
3/10/2003         378                                       3,032
3/11/2003         373                                       3,015
3/12/2003         382                                       3,051
3/13/2003         429                                       3,238
3/14/2003         429                                       3,240
3/15/2003         429                                       3,240
3/16/2003         429                                       3,240
3/17/2003         468                                       3,386
3/18/2003         472                                       3,402
3/19/2003         466                                       3,380
3/20/2003         470                                       3,396
3/21/2003         481                                       3,437
3/22/2003         481                                       3,437
3/23/2003         481                                       3,437
3/24/2003         441                                       3,292
3/25/2003         458                                       3,353
3/26/2003         458                                       3,352
3/27/2003         454                                       3,339
3/28/2003         441                                       3,291
3/29/2003         441                                       3,291
3/30/2003         441                                       3,291
3/31/2003         417                                       3,203
4/1/2003          420                                       3,215
4/2/2003          454                                       3,344
4/3/2003          454                                       3,345
4/4/2003          442                                       3,303
4/5/2003          442                                       3,303
4/6/2003          442                                       3,303
4/7/2003          445                                       3,312
4/8/2003          438                                       3,290
4/9/2003          420                                       3,218
4/10/2003         428                                       3,248
4/11/2003         422                                       3,226
4/12/2003         422                                       3,226
4/13/2003         422                                       3,226
4/14/2003         440                                       3,296
4/15/2003         444                                       3,311
4/16/2003         446                                       3,317
4/17/2003         469                                       3,407
4/18/2003         469                                       3,407
4/19/2003         469                                       3,407
4/20/2003         469                                       3,407
4/21/2003         467                                       3,399
4/22/2003         486                                       3,466
4/23/2003         495                                       3,499
4/24/2003         490                                       3,484
4/25/2003         468                                       3,406
4/26/2003         468                                       3,406
4/27/2003         468                                       3,406
4/28/2003         489                                       3,481
4/29/2003         497                                       3,511
4/30/2003         488                                       3,477
5/1/2003          494                                       3,500
5/2/2003          514                                       3,573
5/3/2003          514                                       3,573
5/4/2003          514                                       3,573
5/5/2003          514                                       3,572
5/6/2003          529                                       3,624
5/7/2003          514                                       3,571
5/8/2003          498                                       3,517
5/9/2003          520                                       3,595
5/10/2003         520                                       3,595
5/11/2003         520                                       3,595
5/12/2003         536                                       3,648
5/13/2003         531                                       3,634
5/14/2003         524                                       3,610
5/15/2003         538                                       3,656
5/16/2003         530                                       3,630
5/17/2003         530                                       3,630
5/18/2003         530                                       3,630
5/19/2003         491                                       3,498
5/20/2003         492                                       3,499
5/21/2003         492                                       3,501
5/22/2003         508                                       3,557
5/23/2003         506                                       3,553
5/24/2003         506                                       3,553
5/25/2003         506                                       3,553
5/26/2003         506                                       3,553
5/27/2003         544                                       3,687
5/28/2003         545                                       3,689
5/29/2003         553                                       3,716
5/30/2003         568                                       3,766
5/31/2003         568                                       3,766
6/1/2003          568                                       3,766
6/2/2003          556                                       3,726
6/3/2003          568                                       3,768
6/4/2003          593                                       3,851
6/5/2003          599                                       3,873
6/6/2003          580                                       3,814
6/7/2003          580                                       3,814
6/8/2003          580                                       3,814
6/9/2003          564                                       3,759
6/10/2003         580                                       3,814
6/11/2003         595                                       3,862
6/12/2003         596                                       3,865
6/13/2003         572                                       3,785
6/14/2003         572                                       3,785
6/15/2003         572                                       3,785
6/16/2003         607                                       3,904
6/17/2003         605                                       3,897
6/18/2003         613                                       3,923
6/19/2003         592                                       3,854
6/20/2003         589                                       3,846
6/21/2003         589                                       3,846
6/22/2003         589                                       3,846
6/23/2003         566                                       3,773
6/24/2003         558                                       3,747
6/25/2003         555                                       3,736
6/26/2003         580                                       3,819
6/27/2003         570                                       3,789
6/28/2003         570                                       3,789
6/29/2003         570                                       3,789
6/30/2003         566                                       3,778
7/1/2003          582                                       3,827
7/2/2003          608                                       3,917
7/3/2003          594                                       3,871
7/4/2003          594                                       3,871
7/5/2003          594                                       3,871
7/6/2003          594                                       3,871
7/7/2003          644                                       4,030
7/8/2003          660                                       4,082
7/9/2003          656                                       4,072
7/10/2003         630                                       3,989
7/11/2003         641                                       4,026
7/12/2003         641                                       4,026
7/13/2003         641                                       4,026
7/14/2003         656                                       4,074
7/15/2003         654                                       4,070
7/16/2003         652                                       4,062
7/17/2003         615                                       3,949
7/18/2003         619                                       3,961
7/19/2003         619                                       3,961
7/20/2003         619                                       3,961
7/21/2003         601                                       3,901
7/22/2003         618                                       3,954
7/23/2003         628                                       3,988
7/24/2003         613                                       3,942
7/25/2003         637                                       4,019
7/26/2003         637                                       4,019
7/27/2003         637                                       4,019
7/28/2003         640                                       4,026
7/29/2003         633                                       4,009
7/30/2003         622                                       3,973
7/31/2003         635                                       4,015
8/1/2003          623                                       3,975
8/2/2003          623                                       3,975
8/3/2003          623                                       3,975
8/4/2003          626                                       3,985
8/5/2003          588                                       3,866
8/6/2003          574                                       3,820
8/7/2003          576                                       3,827
8/8/2003          566                                       3,796
8/9/2003          566                                       3,796
8/10/2003         566                                       3,796
8/11/2003         582                                       3,846
8/12/2003         598                                       3,901
8/13/2003         598                                       3,900
8/14/2003         610                                       3,936
8/15/2003         611                                       3,941
8/16/2003         611                                       3,941
8/17/2003         611                                       3,941
8/18/2003         642                                       4,039
8/19/2003         656                                       4,086
8/20/2003         656                                       4,086
8/21/2003         671                                       4,133
8/22/2003         661                                       4,101
8/23/2003         661                                       4,101
8/24/2003         661                                       4,101
8/25/2003         662                                       4,108
8/26/2003         664                                       4,116
8/27/2003         675                                       4,147
8/28/2003         688                                       4,189
8/29/2003         697                                       4,217
8/30/2003         697                                       4,217
8/31/2003         697                                       4,217
9/1/2003          697                                       4,217
9/2/2003          717                                       4,279
9/3/2003          715                                       4,276
9/4/2003          729                                       4,318
9/5/2003          717                                       4,282
9/6/2003          717                                       4,282
9/7/2003          717                                       4,282
9/8/2003          742                                       4,360
9/9/2003          724                                       4,309
9/10/2003         684                                       4,189
9/11/2003         703                                       4,247
9/12/2003         710                                       4,268
9/13/2003         710                                       4,268
9/14/2003         710                                       4,268
9/15/2003         700                                       4,237
9/16/2003         736                                       4,348
9/17/2003         729                                       4,329
9/18/2003         754                                       4,402
9/19/2003         746                                       4,377
9/20/2003         746                                       4,377
9/21/2003         746                                       4,377
9/22/2003         717                                       4,296
9/23/2003         739                                       4,364
9/24/2003         688                                       4,212
9/25/2003         674                                       4,168
9/26/2003         658                                       4,116
9/27/2003         658                                       4,116
9/28/2003         658                                       4,116
9/29/2003         683                                       4,199
9/30/2003         651                                       4,099
10/1/2003         681                                       4,198
10/2/2003         684                                       4,204
10/3/2003         722                                       4,324
10/4/2003         722                                       4,324
10/5/2003         722                                       4,324
10/6/2003         729                                       4,344
10/7/2003         740                                       4,378
10/8/2003         730                                       4,346
10/9/2003         744                                       4,392
10/10/2003        753                                       4,417
10/11/2003        753                                       4,417
10/12/2003        753                                       4,417
10/13/2003        764                                       4,448
10/14/2003        770                                       4,467
10/15/2003        766                                       4,457
10/16/2003        776                                       4,486
10/17/2003        741                                       4,383
10/18/2003        741                                       4,383
10/19/2003        741                                       4,383
10/20/2003        757                                       4,431
10/21/2003        771                                       4,471
10/22/2003        734                                       4,362
10/23/2003        724                                       4,333
10/24/2003        716                                       4,309
10/25/2003        716                                       4,309
10/26/2003        716                                       4,309
10/27/2003        722                                       4,331
10/28/2003        768                                       4,465
10/29/2003        768                                       4,464
10/30/2003        764                                       4,456
10/31/2003        763                                       4,453
11/1/2003         763                                       4,453
11/2/2003         763                                       4,453
11/3/2003         791                                       4,537
11/4/2003         776                                       4,494
11/5/2003         777                                       4,495
11/6/2003         787                                       4,532
11/7/2003         784                                       4,517
11/8/2003         784                                       4,517
11/9/2003         784                                       4,517
11/10/2003        759                                       4,448
11/11/2003        753                                       4,432
11/12/2003        790                                       4,538
11/13/2003        786                                       4,527
11/14/2003        751                                       4,425
11/15/2003        751                                       4,425
11/16/2003        751                                       4,425
11/17/2003        736                                       4,382
11/18/2003        706                                       4,291
11/19/2003        721                                       4,335
11/20/2003        705                                       4,287
11/21/2003        714                                       4,318
11/22/2003        714                                       4,318
11/23/2003        714                                       4,318
11/24/2003        762                                       4,462
11/25/2003        755                                       4,437
11/26/2003        763                                       4,465
11/27/2003        763                                       4,465
11/28/2003        768                                       4,478
11/29/2003        768                                       4,478
11/30/2003        768                                       4,478
12/1/2003         792                                       4,550
12/2/2003         776                                       4,502
12/3/2003         764                                       4,464
12/4/2003         777                                       4,503
12/5/2003         749                                       4,423
12/6/2003         749                                       4,423
12/7/2003         749                                       4,423
12/8/2003         760                                       4,458
12/9/2003         723                                       4,350
12/10/2003        728                                       4,367
12/11/2003        758                                       4,455
12/12/2003        758                                       4,456
12/13/2003        758                                       4,456
12/14/2003        758                                       4,456
12/15/2003        736                                       4,392
12/16/2003        742                                       4,412
12/17/2003        739                                       4,402
12/18/2003        772                                       4,500
12/19/2003        766                                       4,484
12/20/2003        766                                       4,484
12/21/2003        766                                       4,484
12/22/2003        772                                       4,501
12/23/2003        790                                       4,553
12/24/2003        785                                       4,537
12/25/2003        785                                       4,537
12/26/2003        785                                       4,539
12/27/2003        785                                       4,539
12/28/2003        785                                       4,539
12/29/2003        814                                       4,623
12/30/2003        813                                       4,622
12/31/2003        809                                       4,615

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/03
--------------------------------------------------------------------------------
                                        H CLASS                C CLASS
                                      (05/24/00)              (11/20/00)
--------------------------------------------------------------------------------
                                   ONE      SINCE          ONE       SINCE
                                  YEAR    INCEPTION       YEAR     INCEPTION
--------------------------------------------------------------------------------
VELOCITY 100 FUND               100.09%    -50.21%        98.54%   -49.37%
NASDAQ 100 INDEX                 49.13%    -19.30%        49.13%   -18.67%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H CLASS SHARES ONLY; PERFORMANCE FOR C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

                                                                 ANNUAL REPORT 7




VENTURE 100 FUND
--------------------------------------------------------------------------------

OBJECTIVE: To provide investment returns that correspond to 200% of the inverse daily price movement of the Nasdaq 100 Index.

Inception: May 23, 2000

Bear funds had a good run from January to March 2003.

Technology stocks--which were beaten down heavily in the previous years--led the market recovery during 2003. Leveraged bear funds like Rydex Venture 100 Fund, which seeks to provide investment results that inversely correspond to 200% of the daily performance of the tech-heavy Nasdaq 100 Index, are not designed to perform well in this environment. However, the fund is a good hedge for investors who are worried about current technology stock valuation. Rydex Venture 100 Fund gained -62.92% during the period, compared to the Nasdaq 100's 49.13% return.

          CUMULATIVE FUND PERFORMANCE: MAY 23, 2000 - DECEMBER 31, 2003

                              [LINE GRAPH OMITTED]

               VENTURE 100 FUND                    NASDAQ 100 INDEX
5/23/2000      $10,000                              $10,000
5/24/2000        8,936                               10,520
5/25/2000        9,430                               10,252
5/26/2000        9,430                               10,260
5/27/2000        9,430                               10,260
5/28/2000        9,430                               10,260
5/29/2000        9,430                               10,260
5/30/2000        7,500                               11,294
5/31/2000        7,892                               10,996
6/1/2000         6,962                               11,641
6/2/2000         6,030                               12,424
6/3/2000         6,030                               12,424
6/4/2000         6,030                               12,424
6/5/2000         6,108                               12,340
6/6/2000         6,384                               12,062
6/7/2000         6,070                               12,359
6/8/2000         6,164                               12,264
6/9/2000         5,992                               12,439
6/10/2000        5,992                               12,439
6/11/2000        5,992                               12,439
6/12/2000        6,352                               12,036
6/13/2000        5,910                               12,457
6/14/2000        6,192                               12,165
6/15/2000        5,944                               12,412
6/16/2000        5,834                               12,529
6/17/2000        5,834                               12,529
6/18/2000        5,834                               12,529
6/19/2000        5,386                               13,013
6/20/2000        5,388                               13,013
6/21/2000        5,288                               13,133
6/22/2000        5,728                               12,584
6/23/2000        6,098                               12,191
6/24/2000        6,098                               12,191
6/25/2000        6,098                               12,191
6/26/2000        5,804                               12,476
6/27/2000        6,020                               12,236
6/28/2000        5,788                               12,475
6/29/2000        6,114                               12,127
6/30/2000        5,794                               12,451
7/1/2000         5,794                               12,451
7/2/2000         5,794                               12,451
7/3/2000         5,670                               12,586
7/4/2000         5,670                               12,586
7/5/2000         6,126                               12,074
7/6/2000         5,646                               12,549
7/7/2000         5,510                               12,707
7/8/2000         5,510                               12,707
7/9/2000         5,510                               12,707
7/10/2000        5,702                               12,478
7/11/2000        5,790                               12,387
7/12/2000        5,308                               12,905
7/13/2000        5,158                               13,089
7/14/2000        4,944                               13,368
7/15/2000        4,944                               13,368
7/16/2000        4,944                               13,368
7/17/2000        4,896                               13,437
7/18/2000        5,140                               13,103
7/19/2000        5,446                               12,716
7/20/2000        5,018                               13,217
7/21/2000        5,242                               12,930
7/22/2000        5,242                               12,930
7/23/2000        5,242                               12,930
7/24/2000        5,564                               12,539
7/25/2000        5,348                               12,787
7/26/2000        5,478                               12,631
7/27/2000        5,870                               12,179
7/28/2000        6,538                               11,503
7/29/2000        6,538                               11,503
7/30/2000        6,538                               11,503
7/31/2000        6,046                               11,940
8/1/2000         6,328                               11,648
8/2/2000         6,426                               11,546
8/3/2000         5,950                               11,987
8/4/2000         5,970                               11,970
8/5/2000         5,970                               11,970
8/6/2000         5,970                               11,970
8/7/2000         5,676                               12,274
8/8/2000         5,752                               12,195
8/9/2000         5,728                               12,217
8/10/2000        6,040                               11,893
8/11/2000        5,878                               12,056
8/12/2000        5,878                               12,056
8/13/2000        5,878                               12,056
8/14/2000        5,638                               12,304
8/15/2000        5,632                               12,314
8/16/2000        5,638                               12,310
8/17/2000        5,308                               12,672
8/18/2000        5,380                               12,595
8/19/2000        5,380                               12,595
8/20/2000        5,380                               12,595
8/21/2000        5,326                               12,662
8/22/2000        5,328                               12,663
8/23/2000        5,140                               12,891
8/24/2000        5,002                               13,065
8/25/2000        5,056                               13,005
8/26/2000        5,056                               13,005
8/27/2000        5,056                               13,005
8/28/2000        4,998                               13,081
8/29/2000        5,008                               13,073
8/30/2000        4,966                               13,129
8/31/2000        4,696                               13,489
9/1/2000         4,654                               13,560
9/2/2000         4,654                               13,560
9/3/2000         4,654                               13,560
9/4/2000         4,654                               13,560
9/5/2000         4,912                               13,189
9/6/2000         5,286                               12,695
9/7/2000         4,964                               13,078
9/8/2000         5,320                               12,615
9/9/2000         5,320                               12,615
9/10/2000        5,320                               12,615
9/11/2000        5,620                               12,262
9/12/2000        5,742                               12,130
9/13/2000        5,510                               12,378
9/14/2000        5,524                               12,363
9/15/2000        5,714                               12,161
9/16/2000        5,714                               12,161
9/17/2000        5,714                               12,161
9/18/2000        5,994                               11,861
9/19/2000        5,428                               12,426
9/20/2000        5,330                               12,539
9/21/2000        5,538                               12,300
9/22/2000        5,592                               12,244
9/23/2000        5,592                               12,244
9/24/2000        5,592                               12,244
9/25/2000        5,834                               11,982
9/26/2000        5,962                               11,851
9/27/2000        6,000                               11,816
9/28/2000        5,490                               12,323
9/29/2000        5,952                               11,812
9/30/2000        5,952                               11,812
10/1/2000        5,952                               11,812
10/2/2000        6,330                               11,439
10/3/2000        6,716                               11,093
10/4/2000        6,320                               11,424
10/5/2000        6,424                               11,328
10/6/2000        6,858                               10,956
10/7/2000        6,858                               10,956
10/8/2000        6,858                               10,956
10/9/2000        6,830                               10,979
10/10/2000       7,374                               10,547
10/11/2000       7,786                               10,257
10/12/2000       8,270                                9,939
10/13/2000       6,780                               10,843
10/14/2000       6,780                               10,843
10/15/2000       6,780                               10,843
10/16/2000       6,900                               10,749
10/17/2000       7,232                               10,494
10/18/2000       7,388                               10,385
10/19/2000       6,160                               11,257
10/20/2000       5,974                               11,434
10/21/2000       5,974                               11,434
10/22/2000       5,974                               11,434
10/23/2000       6,094                               11,320
10/24/2000       6,340                               11,093
10/25/2000       7,284                               10,280
10/26/2000       7,006                               10,477
10/27/2000       6,980                               10,504
10/28/2000       6,980                               10,504
10/29/2000       6,980                               10,504
10/30/2000       7,398                               10,192
10/31/2000       6,440                               10,858
11/1/2000        6,662                               10,669
11/2/2000        6,326                               10,944
11/3/2000        6,282                               10,989
11/4/2000        6,282                               10,989
11/5/2000        6,282                               10,989
11/6/2000        6,404                               10,885
11/7/2000        6,444                               10,849
11/8/2000        7,318                               10,119
11/9/2000        7,342                               10,113
11/10/2000       8,158                                9,561
11/11/2000       8,158                                9,561
11/12/2000       8,158                                9,561
11/13/2000       8,462                                9,384
11/14/2000       7,260                               10,055
11/15/2000       7,078                               10,178
11/16/2000       7,786                                9,676
11/17/2000       7,732                                9,708
11/18/2000       7,732                                9,708
11/19/2000       7,732                                9,708
11/20/2000       8,498                                9,237
11/21/2000       8,532                                9,218
11/22/2000       9,268                                8,827
11/23/2000       9,268                                8,827
11/24/2000       8,164                                9,362
11/25/2000       8,164                                9,362
11/26/2000       8,164                                9,362
11/27/2000       8,512                                9,161
11/28/2000       9,436                                8,671
11/29/2000       9,570                                8,610
11/30/2000      10,300                                8,292
12/1/2000        9,948                                8,435
12/2/2000        9,948                                8,435
12/3/2000        9,948                                8,435
12/4/2000        9,908                                8,450
12/5/2000        7,620                                9,437
12/6/2000        8,206                                9,076
12/7/2000        8,358                                8,997
12/8/2000        7,294                                9,578
12/9/2000        7,294                                9,578
12/10/2000       7,294                                9,578
12/11/2000       6,906                                9,834
12/12/2000       7,436                                9,471
12/13/2000       8,026                                9,093
12/14/2000       8,686                                8,731
12/15/2000       9,294                                8,434
12/16/2000       9,294                                8,434
12/17/2000       9,294                                8,434
12/18/2000       9,352                                8,413
12/19/2000      10,410                                7,938
12/20/2000      12,082                                7,312
12/21/2000      11,924                                7,360
12/22/2000       9,672                                8,059
12/23/2000       9,672                                8,059
12/24/2000       9,672                                8,059
12/25/2000       9,672                                8,059
12/26/2000       9,882                                7,954
12/27/2000       9,463                                8,138
12/28/2000       9,439                                8,153
12/29/2000      10,392                                7,746
12/30/2000      10,392                                7,746
12/31/2000      10,392                                7,746
1/1/2001        10,392                                7,746
1/2/2001        12,301                                7,042
1/3/2001         7,665                                8,364
1/4/2001         8,077                                8,138
1/5/2001         9,380                                7,502
1/6/2001         9,380                                7,502
1/7/2001         9,380                                7,502
1/8/2001         9,273                                7,547
1/9/2001         9,037                                7,646
1/10/2001        8,233                                7,985
1/11/2001        7,491                                8,350
1/12/2001        7,610                                8,290
1/13/2001        7,610                                8,290
1/14/2001        7,610                                8,290
1/15/2001        7,610                                8,290
1/16/2001        7,823                                8,173
1/17/2001        7,255                                8,464
1/18/2001        6,622                                8,834
1/19/2001        6,701                                8,785
1/20/2001        6,701                                8,785
1/21/2001        6,701                                8,785
1/22/2001        6,770                                8,743
1/23/2001        6,328                                9,031
1/24/2001        6,350                                9,019
1/25/2001        6,966                                8,587
1/26/2001        6,778                                8,706
1/27/2001        6,778                                8,706
1/28/2001        6,778                                8,706
1/29/2001        6,453                                8,914
1/30/2001        6,497                                8,886
1/31/2001        6,942                                8,578
2/1/2001         6,873                                8,624
2/2/2001         7,604                                8,178
2/3/2001         7,604                                8,178
2/4/2001         7,604                                8,178
2/5/2001         7,633                                8,162
2/6/2001         7,594                                8,181
2/7/2001         7,986                                7,971
2/8/2001         8,356                                7,793
2/9/2001         9,031                                7,482
2/10/2001        9,031                                7,482
2/11/2001        9,031                                7,482
2/12/2001        8,837                                7,565
2/13/2001        9,449                                7,305
2/14/2001        8,610                                7,628
2/15/2001        8,138                                7,843
2/16/2001        9,239                                7,319
2/17/2001        9,239                                7,319
2/18/2001        9,239                                7,319
2/19/2001        9,239                                7,319
2/20/2001       10,255                                6,931
2/21/2001       10,627                                6,810
2/22/2001       10,895                                6,723
2/23/2001       10,627                                6,801
2/24/2001       10,627                                6,801
2/25/2001       10,627                                6,801
2/26/2001       10,208                                6,939
2/27/2001       11,524                                6,499
2/28/2001       12,192                                6,313
3/1/2001        11,415                                6,510
3/2/2001        12,439                                6,223
3/3/2001        12,439                                6,223
3/4/2001        12,439                                6,223
3/5/2001        11,968                                6,340
3/6/2001        11,229                                6,538
3/7/2001        11,009                                6,604
3/8/2001        11,653                                6,411
3/9/2001        13,170                                5,997
3/10/2001       13,170                                5,997
3/11/2001       13,170                                5,997
3/12/2001       15,100                                5,560
3/13/2001       13,152                                5,920
3/14/2001       13,782                                5,773
3/15/2001       14,500                                5,617
3/16/2001       15,380                                5,450
3/17/2001       15,380                                5,450
3/18/2001       15,380                                5,450
3/19/2001       13,835                                5,724
3/20/2001       15,694                                5,341
3/21/2001       15,894                                5,309
3/22/2001       13,972                                5,630
3/23/2001       13,942                                5,640
3/24/2001       13,942                                5,640
3/25/2001       13,942                                5,640
3/26/2001       14,407                                5,547
3/27/2001       13,415                                5,742
3/28/2001       15,479                                5,300
3/29/2001       16,239                                5,171
3/30/2001       16,043                                5,204
3/31/2001       16,043                                5,204
4/1/2001        16,043                                5,204
4/2/2001        17,207                                5,017
4/3/2001        19,882                                4,628
4/4/2001        20,696                                4,534
4/5/2001        16,255                                5,025
4/6/2001        17,750                                4,791
4/7/2001        17,750                                4,791
4/8/2001        17,750                                4,791
4/9/2001        16,944                                4,900
4/10/2001       14,283                                5,286
4/11/2001       13,409                                5,449
4/12/2001       12,336                                5,671
4/13/2001       12,336                                5,671
4/14/2001       12,336                                5,671
4/15/2001       12,336                                5,671
4/16/2001       13,255                                5,459
4/17/2001       12,922                                5,529
4/18/2001       10,469                                6,056
4/19/2001        9,077                                6,461
4/20/2001        9,271                                6,396
4/21/2001        9,271                                6,396
4/22/2001        9,271                                6,396
4/23/2001       10,443                                5,994
4/24/2001       11,017                                5,829
4/25/2001       10,370                                6,002
4/26/2001       10,958                                5,833
4/27/2001       10,378                                5,989
4/28/2001       10,378                                5,989
4/29/2001       10,378                                5,989
4/30/2001        9,897                                6,137
5/1/2001         9,202                                6,348
5/2/2001         8,792                                6,492
5/3/2001         9,552                                6,212
5/4/2001         9,111                                6,364
5/5/2001         9,111                                6,364
5/6/2001         9,111                                6,364
5/7/2001         9,386                                6,270
5/8/2001         9,049                                6,382
5/9/2001         9,540                                6,209
5/10/2001        9,940                                6,081
5/11/2001       10,118                                6,025
5/12/2001       10,118                                6,025
5/13/2001       10,118                                6,025
5/14/2001       10,427                                5,938
5/15/2001       10,408                                5,944
5/16/2001        9,223                                6,283
5/17/2001        8,968                                6,368
5/18/2001        8,958                                6,377
5/19/2001        8,958                                6,377
5/20/2001        8,958                                6,377
5/21/2001        7,802                                6,790
5/22/2001        7,875                                6,758
5/23/2001        8,538                                6,476
5/24/2001        8,136                                6,627
5/25/2001        8,489                                6,486
5/26/2001        8,489                                6,486
5/27/2001        8,489                                6,486
5/28/2001        8,489                                6,486
5/29/2001        9,245                                6,198
5/30/2001       10,178                                5,885
5/31/2001        9,942                                5,954
6/1/2001         9,495                                6,089
6/2/2001         9,495                                6,089
6/3/2001         9,495                                6,089
6/4/2001         9,522                                6,083
6/5/2001         8,639                                6,364
6/6/2001         8,823                                6,298
6/7/2001         8,273                                6,495
6/8/2001         8,843                                6,273
6/9/2001         8,843                                6,273
6/10/2001        8,843                                6,273
6/11/2001        9,311                                6,108
6/12/2001        9,257                                6,127
6/13/2001        9,881                                5,922
6/14/2001       10,754                                5,661
6/15/2001       10,887                                5,629
6/16/2001       10,887                                5,629
6/17/2001       10,887                                5,629
6/18/2001       11,338                                5,513
6/19/2001       11,209                                5,544
6/20/2001       10,602                                5,695
6/21/2001       10,241                                5,793
6/22/2001       10,524                                5,714
6/23/2001       10,524                                5,714
6/24/2001       10,524                                5,714
6/25/2001       10,324                                5,769
6/26/2001       10,239                                5,794
6/27/2001       10,190                                5,809
6/28/2001        9,574                                5,984
6/29/2001        9,311                                6,054
6/30/2001        9,311                                6,054
7/1/2001         9,311                                6,054
7/2/2001         9,376                                6,044
7/3/2001         9,431                                6,028
7/4/2001         9,431                                6,028
7/5/2001        10,164                                5,792
7/6/2001        11,148                                5,520
7/7/2001        11,148                                5,520
7/8/2001        11,148                                5,520
7/9/2001        10,758                                5,614
7/10/2001       11,677                                5,375
7/11/2001       11,443                                5,430
7/12/2001        9,928                                5,789
7/13/2001        9,926                                5,793
7/14/2001        9,926                                5,793
7/15/2001        9,926                                5,793
7/16/2001       10,667                                5,576
7/17/2001       10,118                                5,721
7/18/2001       10,851                                5,514
7/19/2001       10,479                                5,610
7/20/2001       10,720                                5,546
7/21/2001       10,720                                5,546
7/22/2001       10,720                                5,546
7/23/2001       11,320                                5,392
7/24/2001       11,665                                5,309
7/25/2001       11,336                                5,385
7/26/2001       10,707                                5,536
7/27/2001       10,582                                5,568
7/28/2001       10,582                                5,568
7/29/2001       10,582                                5,568
7/30/2001       10,750                                5,524
7/31/2001       10,584                                5,569
8/1/2001        10,008                                5,721
8/2/2001         9,752                                5,794
8/3/2001        10,037                                5,709
8/4/2001        10,037                                5,709
8/5/2001        10,037                                5,709
8/6/2001        10,309                                5,633
8/7/2001        10,392                                5,612
8/8/2001        11,259                                5,379
8/9/2001        11,221                                5,388
8/10/2001       11,388                                5,351
8/11/2001       11,388                                5,351
8/12/2001       11,388                                5,351
8/13/2001       10,887                                5,469
8/14/2001       11,196                                5,392
8/15/2001       11,998                                5,200
8/16/2001       11,853                                5,233
8/17/2001       12,835                                5,017
8/18/2001       12,835                                5,017
8/19/2001       12,835                                5,017
8/20/2001       12,510                                5,081
8/21/2001       13,413                                4,898
8/22/2001       12,778                                5,013
8/23/2001       13,071                                4,952
8/24/2001       11,659                                5,225
8/25/2001       11,659                                5,225
8/26/2001       11,659                                5,225
8/27/2001       11,679                                5,221
8/28/2001       12,433                                5,049
8/29/2001       12,881                                4,961
8/30/2001       13,673                                4,810
8/31/2001       13,376                                4,862
9/1/2001        13,376                                4,862
9/2/2001        13,376                                4,862
9/3/2001        13,376                                4,862
9/4/2001        14,217                                4,711
9/5/2001        14,390                                4,682
9/6/2001        15,496                                4,504
9/7/2001        15,667                                4,480
9/8/2001        15,667                                4,480
9/9/2001        15,667                                4,480
9/10/2001       15,421                                4,517
9/11/2001       15,421                                4,517
9/12/2001       15,421                                4,517
9/13/2001       15,421                                4,517
9/14/2001       15,421                                4,517
9/15/2001       15,421                                4,517
9/16/2001       15,421                                4,517
9/17/2001       17,993                                4,144
9/18/2001       18,791                                4,051
9/19/2001       19,302                                3,997
9/20/2001       20,645                                3,858
9/21/2001       22,027                                3,728
9/22/2001       22,027                                3,728
9/23/2001       22,027                                3,728
9/24/2001       19,536                                3,940
9/25/2001       19,633                                3,929
9/26/2001       21,106                                3,783
9/27/2001       21,067                                3,785
9/28/2001       20,203                                3,865
9/29/2001       20,203                                3,865
9/30/2001       20,203                                3,865
10/1/2001       20,795                                3,808
10/2/2001       20,508                                3,835
10/3/2001       17,326                                4,133
10/4/2001       17,019                                4,170
10/5/2001       16,720                                4,207
10/6/2001       16,720                                4,207
10/7/2001       16,720                                4,207
10/8/2001       16,520                                4,233
10/9/2001       17,417                                4,117
10/10/2001      15,738                                4,316
10/11/2001      13,683                                4,598
10/12/2001      13,625                                4,611
10/13/2001      13,625                                4,611
10/14/2001      13,625                                4,611
10/15/2001      13,885                                4,561
10/16/2001      13,378                                4,647
10/17/2001      15,087                                4,349
10/18/2001      14,730                                4,401
10/19/2001      14,350                                4,458
10/20/2001      14,350                                4,458
10/21/2001      14,350                                4,458
10/22/2001      13,605                                4,575
10/23/2001      13,574                                4,578
10/24/2001      12,784                                4,713
10/25/2001      12,067                                4,893
10/26/2001      12,449                                4,813
10/27/2001      12,449                                4,813
10/28/2001      12,449                                4,813
10/29/2001      13,847                                4,547
10/30/2001      14,489                                4,440
10/31/2001      14,007                                4,515
11/1/2001       12,784                                4,711
11/2/2001       12,756                                4,716
11/3/2001       12,756                                4,716
11/4/2001       12,756                                4,716
11/5/2001       11,784                                4,897
11/6/2001       11,101                                5,038
11/7/2001       11,081                                5,044
11/8/2001       11,277                                4,997
11/9/2001       11,229                                5,011
11/10/2001      11,229                                5,011
11/11/2001      11,229                                5,011
11/12/2001      11,023                                5,057
11/13/2001      10,301                                5,229
11/14/2001      10,202                                5,246
11/15/2001      10,247                                5,235
11/16/2001      10,255                                5,234
11/17/2001      10,255                                5,234
11/18/2001      10,255                                5,234
11/19/2001       9,792                                5,351
11/20/2001      10,615                                5,126
11/21/2001      10,592                                5,134
11/22/2001      10,592                                5,134
11/23/2001      10,257                                5,218
11/24/2001      10,257                                5,218
11/25/2001      10,257                                5,218
11/26/2001       9,703                                5,358
11/27/2001       9,819                                5,325
11/28/2001      10,471                                5,151
11/29/2001       9,903                                5,290
11/30/2001       9,948                                5,280
12/1/2001        9,948                                5,280
12/2/2001        9,948                                5,280
12/3/2001       10,301                                5,185
12/4/2001        9,425                                5,406
12/5/2001        8,429                                5,693
12/6/2001        8,455                                5,683
12/7/2001        8,889                                5,537
12/8/2001        8,889                                5,537
12/9/2001        8,889                                5,537
12/10/2001       9,196                                5,443
12/11/2001       9,025                                5,495
12/12/2001       8,930                                5,524
12/13/2001       9,659                                5,299
12/14/2001       9,612                                5,312
12/15/2001       9,612                                5,312
12/16/2001       9,612                                5,312
12/17/2001       9,210                                5,426
12/18/2001       9,008                                5,484
12/19/2001       9,326                                5,388
12/20/2001      10,144                                5,152
12/21/2001       9,873                                5,221
12/22/2001       9,873                                5,221
12/23/2001       9,873                                5,221
12/24/2001       9,889                                5,218
12/25/2001       9,889                                5,218
12/26/2001       9,724                                5,262
12/27/2001       9,534                                5,314
12/28/2001       9,356                                5,363
12/29/2001       9,356                                5,363
12/30/2001       9,356                                5,363
12/31/2001       9,873                                5,217
1/1/2002         9,873                                5,217
1/2/2002         9,455                                5,327
1/3/2002         8,788                                5,513
1/4/2002         8,705                                5,541
1/5/2002         8,705                                5,541
1/6/2002         8,705                                5,541
1/7/2002         8,968                                5,458
1/8/2002         8,788                                5,513
1/9/2002         8,930                                5,471
1/10/2002        8,889                                5,480
1/11/2002        9,138                                5,406
1/12/2002        9,138                                5,406
1/13/2002        9,138                                5,406
1/14/2002        9,483                                5,305
1/15/2002        9,376                                5,334
1/16/2002        9,998                                5,157
1/17/2002        9,441                                5,300
1/18/2002       10,081                                5,122
1/19/2002       10,081                                5,122
1/20/2002       10,081                                5,122
1/21/2002       10,081                                5,122
1/22/2002       10,693                                4,968
1/23/2002       10,027                                5,125
1/24/2002        9,823                                5,177
1/25/2002        9,903                                5,155
1/26/2002        9,903                                5,155
1/27/2002        9,903                                5,155
1/28/2002        9,827                                5,177
1/29/2002       10,396                                5,026
1/30/2002       10,126                                5,091
1/31/2002        9,980                                5,128
2/1/2002        10,263                                5,055
2/2/2002        10,263                                5,055
2/3/2002        10,263                                5,055
2/4/2002        10,928                                4,893
2/5/2002        11,168                                4,839
2/6/2002        11,423                                4,783
2/7/2002        11,936                                4,677
2/8/2002        11,297                                4,804
2/9/2002        11,297                                4,804
2/10/2002       11,297                                4,804
2/11/2002       10,901                                4,888
2/12/2002       11,089                                4,845
2/13/2002       10,766                                4,918
2/14/2002       10,940                                4,878
2/15/2002       11,503                                4,753
2/16/2002       11,503                                4,753
2/17/2002       11,503                                4,753
2/18/2002       11,503                                4,753
2/19/2002       12,297                                4,589
2/20/2002       11,926                                4,659
2/21/2002       12,950                                4,460
2/22/2002       12,817                                4,486
2/23/2002       12,817                                4,486
2/24/2002       12,817                                4,486
2/25/2002       11,837                                4,658
2/26/2002       11,954                                4,635
2/27/2002       12,336                                4,560
2/28/2002       12,681                                4,496
3/1/2002        11,273                                4,748
3/2/2002        11,273                                4,748
3/3/2002        11,273                                4,748
3/4/2002        10,342                                4,944
3/5/2002        10,289                                4,959
3/6/2002        10,002                                5,028
3/7/2002        10,176                                4,985
3/8/2002         9,518                                5,144
3/9/2002         9,518                                5,144
3/10/2002        9,518                                5,144
3/11/2002        9,534                                5,140
3/12/2002        9,944                                5,030
3/13/2002       10,384                                4,917
3/14/2002       10,514                                4,887
3/15/2002       10,257                                4,947
3/16/2002       10,257                                4,947
3/17/2002       10,257                                4,947
3/18/2002       10,114                                4,981
3/19/2002       10,132                                4,977
3/20/2002       10,853                                4,800
3/21/2002       10,293                                4,926
3/22/2002       10,552                                4,863
3/23/2002       10,552                                4,863
3/24/2002       10,552                                4,863
3/25/2002       11,166                                4,723
3/26/2002       10,988                                4,762
3/27/2002       11,033                                4,752
3/28/2002       10,792                                4,806
3/29/2002       10,792                                4,806
3/30/2002       10,792                                4,806
3/31/2002       10,792                                4,806
4/1/2002        10,406                                4,891
4/2/2002        11,364                                4,666
4/3/2002        11,625                                4,612
4/4/2002        11,584                                4,621
4/5/2002        11,920                                4,554
4/6/2002        11,920                                4,554
4/7/2002        11,920                                4,554
4/8/2002        11,639                                4,608
4/9/2002        12,431                                4,450
4/10/2002       12,103                                4,510
4/11/2002       12,786                                4,382
4/12/2002       12,273                                4,472
4/13/2002       12,273                                4,472
4/14/2002       12,273                                4,472
4/15/2002       12,211                                4,483
4/16/2002       11,150                                4,677
4/17/2002       11,305                                4,643
4/18/2002       11,437                                4,618
4/19/2002       11,615                                4,582
4/20/2002       11,615                                4,582
4/21/2002       11,615                                4,582
4/22/2002       12,211                                4,465
4/23/2002       12,699                                4,376
4/24/2002       13,093                                4,308
4/25/2002       13,093                                4,308
4/26/2002       14,132                                4,138
4/27/2002       14,132                                4,138
4/28/2002       14,132                                4,138
4/29/2002       14,221                                4,124
4/30/2002       13,540                                4,225
5/1/2002        13,738                                4,193
5/2/2002        14,659                                4,054
5/3/2002        15,485                                3,939
5/4/2002        15,485                                3,939
5/5/2002        15,485                                3,939
5/6/2002        16,271                                3,841
5/7/2002        16,332                                3,835
5/8/2002        12,853                                4,242
5/9/2002        13,693                                4,103
5/10/2002       14,837                                3,932
5/11/2002       14,837                                3,932
5/12/2002       14,837                                3,932
5/13/2002       13,530                                4,107
5/14/2002       12,142                                4,319
5/15/2002       12,041                                4,337
5/16/2002       11,952                                4,353
5/17/2002       11,776                                4,386
5/18/2002       11,776                                4,386
5/19/2002       11,776                                4,386
5/20/2002       12,370                                4,275
5/21/2002       13,063                                4,155
5/22/2002       12,889                                4,183
5/23/2002       12,431                                4,257
5/24/2002       13,083                                4,145
5/25/2002       13,083                                4,145
5/26/2002       13,083                                4,145
5/27/2002       13,083                                4,145
5/28/2002       13,249                                4,118
5/29/2002       13,817                                4,031
5/30/2002       13,607                                4,062
5/31/2002       14,051                                3,997
6/1/2002        14,051                                3,997
6/2/2002        14,051                                3,997
6/3/2002        15,188                                3,834
6/4/2002        14,667                                3,899
6/5/2002        14,273                                3,955
6/6/2002        15,168                                3,829
6/7/2002        15,635                                3,772
6/8/2002        15,635                                3,772
6/9/2002        15,635                                3,772
6/10/2002       15,764                                3,757
6/11/2002       16,720                                3,642
6/12/2002       16,049                                3,716
6/13/2002       16,520                                3,660
6/14/2002       16,443                                3,671
6/15/2002       16,443                                3,671
6/16/2002       16,443                                3,671
6/17/2002       15,255                                3,804
6/18/2002       15,562                                3,766
6/19/2002       16,669                                3,631
6/20/2002       17,732                                3,515
6/21/2002       18,631                                3,426
6/22/2002       18,631                                3,426
6/23/2002       18,631                                3,426
6/24/2002       17,841                                3,499
6/25/2002       19,021                                3,383
6/26/2002       18,863                                3,398
6/27/2002       18,007                                3,476
6/28/2002       17,989                                3,478
6/29/2002       17,989                                3,478
6/30/2002       17,989                                3,478
7/1/2002        19,811                                3,302
7/2/2002        21,187                                3,188
7/3/2002        19,801                                3,294
7/4/2002        19,801                                3,294
7/5/2002        17,211                                3,509
7/6/2002        17,211                                3,509
7/7/2002        17,211                                3,509
7/8/2002        18,744                                3,355
7/9/2002        19,631                                3,276
7/10/2002       20,874                                3,173
7/11/2002       19,185                                3,301
7/12/2002       19,094                                3,311
7/13/2002       19,094                                3,311
7/14/2002       19,094                                3,311
7/15/2002       18,306                                3,378
7/16/2002       18,669                                3,345
7/17/2002       18,029                                3,403
7/18/2002       19,241                                3,290
7/19/2002       20,377                                3,194
7/20/2002       20,377                                3,194
7/21/2002       20,377                                3,194
7/22/2002       21,486                                3,107
7/23/2002       23,437                                2,967
7/24/2002       20,589                                3,148
7/25/2002       23,025                                2,959
7/26/2002       22,197                                3,013
7/27/2002       22,197                                3,013
7/28/2002       22,197                                3,013
7/29/2002       19,322                                3,209
7/30/2002       18,910                                3,243
7/31/2002       19,611                                3,183
8/1/2002        21,591                                3,022
8/2/2002        22,575                                2,952
8/3/2002        22,575                                2,952
8/4/2002        22,575                                2,952
8/5/2002        24,379                                2,835
8/6/2002        21,851                                2,984
8/7/2002        21,039                                3,040
8/8/2002        19,740                                3,133
8/9/2002        20,168                                3,101
8/10/2002       20,168                                3,101
8/11/2002       20,168                                3,101
8/12/2002       20,086                                3,106
8/13/2002       21,427                                3,002
8/14/2002       18,574                                3,205
8/15/2002       18,116                                3,245
8/16/2002       17,560                                3,295
8/17/2002       17,560                                3,295
8/18/2002       17,560                                3,295
8/19/2002       16,500                                3,394
8/20/2002       17,073                                3,335
8/21/2002       16,154                                3,425
8/22/2002       15,724                                3,470
8/23/2002       16,883                                3,343
8/24/2002       16,883                                3,343
8/25/2002       16,883                                3,343
8/26/2002       16,671                                3,364
8/27/2002       18,061                                3,224
8/28/2002       19,166                                3,125
8/29/2002       18,490                                3,181
8/30/2002       19,217                                3,117
8/31/2002       19,217                                3,117
9/1/2002        19,217                                3,117
9/2/2002        19,217                                3,117
9/3/2002        20,938                                2,976
9/4/2002        19,972                                3,047
9/5/2002        21,595                                2,921
9/6/2002        19,696                                3,051
9/7/2002        19,696                                3,051
9/8/2002        19,696                                3,051
9/9/2002        19,267                                3,084
9/10/2002       18,605                                3,135
9/11/2002       18,665                                3,131
9/12/2002       19,898                                3,027
9/13/2002       19,524                                3,056
9/14/2002       19,524                                3,056
9/15/2002       19,524                                3,056
9/16/2002       20,191                                3,005
9/17/2002       20,669                                2,969
9/18/2002       20,787                                2,961
9/19/2002       22,122                                2,864
9/20/2002       21,849                                2,883
9/21/2002       21,849                                2,883
9/22/2002       21,849                                2,883
9/23/2002       23,276                                2,789
9/24/2002       23,272                                2,791
9/25/2002       21,245                                2,912
9/26/2002       21,548                                2,890
9/27/2002       22,245                                2,846
9/28/2002       22,245                                2,846
9/29/2002       22,245                                2,846
9/30/2002       23,678                                2,754
10/1/2002       21,500                                2,880
10/2/2002       22,536                                2,810
10/3/2002       23,405                                2,756
10/4/2002       24,413                                2,697
10/5/2002       24,413                                2,697
10/6/2002       24,413                                2,697
10/7/2002       25,053                                2,662
10/8/2002       24,637                                2,684
10/9/2002       24,896                                2,671
10/10/2002      22,304                                2,810
10/11/2002      20,160                                2,946
10/12/2002      20,160                                2,946
10/13/2002      20,160                                2,946
10/14/2002      19,700                                2,980
10/15/2002      17,510                                3,144
10/16/2002      19,005                                3,011
10/17/2002      17,552                                3,126
10/18/2002      17,138                                3,163
10/19/2002      17,138                                3,163
10/20/2002      17,138                                3,163
10/21/2002      16,304                                3,240
10/22/2002      16,809                                3,188
10/23/2002      15,930                                3,273
10/24/2002      16,708                                3,192
10/25/2002      15,669                                3,293
10/26/2002      15,669                                3,293
10/27/2002      15,669                                3,293
10/28/2002      16,160                                3,240
10/29/2002      16,766                                3,178
10/30/2002      15,894                                3,262
10/31/2002      15,784                                3,273
11/1/2002       14,849                                3,371
11/2/2002       14,849                                3,371
11/3/2002       14,849                                3,371
11/4/2002       14,031                                3,463
11/5/2002       13,938                                3,475
11/6/2002       13,528                                3,526
11/7/2002       14,542                                3,393
11/8/2002       15,041                                3,336
11/9/2002       15,041                                3,336
11/10/2002      15,041                                3,336
11/11/2002      16,100                                3,217
11/12/2002      15,132                                3,314
11/13/2002      14,845                                3,347
11/14/2002      13,502                                3,499
11/15/2002      13,421                                3,511
11/16/2002      13,421                                3,511
11/17/2002      13,421                                3,511
11/18/2002      13,813                                3,457
11/19/2002      14,334                                3,394
11/20/2002      13,081                                3,541
11/21/2002      11,920                                3,699
11/22/2002      11,968                                3,692
11/23/2002      11,968                                3,692
11/24/2002      11,968                                3,692
11/25/2002      11,732                                3,728
11/26/2002      12,554                                3,597
11/27/2002      11,661                                3,724
11/28/2002      11,661                                3,724
11/29/2002      11,857                                3,692
11/30/2002      11,857                                3,692
12/1/2002       11,857                                3,692
12/2/2002       11,764                                3,706
12/3/2002       12,423                                3,602
12/4/2002       12,863                                3,538
12/5/2002       13,257                                3,484
12/6/2002       12,924                                3,526
12/7/2002       12,924                                3,526
12/8/2002       12,924                                3,526
12/9/2002       14,160                                3,357
12/10/2002      13,681                                3,417
12/11/2002      13,578                                3,428
12/12/2002      13,497                                3,440
12/13/2002      14,362                                3,327
12/14/2002      14,362                                3,327
12/15/2002      14,362                                3,327
12/16/2002      13,346                                3,448
12/17/2002      13,388                                3,440
12/18/2002      14,079                                3,353
12/19/2002      14,285                                3,328
12/20/2002      14,063                                3,354
12/21/2002      14,063                                3,354
12/22/2002      14,063                                3,354
12/23/2002      13,562                                3,415
12/24/2002      13,796                                3,385
12/25/2002      13,796                                3,385
12/26/2002      13,976                                3,362
12/27/2002      14,504                                3,301
12/28/2002      14,504                                3,301
12/29/2002      14,504                                3,301
12/30/2002      14,730                                3,275
12/31/2002      14,900                                3,256
1/1/2003        14,900                                3,256
1/2/2003        13,579                                3,400
1/3/2003        13,475                                3,413
1/4/2003        13,475                                3,413
1/5/2003        13,475                                3,413
1/6/2003        12,708                                3,511
1/7/2003        12,447                                3,546
1/8/2003        13,132                                3,449
1/9/2003        12,284                                3,560
1/10/2003       12,018                                3,597
1/11/2003       12,018                                3,597
1/12/2003       12,018                                3,597
1/13/2003       12,127                                3,583
1/14/2003       11,863                                3,622
1/15/2003       12,328                                3,551
1/16/2003       12,598                                3,511
1/17/2003       13,627                                3,366
1/18/2003       13,627                                3,366
1/19/2003       13,627                                3,366
1/20/2003       13,627                                3,366
1/21/2003       13,859                                3,338
1/22/2003       13,913                                3,330
1/23/2003       13,201                                3,416
1/24/2003       14,128                                3,295
1/25/2003       14,128                                3,295
1/26/2003       14,128                                3,295
1/27/2003       14,379                                3,263
1/28/2003       13,974                                3,313
1/29/2003       13,527                                3,363
1/30/2003       14,356                                3,260
1/31/2003       14,462                                3,252
2/1/2003        14,462                                3,252
2/2/2003        14,462                                3,252
2/3/2003        14,335                                3,265
2/4/2003        14,761                                3,214
2/5/2003        14,851                                3,205
2/6/2003        14,792                                3,211
2/7/2003        15,212                                3,166
2/8/2003        15,212                                3,166
2/9/2003        15,212                                3,166
2/10/2003       14,782                                3,209
2/11/2003       14,759                                3,214
2/12/2003       15,196                                3,165
2/13/2003       15,337                                3,149
2/14/2003       14,373                                3,249
2/15/2003       14,373                                3,249
2/16/2003       14,373                                3,249
2/17/2003       14,373                                3,249
2/18/2003       13,413                                3,357
2/19/2003       13,631                                3,327
2/20/2003       13,758                                3,313
2/21/2003       13,369                                3,361
2/22/2003       13,369                                3,361
2/23/2003       13,369                                3,361
2/24/2003       13,913                                3,290
2/25/2003       13,789                                3,306
2/26/2003       14,466                                3,224
2/27/2003       13,862                                3,291
2/28/2003       13,454                                3,340
3/1/2003        13,454                                3,340
3/2/2003        13,454                                3,340
3/3/2003        13,953                                3,278
3/4/2003        14,177                                3,252
3/5/2003        13,963                                3,276
3/6/2003        14,152                                3,255
3/7/2003        14,065                                3,264
3/8/2003        14,065                                3,264
3/9/2003        14,065                                3,264
3/10/2003       14,705                                3,190
3/11/2003       14,880                                3,172
3/12/2003       14,502                                3,211
3/13/2003       12,723                                3,407
3/14/2003       12,704                                3,409
3/15/2003       12,704                                3,409
3/16/2003       12,704                                3,409
3/17/2003       11,553                                3,563
3/18/2003       11,441                                3,580
3/19/2003       11,599                                3,556
3/20/2003       11,484                                3,573
3/21/2003       11,227                                3,616
3/22/2003       11,227                                3,616
3/23/2003       11,227                                3,616
3/24/2003       12,151                                3,464
3/25/2003       11,698                                3,528
3/26/2003       11,701                                3,527
3/27/2003       11,807                                3,513
3/28/2003       12,143                                3,463
3/29/2003       12,143                                3,463
3/30/2003       12,143                                3,463
3/31/2003       12,789                                3,370
4/1/2003        12,696                                3,383
4/2/2003        11,680                                3,518
4/3/2003        11,663                                3,520
4/4/2003        11,969                                3,476
4/5/2003        11,969                                3,476
4/6/2003        11,969                                3,476
4/7/2003        11,900                                3,484
4/8/2003        12,062                                3,461
4/9/2003        12,588                                3,386
4/10/2003       12,351                                3,418
4/11/2003       12,528                                3,395
4/12/2003       12,528                                3,395
4/13/2003       12,528                                3,395
4/14/2003       11,977                                3,468
4/15/2003       11,867                                3,484
4/16/2003       11,834                                3,490
4/17/2003       11,196                                3,584
4/18/2003       11,196                                3,584
4/19/2003       11,196                                3,584
4/20/2003       11,196                                3,584
4/21/2003       11,245                                3,576
4/22/2003       10,799                                3,647
4/23/2003       10,593                                3,682
4/24/2003       10,691                                3,666
4/25/2003       11,169                                3,583
4/26/2003       11,169                                3,583
4/27/2003       11,169                                3,583
4/28/2003       10,682                                3,662
4/29/2003       10,497                                3,694
4/30/2003       10,697                                3,659
5/1/2003        10,562                                3,682
5/2/2003        10,115                                3,760
5/3/2003        10,115                                3,760
5/4/2003        10,115                                3,760
5/5/2003        10,123                                3,759
5/6/2003         9,830                                3,813
5/7/2003        10,117                                3,757
5/8/2003        10,421                                3,701
5/9/2003         9,963                                3,783
5/10/2003        9,963                                3,783
5/11/2003        9,963                                3,783
5/12/2003        9,670                                3,839
5/13/2003        9,743                                3,824
5/14/2003        9,874                                3,798
5/15/2003        9,619                                3,847
5/16/2003        9,766                                3,819
5/17/2003        9,766                                3,819
5/18/2003        9,766                                3,819
5/19/2003       10,462                                3,680
5/20/2003       10,460                                3,681
5/21/2003       10,441                                3,684
5/22/2003       10,117                                3,743
5/23/2003       10,146                                3,738
5/24/2003       10,146                                3,738
5/25/2003       10,146                                3,738
5/26/2003       10,146                                3,738
5/27/2003        9,377                                3,879
5/28/2003        9,367                                3,881
5/29/2003        9,240                                3,909
5/30/2003        8,987                                3,963
5/31/2003        8,987                                3,963
6/1/2003         8,987                                3,963
6/2/2003         9,170                                3,920
6/3/2003         8,958                                3,965
6/4/2003         8,573                                4,052
6/5/2003         8,478                                4,075
6/6/2003         8,735                                4,013
6/7/2003         8,735                                4,013
6/8/2003         8,735                                4,013
6/9/2003         8,985                                3,955
6/10/2003        8,721                                4,013
6/11/2003        8,503                                4,063
6/12/2003        8,488                                4,067
6/13/2003        8,839                                3,983
6/14/2003        8,839                                3,983
6/15/2003        8,839                                3,983
6/16/2003        8,295                                4,107
6/17/2003        8,320                                4,101
6/18/2003        8,206                                4,128
6/19/2003        8,501                                4,055
6/20/2003        8,536                                4,046
6/21/2003        8,536                                4,046
6/22/2003        8,536                                4,046
6/23/2003        8,860                                3,970
6/24/2003        8,979                                3,942
6/25/2003        9,028                                3,931
6/26/2003        8,629                                4,018
6/27/2003        8,769                                3,987
6/28/2003        8,769                                3,987
6/29/2003        8,769                                3,987
6/30/2003        8,823                                3,975
7/1/2003         8,586                                4,027
7/2/2003         8,191                                4,121
7/3/2003         8,378                                4,073
7/4/2003         8,378                                4,073
7/5/2003         8,378                                4,073
7/6/2003         8,378                                4,073
7/7/2003         7,692                                4,240
7/8/2003         7,497                                4,295
7/9/2003         7,536                                4,284
7/10/2003        7,842                                4,197
7/11/2003        7,699                                4,236
7/12/2003        7,699                                4,236
7/13/2003        7,699                                4,236
7/14/2003        7,520                                4,286
7/15/2003        7,536                                4,282
7/16/2003        7,563                                4,274
7/17/2003        7,989                                4,155
7/18/2003        7,942                                4,168
7/19/2003        7,942                                4,168
7/20/2003        7,942                                4,168
7/21/2003        8,179                                4,105
7/22/2003        7,952                                4,160
7/23/2003        7,819                                4,196
7/24/2003        8,006                                4,147
7/25/2003        7,690                                4,229
7/26/2003        7,690                                4,229
7/27/2003        7,690                                4,229
7/28/2003        7,659                                4,236
7/29/2003        7,730                                4,218
7/30/2003        7,856                                4,181
7/31/2003        7,705                                4,224
8/1/2003         7,852                                4,182
8/2/2003         7,852                                4,182
8/3/2003         7,852                                4,182
8/4/2003         7,821                                4,192
8/5/2003         8,293                                4,068
8/6/2003         8,480                                4,020
8/7/2003         8,449                                4,026
8/8/2003         8,588                                3,994
8/9/2003         8,588                                3,994
8/10/2003        8,588                                3,994
8/11/2003        8,361                                4,046
8/12/2003        8,120                                4,104
8/13/2003        8,133                                4,103
8/14/2003        7,975                                4,141
8/15/2003        7,960                                4,147
8/16/2003        7,960                                4,147
8/17/2003        7,960                                4,147
8/18/2003        7,561                                4,250
8/19/2003        7,383                                4,299
8/20/2003        7,391                                4,300
8/21/2003        7,214                                4,349
8/22/2003        7,322                                4,315
8/23/2003        7,322                                4,315
8/24/2003        7,322                                4,315
8/25/2003        7,306                                4,322
8/26/2003        7,279                                4,330
8/27/2003        7,162                                4,363
8/28/2003        7,021                                4,407
8/29/2003        6,928                                4,437
8/30/2003        6,928                                4,437
8/31/2003        6,928                                4,437
9/1/2003         6,928                                4,437
9/2/2003         6,722                                4,502
9/3/2003         6,730                                4,500
9/4/2003         6,595                                4,543
9/5/2003         6,709                                4,505
9/6/2003         6,709                                4,505
9/7/2003         6,709                                4,505
9/8/2003         6,466                                4,587
9/9/2003         6,620                                4,534
9/10/2003        6,984                                4,407
9/11/2003        6,795                                4,468
9/12/2003        6,722                                4,491
9/13/2003        6,722                                4,491
9/14/2003        6,722                                4,491
9/15/2003        6,822                                4,458
9/16/2003        6,471                                4,574
9/17/2003        6,527                                4,554
9/18/2003        6,306                                4,632
9/19/2003        6,375                                4,606
9/20/2003        6,375                                4,606
9/21/2003        6,375                                4,606
9/22/2003        6,616                                4,520
9/23/2003        6,404                                4,592
9/24/2003        6,847                                4,432
9/25/2003        6,992                                4,386
9/26/2003        7,162                                4,331
9/27/2003        7,162                                4,331
9/28/2003        7,162                                4,331
9/29/2003        6,892                                4,418
9/30/2003        7,206                                4,313
10/1/2003        6,867                                4,417
10/2/2003        6,842                                4,423
10/3/2003        6,458                                4,550
10/4/2003        6,458                                4,550
10/5/2003        6,458                                4,550
10/6/2003        6,398                                4,571
10/7/2003        6,298                                4,607
10/8/2003        6,385                                4,573
10/9/2003        6,259                                4,621
10/10/2003       6,184                                4,647
10/11/2003       6,184                                4,647
10/12/2003       6,184                                4,647
10/13/2003       6,099                                4,680
10/14/2003       6,047                                4,700
10/15/2003       6,067                                4,689
10/16/2003       5,991                                4,720
10/17/2003       6,263                                4,611
10/18/2003       6,263                                4,611
10/19/2003       6,263                                4,611
10/20/2003       6,130                                4,662
10/21/2003       6,013                                4,704
10/22/2003       6,302                                4,590
10/23/2003       6,387                                4,559
10/24/2003       6,462                                4,534
10/25/2003       6,462                                4,534
10/26/2003       6,462                                4,534
10/27/2003       6,406                                4,556
10/28/2003       6,003                                4,697
10/29/2003       6,005                                4,697
10/30/2003       6,026                                4,689
10/31/2003       6,038                                4,685
11/1/2003        6,038                                4,685
11/2/2003        6,038                                4,685
11/3/2003        5,808                                4,774
11/4/2003        5,918                                4,728
11/5/2003        5,912                                4,729
11/6/2003        5,828                                4,768
11/7/2003        5,855                                4,753
11/8/2003        5,855                                4,753
11/9/2003        5,855                                4,753
11/10/2003       6,036                                4,680
11/11/2003       6,084                                4,663
11/12/2003       5,793                                4,775
11/13/2003       5,818                                4,763
11/14/2003       6,078                                4,656
11/15/2003       6,078                                4,656
11/16/2003       6,078                                4,656
11/17/2003       6,202                                4,611
11/18/2003       6,452                                4,514
11/19/2003       6,323                                4,561
11/20/2003       6,460                                4,510
11/21/2003       6,373                                4,543
11/22/2003       6,373                                4,543
11/23/2003       6,373                                4,543
11/24/2003       5,949                                4,695
11/25/2003       6,011                                4,669
11/26/2003       5,943                                4,698
11/27/2003       5,943                                4,698
11/28/2003       5,901                                4,711
11/29/2003       5,901                                4,711
11/30/2003       5,901                                4,711
12/1/2003        5,722                                4,787
12/2/2003        5,837                                4,737
12/3/2003        5,932                                4,697
12/4/2003        5,831                                4,738
12/5/2003        6,034                                4,654
12/6/2003        6,034                                4,654
12/7/2003        6,034                                4,654
12/8/2003        5,947                                4,691
12/9/2003        6,234                                4,577
12/10/2003       6,188                                4,595
12/11/2003       5,934                                4,687
12/12/2003       5,934                                4,688
12/13/2003       5,934                                4,688
12/14/2003       5,934                                4,688
12/15/2003       6,105                                4,621
12/16/2003       6,049                                4,642
12/17/2003       6,078                                4,631
12/18/2003       5,808                                4,735
12/19/2003       5,849                                4,718
12/20/2003       5,849                                4,718
12/21/2003       5,849                                4,718
12/22/2003       5,801                                4,736
12/23/2003       5,673                                4,791
12/24/2003       5,710                                4,774
12/25/2003       5,710                                4,774
12/26/2003       5,704                                4,776
12/27/2003       5,704                                4,776
12/28/2003       5,704                                4,776
12/29/2003       5,498                                4,864
12/30/2003       5,500                                4,863
12/31/2003       5,525                                4,856


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/03
--------------------------------------------------------------------------------
                                       H CLASS                C CLASS
                                     (05/23/00)              (03/08/01)
--------------------------------------------------------------------------------
                                   ONE      SINCE          ONE       SINCE
                                  YEAR    INCEPTION       YEAR     INCEPTION
--------------------------------------------------------------------------------
VENTURE 100 FUND                -62.92%   -15.16%        -63.21%   -23.72%
NASDAQ 100 INDEX                 49.13%   -18.14%         49.13%    -9.39%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON H CLASS SHARES ONLY; PERFORMANCE FOR C CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

ANNUAL REPORT 8 & 9



STATEMENTS OF ASSETS AND LIABILITIES                           December 31, 2003
--------------------------------------------------------------------------------


                                                                  TITAN 500      TEMPEST 500    VELOCITY 100     VENTURE 100
                                                                       FUND             FUND            FUND            FUND
                                                               ------------     ------------    ------------    ------------
ASSETS
Investments in Master Portfolio* (Note 3) ...................  $317,863,131     $345,789,846    $514,796,014    $362,575,696
Receivable for Securities Sold (Note 1) .....................     5,524,698          141,596      21,894,991       1,956,339
Receivable for Shares Purchased .............................    11,598,254       11,191,510      23,911,564      25,058,826
                                                               ------------     ------------    ------------    ------------
  TOTAL ASSETS ..............................................   334,986,083      357,122,952     560,602,569     389,590,861
                                                               ------------     ------------    ------------    ------------
LIABILITIES
Payable for Securities Purchased (Note 1) ...................     1,185,317        3,806,417              --       8,448,711
Liability for Shares Redeemed ...............................    15,767,314        7,374,966      44,313,184      18,802,890
Transfer Agent Fee Payable (Note 4) .........................        65,087           86,363         114,304          91,276
Distribution and Service Fee Payable (Note 4) ...............        27,986           37,023          39,003          35,306
Portfolio Accounting Fee Payable (Note 4) ...................        39,052           51,818          68,582          54,765
Dividends Payable ...........................................            --               --         790,386              --
Excise Tax Payable ..........................................            --               --          48,231              --
Other Liabilities ...........................................        71,609          129,067          79,361         110,937
                                                               ------------     ------------    ------------    ------------
   TOTAL LIABILITIES ........................................    17,156,365       11,485,654      45,453,051      27,543,885
                                                               ------------     ------------    ------------    ------------
NET ASSETS (NOTE 9) .........................................  $317,829,718     $345,637,298    $515,149,518    $362,046,976
                                                               ============     ============    ============    ============
H CLASS:
Net Assets ..................................................  $247,114,542     $311,796,273    $460,651,833    $323,450,289
Shares Outstanding ..........................................     7,619,822        5,920,691      23,251,597      12,163,177
Net Asset Value Per Share ...................................        $32.43           $52.66          $19.81          $26.59

C CLASS:
Net Assets ..................................................  $ 70,715,176     $ 33,841,025    $ 54,497,685    $ 38,596,687
Shares Outstanding ..........................................     2,240,223          656,121       2,895,059       1,476,118
Net Asset Value Per Share ...................................        $31.57           $51.58          $18.82          $26.15


* The cost of Investment in Master Portfolio is $297,848,566, $396,665,734, $577,885,327 and $392,658,583, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 10 & 11


STATEMENTS OF OPERATIONS                            Year Ended December 31, 2003
--------------------------------------------------------------------------------


                                                                  TITAN 500       TEMPEST 500    VELOCITY 100     VENTURE 100
                                                                       FUND              FUND            FUND            FUND
                                                                -----------     -------------    ------------    ------------
INVESTMENT INCOME
    Total Income ............................................   $        --     $          --    $         --    $         --
                                                                -----------     -------------    ------------    ------------
EXPENSES
  Transfer Agent Fees (Note 4) ..............................       500,481         1,255,496         853,679         962,472
  Distribution & Service Fees (Note 4):
    H Class .................................................       406,569         1,162,553         759,343         886,855
    C Class .................................................       375,649           371,774         377,345         302,465
  Accounting Fees (Note 4) ..................................       268,284           620,017         463,424         485,036
  Trustees' Fees ............................................        12,265            29,146          18,905          22,463
  Excise Tax Expense ........................................            --                --          48,231              --
  Miscellaneous .............................................       201,840           523,203         295,886         401,633
  Expenses Previously Reimbursed by Advisor (Note 4) ........        54,088           181,967          77,693         136,687
                                                                -----------     -------------    ------------    ------------
    Total Expenses ..........................................     1,819,176         4,144,156       2,894,506       3,197,611
                                                                -----------     -------------    ------------    ------------
  Net Investment Income (Loss) ..............................    (1,819,176)       (4,144,156)     (2,894,506)     (3,197,611)
                                                                -----------     -------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .....................................    70,967,504      (196,761,655)    212,229,930    (264,607,278)
  Capital Gain Distributions Received from Master Portfolio .     5,866,395                --      99,743,672              --
                                                                -----------     -------------    ------------    ------------
    Total Net Realized Gain (Loss) ..........................    76,833,899      (196,761,655)    311,973,602    (264,607,278)
                                                                -----------     -------------    ------------    ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities .....................................     4,954,567      (124,313,104)    (99,016,169)   (117,161,139)
                                                                -----------     -------------    ------------    ------------
Net Change in Unrealized Appreciation (Depreciation) ........     4,954,567      (124,313,104)    (99,016,169)   (117,161,139)
                                                                -----------     -------------    ------------    ------------
    Net Gain (Loss) on Investments ..........................    81,788,466      (321,074,759)    212,957,433    (381,768,417)
                                                                -----------     -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......   $79,969,290     $(325,218,915)   $210,062,927   $(384,966,028)
                                                                ===========     =============    ============   =============


See Notes to Financial Statements.

ANNUAL REPORT 12 & 13




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             TITAN 500 FUND              TEMPEST 500 FUND
                                                       -------------------------    --------------------------
                                                               YEAR         YEAR            YEAR          YEAR
                                                              ENDED        ENDED           ENDED         ENDED
                                                       DECEMBER 31, DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                                               2003         2002            2003          2002
                                                       ------------ ------------    ------------  ------------
FROM OPERATIONS
  Net Investment Loss ...............................  $ (1,819,176) $ (1,213,138)  $ (4,144,156) $ (1,992,740)
  Net Realized Gain (Loss) on Investments ...........    76,833,899   (71,771,425)  (196,761,655)   11,820,249
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ...................     4,954,567    (4,240,525)  (124,313,104)   61,780,029
                                                       ------------  ------------   ------------  ------------
  Net Increase (Decrease) in Net Assets from Operations  79,969,290   (77,225,088)  (325,218,915)   71,607,538
                                                       ------------  ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Realized Gain on Investment
    H Class .........................................            --            --             --    (2,732,203)
    C Class .........................................            --            --             --      (169,264)
                                                       ------------  ------------   ------------  ------------
  Total Distributions to Shareholders ...............            --            --             --    (2,901,467)
                                                       ------------  ------------   ------------  ------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS(NOTE 8) ........................   101,653,549   107,681,203    313,108,369   159,573,292
                                                       ------------  ------------   ------------  ------------
  Net Increase (Decrease) in Net Assets .............   181,622,839    30,456,115    (12,110,546)  228,279,363
NET ASSETS--BEGINNING OF  YEAR ......................   136,206,879   105,750,764    357,747,844   129,468,481
                                                       ------------  ------------   ------------  ------------
NET ASSETS--END OF  YEAR(NOTE 9) ....................  $317,829,718  $136,206,879   $345,637,298  $357,747,844
                                                       ============  ============   ============  ============



                                                            VELOCITY 100 FUND             VENTURE 100 FUND
                                                       --------------------------   --------------------------
                                                               YEAR          YEAR           YEAR          YEAR
                                                              ENDED         ENDED          ENDED         ENDED
                                                       DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                               2003          2002           2003          2002
                                                       ------------  ------------   ------------  ------------
FROM OPERATIONS
  Net Investment Loss ...............................  $ (2,894,506) $ (1,675,613) $  (3,197,611)  $(1,909,948)
  Net Realized Gain (Loss) on Investments ...........   311,973,602  (197,804,194)  (264,607,278)    4,093,736
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ...................   (99,016,169)  (35,448,563)  (117,161,139)   69,036,584
                                                       ------------ -------------  -------------  ------------
  Net Increase (Decrease) in Net Assets from Operations 210,062,927  (234,928,370)  (384,966,028)   71,220,372
                                                       ------------ -------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Realized Gain on Investment
    H Class .........................................    (9,963,735)           --             --    (8,176,740)
    C Class .........................................    (1,195,151)           --             --      (401,218)
                                                       ------------ -------------  -------------  ------------
  Total Distributions to Shareholders ...............   (11,158,886)           --             --    (8,577,958)
                                                       ------------ -------------  -------------  ------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS(NOTE 8) ........................   137,991,229   200,483,035    424,983,909   117,343,891
                                                       ------------ -------------  -------------  ------------
  Net Increase (Decrease) in Net Assets .............   336,895,270   (34,445,335)    40,017,881   179,986,305
NET ASSETS--BEGINNING OF  YEAR ......................   178,254,248   212,699,583    322,029,095   142,042,790
                                                       ------------ -------------  -------------  ------------
NET ASSETS--END OF  YEAR(NOTE 9) ....................  $515,149,518 $ 178,254,248  $ 362,046,976  $322,029,095
                                                       ============ =============  =============  ============


See Notes to Financial Statements.

ANNUAL REPORT 14 & 15




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     H CLASS
                                             -------------------------------------------------------
                                                                 TITAN 500 FUND
                                             -------------------------------------------------------
                                                     YEAR          YEAR          YEAR         PERIOD
                                                    ENDED         ENDED         ENDED          ENDED
                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                     2003        2002++        2001++        2000*++
                                             ------------  ------------  ------------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......        $21.18        $39.66        $60.03         $75.00
                                             ------------  ------------  ------------   ------------
Net Investment Income (Loss)+ .............          (.19)         (.21)         (.24)          1.80
Net Realized and Unrealized
  Gains (Losses) on Securities ............         11.44        (18.27)       (20.13)        (16.74)
                                             ------------  ------------  ------------   ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...............         11.25        (18.48)       (20.37)        (14.94)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...................            --            --            --           (.03)
  Net Realized Capital Gains ..............            --            --            --             --
                                             ------------  ------------  ------------   ------------
Net Increase (Decrease) in Net Asset Value          11.25        (18.48)       (20.37)        (14.97)
                                             ------------  ------------  ------------   ------------
NET ASSET VALUE--END OF PERIOD ............        $32.43        $21.18        $39.66         $60.03
                                             ============  ============  ============   ============
TOTAL INVESTMENT RETURN ...................        53.12%      (46.60)%      (33.93)%       (19.92)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio ..........         1.71%         1.75%         1.89%          2.21%**
Net Expenses, including expenses of the
  corresponding Master Portfolio ..........         1.71%         1.75%         1.75%          1.75%**
Net Investment Income (Loss) ..............       (0.77)%       (0.81)%       (0.52)%          4.08%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................          769%        1,227%        1,494%             --
Net Assets, End of Period (000's omitted) .      $247,115      $124,716       $97,786        $64,745


                                                                   H CLASS
                                             ---------------------------------------------------
                                                              TEMPEST 500 FUND
                                             ---------------------------------------------------
                                                     YEAR         YEAR         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                     2003         2002         2001        2000*
                                             ------------ ------------ ------------ ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......        $93.27       $68.39       $56.61       $50.00
                                             ------------ ------------ ------------ ------------
Net Investment Income (Loss)+ .............          (.56)        (.71)        (.27)         .95
Net Realized and Unrealized
  Gains (Losses) on Securities ............        (40.05)       26.33        12.05         5.98
                                             ------------ ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...............        (40.61)       25.62        11.78         6.93
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...................            --           --           --         (.32)
  Net Realized Capital Gains ..............            --         (.74)          --           --
                                             ------------ ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value         (40.61)       24.88         11.78        6.61
                                             ------------ ------------ ------------ ------------
NET ASSET VALUE--END OF PERIOD ............        $52.66       $93.27       $68.39       $56.61
                                             ============ ============ ============ ============
TOTAL INVESTMENT RETURN ...................      (43.54)%       37.48%       20.81%       13.92%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio ..........         1.71%        1.75%        1.75%        2.59%**
Net Expenses, including expenses of the
  corresponding Master Portfolio ..........         1.71%        1.75%        1.75%        1.75%**
Net Investment Income (Loss) ..............       (0.77)%      (0.81)%      (0.39)%        2.95%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................            --           --           --           --
Net Assets, End of Period (000's omitted) .      $311,796     $340,962     $128,237      $35,941


* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 19, 2000 -- TITAN 500 FUND H CLASS AND TEMPEST 500 FUND H CLASS.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2000 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

See Notes to Financial Statements.

ANNUAL REPORT 16 & 17

--------------------------------------------------------------------------------

                                                                  H CLASS
                                            -----------------------------------------------------
                                                             VELOCITY 100 FUND
                                            -----------------------------------------------------
                                                    YEAR         YEAR          YEAR        PERIOD
                                                   ENDED        ENDED         ENDED         ENDED
                                            DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                    2003         2002          2001       2000*++
                                            ------------ ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....        $10.11       $32.06       $104.70       $250.00
                                            ------------ ------------  ------------  ------------
Net Investment Income (Loss)+ ............          (.12)        (.12)         (.14)         2.30
Net Realized and Unrealized
  Gains (Losses) on Securities ...........         10.24       (21.83)       (72.50)      (147.60)
                                            ------------ ------------  ------------  ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............         10.12       (21.95)       (72.64)      (145.30)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................            --           --            --            --
  Net Realized Capital Gains .............          (.42)          --            --            --
                                            ------------ ------------  ------------  ------------
Net Increase (Decrease) in Net Asset Value          9.70       (21.95)       (72.64)      (145.30)
                                            ------------ ------------  ------------  ------------
NET ASSET VALUE--END OF PERIOD ...........        $19.81       $10.11        $32.06       $104.70
                                            ============ ============  ============  ============
TOTAL INVESTMENT RETURN ..................       100.09%     (68.47)%      (69.38)%      (58.12)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio .........         1.71%        1.75%         1.75%         2.16%**
Net Expenses, including expenses of the
  corresponding Master Portfolio .........         1.71%        1.75%         1.75%         1.75%**
Net Investment Income (Loss) .............       (0.77)%      (0.81)%       (0.81)%         1.89%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............          530%         298%          733%          757%
Net Assets, End of Period (000's omitted)       $460,652     $162,943      $197,495      $130,126



                                                                       H CLASS
                                                ---------------------------------------------------
                                                                  VENTURE 100 FUND
                                                ---------------------------------------------------
                                                        YEAR         YEAR         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED        ENDED
                                                DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                        2003         2002         2001        2000*
                                                ------------ ------------ ------------ ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....            $71.71       $48.87       $51.44       $50.00
                                                ------------ ------------ ------------ ------------
Net Investment Income (Loss)+ ............              (.31)        (.58)        (.29)        1.01
Net Realized and Unrealized
  Gains (Losses) on Securities ...........            (44.81)       25.41        (2.28)         .90
                                                ------------ ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............            (45.12)       24.83        (2.57)        1.91
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................                --           --           --         (.47)
  Net Realized Capital Gains .............                --        (1.99)          --           --
                                                ------------ ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value            (45.12)       22.84        (2.57)        1.44
                                                ------------ ------------ ------------ ------------
NET ASSET VALUE--END OF PERIOD ...........            $26.59       $71.71       $48.87       $51.44
                                                ============ ============ ============ ============
TOTAL INVESTMENT RETURN ..................          (62.92)%       50.92%      (5.00)%        3.92%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio .........             1.71%        1.75%        1.75%        2.41%**
Net Expenses, including expenses of the
  corresponding Master Portfolio .........             1.71%        1.75%        1.75%        1.75%**
Net Investment Income (Loss) .............           (0.77)%      (0.80)%      (0.50)%        4.87%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............                --           --           --           --
Net Assets, End of Period (000's omitted)           $323,450     $299,375     $136,249      $28,808


* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 23, 2000 -- VENTURE 100 FUND H CLASS; MAY 24, 2000 -- VELOCITY 100 FUND H CLASS.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIOD ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

See Notes to Financial Statements.

ANNUAL REPORT 18 & 19

--------------------------------------------------------------------------------

                                                                  C CLASS
                                            -----------------------------------------------------
                                                               TITAN 500 FUND
                                            -----------------------------------------------------
                                                    YEAR         YEAR          YEAR        PERIOD
                                                   ENDED        ENDED         ENDED         ENDED
                                            DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                    2003       2002++        2001++       2000*++
                                            ------------ ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......       $20.76       $39.24        $60.00        $64.02
                                            ------------ ------------  ------------  ------------
Net Investment Income (Loss)+ .............         (.38)        (.42)         (.57)          .18
Net Realized and Unrealized
  Gains (Losses) on Securities ............        11.19       (18.06)       (20.19)        (4.20)
                                            ------------ ------------  ------------  ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...............        10.81       (18.48)       (20.76)        (4.02)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ..............           --           --            --            --
                                            ------------ ------------  ------------  ------------
Net Increase (Decrease) in Net Asset Value         10.81       (18.48)       (20.76)        (4.02)
                                            ------------ ------------  ------------  ------------
NET ASSET VALUE--END OF PERIOD ............       $31.57       $20.76        $39.24        $60.00
                                            ============ ============  ============  ============
TOTAL INVESTMENT RETURN ...................       52.07%     (47.09)%      (34.60)%       (6.28)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio ..........        2.46%        2.50%         2.64%         2.50%**
Net Expenses, including expenses of the
  corresponding Master Portfolio ..........        2.46%        2.50%         2.50%         2.50%**
Net Investment Income (Loss) ..............      (1.52)%      (1.56)%       (2.08)%         3.10%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................         769%       1,227%        1,494%            --
Net Assets, End of Period (000's omitted) .      $70,715      $11,491        $7,965          $190



                                                            C CLASS
                                             --------------------------------------
                                                        TEMPEST 500 FUND
                                             --------------------------------------
                                                     YEAR         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED
                                             DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                     2003         2002        2001*
                                             ------------ ------------ ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......        $92.07       $67.98       $61.02
                                             ------------ ------------ ------------
Net Investment Income (Loss)+ .............         (1.03)       (1.36)        (.88)
Net Realized and Unrealized
  Gains (Losses) on Securities ............        (39.46)       26.19         7.84
                                             ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...............        (40.49)       24.83         6.96
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Realized Capital Gains ..............            --         (.74)          --
                                             ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value         (40.49)       24.09         6.96
                                             ------------ ------------ ------------
NET ASSET VALUE--END OF PERIOD ............        $51.58       $92.07       $67.98
                                             ============ ============ ============
TOTAL INVESTMENT RETURN ...................      (43.98)%       36.54%       11.41%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio ..........         2.46%        2.50%        2.50%**
Net Expenses, including expenses of the
  corresponding Master Portfolio ..........         2.46%        2.50%        2.50%**
Net Investment Income (Loss) ..............       (1.52)%      (1.49)%      (1.52)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................            --           --           --
Net Assets, End of Period (000's omitted) .       $33,841      $16,786        $1,231


* SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 27, 2000 -- TITAN 500 FUND C CLASS; MARCH 7, 2001 -- TEMPEST 500 FUND C CLASS.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2000 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

See Notes to Financial Statements.

ANNUAL REPORT 20 & 21




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                                    C CLASS
                                            -----------------------------------------------------
                                                              VELOCITY 100 FUND
                                            -----------------------------------------------------
                                                    YEAR         YEAR          YEAR        PERIOD
                                                   ENDED        ENDED         ENDED         ENDED
                                            DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                    2003         2002          2001       2000*++
                                            ------------ ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......        $9.69       $31.45       $104.50       $160.00
                                            ------------ ------------  ------------  ------------
Net Investment Loss+ ......................         (.22)        (.19)         (.45)        (2.00)
Net Realized and Unrealized Gains
  (Losses) on Securities ..................         9.77       (21.57)       (72.60)       (53.50)
                                            ------------ ------------  ------------  ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...............         9.55       (21.76)       (73.05)       (55.50)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...................           --           --            --            --
  Net Realized Capital Gains ..............         (.42)          --            --            --
                                            ------------ ------------  ------------  ------------
Net Increase (Decrease) in Net Asset Value          9.13       (21.76)       (73.05)       (55.50)
                                            ------------ ------------  ------------  ------------
NET ASSET VALUE--END OF PERIOD ............       $18.82        $9.69        $31.45       $104.50
                                            ============ ============  ============  ============

TOTAL INVESTMENT RETURN ...................       98.54%     (69.19)%      (69.90)%      (34.69)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio ..........        2.46%        2.50%         2.50%         2.50%**
Net Expenses, including expenses of the
  corresponding Master Portfolio ..........        2.46%        2.50%         2.50%         2.50%**
Net Investment Loss .......................      (1.52)%      (1.54)%       (1.58)%      (14.36)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................         530%         298%          733%          757%
Net Assets, End of Period (000's omitted) .      $54,498      $15,311       $15,205           $83



                                                              C CLASS
                                              --------------------------------------
                                                          VENTURE 100 FUND
                                              --------------------------------------
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                      2003         2002        2001*
                                              ------------ ------------ ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......         $71.08       $48.72       $57.68
                                              ------------ ------------ ------------
Net Investment Loss+ ......................           (.58)       (1.13)        (.69)
Net Realized and Unrealized Gains
  (Losses) on Securities ..................         (44.35)       25.48        (8.27)
                                              ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ...............         (44.93)       24.35        (8.96)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ...................             --           --           --
  Net Realized Capital Gains ..............             --        (1.99)          --
                                              ------------ ------------ ------------
Net Increase (Decrease) in Net Asset Value          (44.93)       22.36        (8.96)
                                              ------------ ------------ ------------
NET ASSET VALUE--END OF PERIOD ............         $26.15       $71.08       $48.72
                                              ============ ============ ============

TOTAL INVESTMENT RETURN ...................       (63.21)%       50.09%     (15.53)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
  corresponding Master Portfolio ..........          2.46%        2.50%        2.50%**
Net Expenses, including expenses of the
  corresponding Master Portfolio ..........          2.46%        2.50%        2.50%**
Net Investment Loss .......................        (1.52)%      (1.60)%      (1.42)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................             --           --           --
Net Assets, End of Period (000's omitted) .        $38,597      $22,654       $5,794



* SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 20, 2000 -- VELOCITY 100 FUND C CLASS; MARCH 8, 2001 -- VENTURE 100 FUND C CLASS.
**  ANNUALIZED.
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
++ PER SHARE AMOUNTS FOR THE PERIOD ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

See Notes to Financial Statements.

22



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                        December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  66.8%

FINANCIALS 13.8%
  DIVERSIFIED FINANCIALS 6.2%
   Citigroup, Inc. ............................    123,000          $  5,970,420
   J.P. Morgan Chase &
     Co. ......................................     48,600             1,785,078
   Fannie Mae .................................     23,300             1,748,898
   Morgan Stanley+ ............................     26,000             1,504,620
   American Express Co. .......................     30,700             1,480,661
   Merrill Lynch & Co.,
     Inc.+ ....................................     22,300             1,307,895
   Goldman Sachs Group,
     Inc. .....................................     11,300             1,115,649
   Freddie Mac ................................     16,600               968,112
   Washington Mutual,
     Inc.+ ....................................     22,000               882,640
   MBNA Corp. .................................     30,500               757,925
   Bank of New York Co.,
     Inc. .....................................     18,400               609,408
   Lehman Brothers
     Holdings, Inc.+ ..........................      6,600               509,652
   State Street Corp. .........................      8,000               416,640
   SLM Corp. ..................................     10,800               406,944
   Charles Schwab
     Corp.+ ...................................     32,300               382,432
   Golden West Financial
     Corp. ....................................      3,600               371,484
   Capital One Financial
     Corp. ....................................      5,400               330,966
   Mellon Financial Corp. .....................     10,300               330,733
   Countrywide Financial
     Corp. ....................................      4,300               326,155
   Franklin Resources,
     Inc. .....................................      6,000               312,360
   Principal Financial
     Group, Inc. ..............................      7,700               254,639
   Northern Trust Corp. .......................      5,300               246,026
   Moody's Corp. ..............................      3,600               217,980
   Bear Stearns Cos., Inc. ....................      2,400               191,880
   T. Rowe Price Group,
     Inc. .....................................      3,000               142,230
   MGIC Investment
     Corp. ....................................      2,300               130,962


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Janus Capital Group,
     Inc. .....................................      5,700          $     93,537
   Providian Financial
     Corp.* ...................................      6,900                80,316
   Federated Investors,
     Inc.-- Class B ...........................      2,600                76,336
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS ..................                       22,952,578
                                                                    ------------
  BANKS 4.2%
   Bank of America
     Corp.+ ...................................     35,700             2,871,351
   Wells Fargo & Co. ..........................     40,100             2,361,489
   Wachovia Corp. .............................     31,800             1,481,562
   U.S. Bancorp+ ..............................     46,000             1,369,880
   Bank One Corp. .............................     27,000             1,230,930
   FleetBoston Financial
     Corp.+ ...................................     25,100             1,095,615
   Fifth Third Bancorp ........................     13,600               803,760
   National City Corp. ........................     14,700               498,918
   BB&T Corp. .................................     12,900               498,456
   SunTrust Banks, Inc. .......................      6,700               479,050
   PNC Financial Services
     Group, Inc. ..............................      6,700               366,691
   KeyCorp ....................................     10,100               296,132
   SouthTrust Corp. ...........................      8,100               265,113
   Comerica, Inc. .............................      4,200               235,452
   Synovus Financial
     Corp. ....................................      7,200               208,224
   Marshall & Ilsley
     Corp. ....................................      5,400               206,550
   AmSouth Bancorp ............................      8,400               205,800
   Regions Financial
     Corp. ....................................      5,300               197,160
   Charter One Financial,
     Inc. .....................................      5,400               186,570
   Union Planters Corp. .......................      4,700               148,003
   North Fork
     Bancorporation, Inc. .....................      3,600               145,692
   First Tennessee National
     Corp. ....................................      3,000               132,300
   Zions Bancorporation .......................      2,100               128,793
   Huntington Bancshares,
     Inc. .....................................      5,500               123,750
                                                                    ------------
TOTAL BANKS ...................................                       15,537,241
                                                                    ------------
See Notes to Financial Statements.

                                                                ANNUAL REPORT 23



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
INSURANCE 3.1%
   American International
     Group, Inc.+ .............................     62,300          $  4,129,244
   Allstate Corp. .............................     16,800               722,736
   MetLife,  Inc.+ ............................     18,100               609,427
   Marsh & McLennan
     Cos., Inc. ...............................     12,700               608,203
   Prudential Financial,
     Inc. .....................................     13,000               543,010
   AFLAC, Inc. ................................     12,300               445,014
   Progressive Corp. ..........................      5,200               434,668
   Travelers Property
     Casualty Corp.--
     Class B ..................................     24,000               407,280
   Hartford Financial
     Services Group, Inc. .....................      6,700               395,501
   Chubb Corp.+ ...............................      4,500               306,450
   ACE Ltd. ...................................      6,600               273,372
   John Hancock Financial
     Services, Inc. ...........................      6,900               258,750
   XL Capital Ltd. ............................      3,300               255,915
   Loews Corp. ................................      4,400               217,580
   St. Paul Cos. ..............................      5,400               214,110
   MBIA, Inc. .................................      3,500               207,305
   Ambac Financial Group,
     Inc. .....................................      2,600               180,414
   Aon Corp.+ .................................      7,500               179,550
   Jefferson-Pilot Corp. ......................      3,400               172,210
   Lincoln National Corp. .....................      4,200               169,554
   Cincinnati Financial
     Corp. ....................................      3,800               159,144
   SAFECO Corp. ...............................      3,300               128,469
   Torchmark Corp. ............................      2,700               122,958
   UnumProvident Corp. ........................      7,100               111,967
                                                                    ------------
TOTAL INSURANCE ...............................                       11,252,831
                                                                    ------------
  REAL ESTATE 0.3%
   Equity Office Properties
      Trust ...................................      9,500               272,175
   Simon Property Group,
     Inc. .....................................      4,600               213,164
   Equity Residential .........................      6,500               191,815
   Prologis ...................................      4,300               137,987


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Plum Creek Timber
     (REIT) Co., Inc. .........................      4,400          $    133,980
   Apartment Investment
     & Management Co.
    -- Class A ................................      2,200                75,900
                                                                    ------------
TOTAL REAL ESTATE .............................                        1,025,021
                                                                    ------------
TOTAL FINANCIALS ..............................                       50,767,671
                                                                    ------------
INFORMATION TECHNOLOGY 11.8%
  SOFTWARE 3.1%
   Microsoft Corp.+ ...........................    258,190             7,110,552
   Oracle Corp.* ..............................    124,980             1,649,736
   Veritas Software
     Corp.*+ ..................................     10,200               379,032
   Computer Associates
     International, Inc.+ .....................     13,800               377,292
   Electronic Arts, Inc.*+ ....................      7,000               334,460
   Intuit, Inc.* ..............................      4,900               259,259
   Symantec Corp.*+ ...........................      7,300               252,945
   Adobe Systems, Inc.+ .......................      5,600               220,080
   PeopleSoft, Inc.*+ .........................      8,700               198,360
   Siebel Systems, Inc.*+ .....................     11,800               163,666
   Mercury Interactive
     Corp.* ...................................      2,100               102,144
   BMC Software, Inc.* ........................      5,400               100,710
   Novell, Inc.* ..............................      8,900                93,628
   Citrix Systems, Inc.* ......................      3,900                82,719
   Autodesk, Inc.+ ............................      2,700                66,366
   Compuware Corp.*                                  9,100                54,964
   Parametric Technology
     Corp.* ...................................      6,400                25,216
                                                                    ------------
TOTAL SOFTWARE ................................                       11,471,129
                                                                    ------------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 2.7%
   Intel Corp. ................................    155,400             5,003,880
   Texas Instruments, Inc. ....................     41,300             1,213,394
   Applied Materials,
     Inc.* ....................................     39,600               889,020
   Maxim Integrated
     Products, Inc. ...........................      7,800               388,440
   Linear Technology
     Corp. ....................................      7,500               315,525
   Xilinx, Inc.* ..............................      8,100               313,794



See Notes to Financial Statements.

24



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   KLA-Tencor Corp.* ..........................      4,500          $    264,015
   Broadcom Corp.--
     Class A*+ ................................      7,100               242,039
   Altera Corp.*+ .............................      9,100               206,570
   Micron Technology,
     Inc.* ....................................     14,600               196,662
   National Semiconductor
     Corp.*+ ..................................      4,400               173,404
   Novellus Systems, Inc.* ....................      3,600               151,380
   Advanced Micro
     Devices, Inc.* ...........................      8,300               123,670
   Teradyne, Inc.* ............................      4,500               114,525
   NVIDIA Corp.* ..............................      3,800                88,350
   PMC - Sierra, Inc.* ........................      4,100                82,615
   LSI Logic Corp.* ...........................      9,000                79,830
   Applied Micro Circuits
     Corp.* ...................................      7,300                43,654
                                                                    ------------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                                                 9,890,767
                                                                    ------------
  COMPUTERS & PERIPHERALS 2.5%
   International Business
     Machines Corp.+ ..........................     41,300             3,827,684
   Dell, Inc.* ................................     61,290             2,081,409
   Hewlett-Packard Co.+ .......................     72,900             1,674,513
   EMC Corp./
     Massachusetts*+ ..........................     52,400               677,008
   Sun Microsystems,
     Inc.* ....................................     77,080               346,089
   Lexmark International,
     Inc.* ....................................      3,100               243,784
   Apple Computer,
     Inc.*+ ...................................      8,700               185,919
   Network Appliance,
     Inc.*+ ...................................      8,200               168,346
   NCR Corp.*+ ................................      2,300                89,240
   Gateway, Inc.* .............................      7,700                35,420
                                                                    ------------
TOTAL COMPUTERS
  & PERIPHERALS                               .                        9,329,412
                                                                    ------------
  COMMUNICATIONS EQUIPMENT 2.0%
   Cisco Systems, Inc.*+ ......................    167,600             4,071,004
   QUALCOMM, Inc.+ ............................     19,000             1,024,670
   Motorola, Inc. .............................     55,600               782,292
   Corning, Inc.*+ ............................     31,800               331,674


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Lucent Technologies,
     Inc.* ....................................     99,280          $    281,955
   Avaya, Inc.* ...............................     10,000               129,400
   JDS Uniphase Corp.* ........................     34,090               124,429
   QLogic Corp.*+ .............................      2,200               113,520
   Scientific-Atlanta, Inc. ...................      3,600                98,280
   Tellabs, Inc.* .............................      9,900                83,457
   Comverse Technology,
     Inc.* ....................................      4,500                79,155
   CIENA Corp.* ...............................     11,200                74,368
   ADC
     Telecommunications,
     Inc.* ....................................     19,200                57,024
   Andrew Corp.*+ .............................      3,700                42,587
                                                                    ------------
TOTAL COMMUNICATIONS
  EQUIPMENT                                                            7,293,815
                                                                    ------------
  IT CONSULTING & SERVICES 0.8%
   First Data Corp. ...........................     17,700               727,293
   Automatic Data
     Processing, Inc. .........................     14,300               566,423
   Paychex, Inc. ..............................      9,000               334,800
   Electronic Data Systems
     Corp. ....................................     11,500               282,210
   Computer Sciences
     Corp.*+ ..................................      4,500               199,035
   SunGard Data Systems,
     Inc.* ....................................      6,800               188,428
   Fiserv, Inc.* ..............................      4,600               181,746
   Concord EFS, Inc.* .........................     11,600               172,144
   Unisys Corp.* ..............................      7,900               117,315
   Sabre Holdings Corp. .......................      3,400                73,406
   Convergys Corp.* ...........................      3,400                59,364
                                                                    ------------
TOTAL IT CONSULTING & SERVICES                                         2,902,164
                                                                    ------------
  ELECTRONIC EQUIPMENT
    & INSTRUMENTS 0.4%
   Analog Devices, Inc.+ ......................      8,700               397,155
   Agilent Technologies,
     Inc.* ....................................     11,200               327,488
   Molex, Inc. ................................      4,600               160,494
   Sanmina-SCI Corp.* .........................     12,200               153,842
   Jabil Circuit, Inc.* .......................      4,800               135,840
   Solectron Corp.* ...........................     19,800               117,018
   Thermo Electron
     Corp.* ...................................      3,900                98,280


See Notes to Financial Statements.

                                                                ANNUAL REPORT 25



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Waters Corp.* ..............................      2,900          $     96,164
   Symbol Technologies,
     Inc. .....................................      5,500                92,895
   Tektronix, Inc. ............................      2,000                63,200
   PerkinElmer, Inc. ..........................      3,000                51,210
                                                                    ------------
TOTAL ELECTRONIC
  EQUIPMENT & INSTRUMENTS                                              1,693,586
                                                                    ------------
  INTERNET SOFTWARE & SERVICES 0.2%
   Yahoo!, Inc.*+ .............................     15,500               700,135
                                                                    ------------
TOTAL INTERNET
  SOFTWARE & SERVICES                                                    700,135
                                                                    ------------
  OFFICE ELECTRONICS 0.1%
   Xerox Corp.* ...............................     18,900               260,820
                                                                    ------------
TOTAL OFFICE ELECTRONICS                                                 260,820
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                          43,541,828
                                                                    ------------
HEALTH CARE 8.9%
  PHARMACEUTICALS 5.6%
   Pfizer, Inc. ...............................    185,890             6,567,494
   Johnson & Johnson,
     Inc. .....................................     70,900             3,662,694
   Merck & Co., Inc.+ .........................     53,500             2,471,700
   Eli Lilly & Co.+ ...........................     26,800             1,884,844
   Abbott Laboratories ........................     37,300             1,738,180
   Wyeth ......................................     31,800             1,349,910
   Bristol-Myers Squibb
     Co.+ .....................................     46,300             1,324,180
   Schering-Plough Corp. ......................     35,090               610,215
   Forest Laboratories,
     Inc.* ....................................      8,700               537,660
   Allergan, Inc. .............................      3,100               238,111
   Watson Pharmaceuticals,
     Inc.*+ ...................................      2,600               119,600
   King Pharmaceuticals,
     Inc.* ....................................      5,800                88,508
                                                                    ------------
TOTAL PHARMACEUTICALS                                                 20,593,096
                                                                    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
   Medtronic, Inc. ............................     29,100             1,414,551
   Boston Scientific Corp.* ...................     19,600               720,496
   Guidant Corp. ..............................      7,400               445,480


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Baxter International,
     Inc. .....................................     14,500          $    442,540
   Stryker Corp. ..............................      4,800               408,048
   Zimmer Holdings,
     Inc.* ....................................      5,400               380,160
   St. Jude Medical, Inc.* ....................      4,100               251,535
   Becton Dickinson & Co. .....................      6,100               250,954
   Biomet, Inc. ...............................      6,100               222,101
   Applera Corp.-- Applied
     Biosystems Group+ ........................      5,000               103,550
   C.R. Bard, Inc. ............................      1,200                97,500
   Bausch & Lomb, Inc.+ .......................      1,300                67,470
   Millipore Corp.* ...........................      1,200                51,660
                                                                    ------------
TOTAL HEALTH CARE
  EQUIPMENT & SUPPLIES                                                 4,856,045
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES 1.2%
   UnitedHealth
     Group, Inc.+ .............................     14,200               826,156
   Cardinal Health, Inc.+ .....................     10,600               648,296
   HCA, Inc. ..................................     11,900               511,224
   WellPoint Health
     Networks, Inc.* ..........................      3,500               339,465
   Aetna, Inc. ................................      3,700               250,046
   Anthem, Inc.*+ .............................      3,300               247,500
   McKesson Corp. .............................      6,900               221,904
   Medco Health Solutions,
     Inc.*+ ...................................      6,400               217,536
   CIGNA Corp. ................................      3,300               189,750
   Quest Diagnostics, Inc.* ...................      2,500               182,775
   Tenet Healthcare
     Corp.* ...................................     11,100               178,155
   AmerisourceBergen
     Corp. ....................................      2,700               151,605
   IMS Health, Inc. ...........................      5,700               141,702
   Health Management
     Associates, Inc.--
     Class A ..................................      5,700               136,800
   Express Scripts, Inc.* .....................      1,900               126,217
   Humana, Inc.*+ .............................      3,900                89,115
   Manor Care, Inc. ...........................      2,100                72,597
                                                                    ------------
TOTAL HEALTH CARE
  PROVIDERS & SERVICES                                                 4,530,843
                                                                    ------------


See Notes to Financial Statements.

26



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
  BIOTECHNOLOGY 0.8%
   Amgen, Inc.* ...............................     30,800          $  1,903,440
   Biogen Idec, Inc.* .........................      7,800               286,884
   Genzyme Corp.* .............................      5,300               261,502
   Chiron Corp.* ..............................      4,500               256,455
   Medimmune, Inc.* ...........................      6,000               152,400
                                                                    ------------
TOTAL BIOTECHNOLOGY                                                    2,860,681
                                                                    ------------
TOTAL HEALTH CARE                                                     32,840,665
                                                                    ------------
CONSUMER DISCRETIONARY 7.5%
  MEDIA 2.7%
   Time Warner, Inc.*+ ........................    107,690             1,937,343
   Viacom, Inc.--
     Class B+ .................................     41,900             1,859,522
   Comcast Corp.--
     Class A*+ ................................     53,690             1,764,790
   Walt Disney Co.+ ...........................     48,800             1,138,504
   Clear Channel
     Communications,
     Inc.+ ....................................     14,700               688,401
   Gannett Co., Inc.+ .........................      6,400               570,624
   Omnicom Group+ .............................      4,500               392,985
   Tribune Co. ................................      7,500               387,000
   McGraw-Hill Cos., Inc. .....................      4,600               321,632
   Univision
     Communications,
     Inc.-- Class A*+ .........................      7,700               305,613
   New York Times
     Co.-- Class A ............................      3,600               172,044
   Knight-Ridder, Inc. ........................      1,900               147,003
   Interpublic Group of
     Cos., Inc.* ..............................      9,300               145,080
   Dow Jones & Co., Inc. ......................      1,900                94,715
   Meredith Corp. .............................      1,200                58,572
                                                                    ------------
TOTAL MEDIA                                                            9,983,828
                                                                    ------------
  SPECIALTY RETAIL 1.6%
   Home Depot, Inc.+ ..........................     54,900             1,948,401
   Lowe's Cos., Inc.+ .........................     18,700             1,035,793
   Gap, Inc.+ .................................     21,300               494,373
   Best Buy Co., Inc. .........................      7,700               402,248
   Staples, Inc.* .............................     11,700               319,410
   Bed Bath & Beyond,
     Inc.* ....................................      7,100               307,785



                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   TJX Cos., Inc. .............................     12,200          $    269,010
   Limited Brands, Inc. .......................     12,400               223,572
   AutoZone, Inc.* ............................      2,100               178,941
   Tiffany & Co. ..............................      3,500               158,200
   Office Depot, Inc.* ........................      7,400               123,654
   RadioShack Corp. ...........................      4,000               122,720
   Sherwin-Williams Co. .......................      3,500               121,590
   Autonation, Inc.*+ .........................      6,600               121,242
   Toys `R' Us, Inc.* .........................      5,100                64,464
   Circuit City Stores,
     Inc. .....................................      5,000                50,650
   Boise Cascade Corp. ........................      1,400                46,004
                                                                    ------------
TOTAL SPECIALTY RETAIL                                                 5,988,057
                                                                    ------------
  HOTELS RESTAURANTS & LEISURE 0.8%
   McDonald's Corp. ...........................     30,400               754,832
   Carnival Corp. .............................     15,000               595,950
   Starbucks Corp.*+ ..........................      9,300               307,458
   International Game
     Technology, Inc. .........................      8,200               292,740
   Marriott International,
     Inc.-- Class A ...........................      5,600               258,720
   Yum! Brands, Inc.* .........................      7,000               240,800
   Starwood Hotels &
     Resorts Worldwide,
     Inc. .....................................      4,800               172,656
   Hilton Hotels Corp. ........................      9,000               154,170
   Harrah's Entertainment,
     Inc. .....................................      2,600               129,402
   Wendy's International,
     Inc. .....................................      2,700               105,948
   Darden Restaurants,
     Inc. .....................................      3,900                82,056
                                                                    ------------
TOTAL HOTELS
  RESTAURANTS & LEISURE                                                3,094,732
                                                                    ------------
  MULTILINE RETAIL 0.7%
   Target Corp. ...............................     21,800               837,120
   Kohl's Corp.* ..............................      8,100               364,014
   Sears Roebuck and
     Co.+ .....................................      6,100               277,489
   Federated Department
     Stores, Inc.+ ............................      4,400               207,372
   May Department
     Stores Co. ...............................      6,900               200,583


See Notes to Financial Statements.

                                                                ANNUAL REPORT 27



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   JC Penney Holding
     Co., Inc. ................................      6,500          $    170,820
   Dollar General Corp.+ ......................      8,000               167,920
   Family Dollar Stores,
     Inc. .....................................      4,100               147,108
   Nordstrom, Inc. ............................      3,200               109,760
   Big Lots, Inc.* ............................      2,800                39,788
   Dillard's/AR, Inc.--
     Class A ..................................      2,000                32,920
                                                                    ------------
TOTAL MULTILINE RETAIL                                                 2,554,894
                                                                    ------------
  AUTOMOBILES 0.5%
   General Motors Corp. .......................     13,400               715,560
   Ford Motor Co. .............................     43,700               699,200
   Harley-Davidson, Inc. ......................      7,200               342,216
                                                                    ------------
TOTAL AUTOMOBILES                                                      1,756,976
                                                                    ------------
  HOUSEHOLD DURABLES 0.4%
   Fortune Brands, Inc.+ ......................      3,500               250,215
   Centex Corp.+ ..............................      1,500               161,475
   Newell Rubbermaid,
     Inc. .....................................      6,500               148,005
   Pulte Homes, Inc. ..........................      1,500               140,430
   Whirlpool Corp. ............................      1,600               116,240
   Leggett & Platt, Inc. ......................      4,600                99,498
   Black & Decker Corp. .......................      1,900                93,708
   KB Home ....................................      1,100                79,772
   Stanley Works ..............................      2,000                75,740
   Maytag Corp. ...............................      1,900                52,915
   Snap-On, Inc. ..............................      1,400                45,136
   American Greetings--
     Class A* .................................      1,600                34,992
   Tupperware Corp. ...........................      1,400                24,276
                                                                    ------------
TOTAL HOUSEHOLD DURABLES                                               1,322,402
                                                                    ------------
  INTERNET & CATALOG RETAIL 0.3%
   eBay, Inc.*+ ...............................     15,300               988,227
                                                                    ------------
TOTAL INTERNET & CATALOG
  RETAIL                                                                 988,227
                                                                    ------------
  TEXTILES & APPAREL 0.2%
   Nike, Inc. - Class B+ ......................      6,300               431,298
   VF Corp. ...................................      2,600               112,424
   Jones Apparel Group,
     Inc. .....................................      3,000               105,690


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Liz Claiborne, Inc. ........................      2,600          $     92,196
   Reebok International
     Ltd. .....................................      1,400                55,048
                                                                    ------------
TOTAL TEXTILES & APPAREL                                                 796,656
                                                                    ------------
  AUTO COMPONENTS 0.2%
   Johnson Controls, Inc. .....................      2,100               243,852
   Delphi Corp. ...............................     13,400               136,814
   Dana Corp. .................................      3,600                66,060
   Cooper Tire & Rubber
     Co.+ .....................................      1,800                38,484
   Goodyear Tire & Rubber
     Co.* .....................................      4,200                33,012
   Visteon Corp. ..............................      3,100                32,271
                                                                    ------------
TOTAL AUTO COMPONENTS                                                    550,493
                                                                    ------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
   Mattel, Inc. ...............................     10,500               202,335
   Eastman Kodak Co. ..........................      6,900               177,123
   Hasbro, Inc. ...............................      4,200                89,376
   Brunswick Corp. ............................      2,200                70,026
                                                                    ------------
TOTAL LEISURE
  EQUIPMENT & PRODUCTS                                                   538,860
                                                                    ------------
  DISTRIBUTORS 0.0%
   Genuine Parts Co. ..........................      4,200               139,440
                                                                    ------------
TOTAL DISTRIBUTORS                                                       139,440
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                          27,714,565
                                                                    ------------
INDUSTRIALS 7.4%
  INDUSTRIAL CONGLOMERATES 2.9%
   General Electric Co. .......................    239,190             7,410,106
   3M Co. .....................................     18,700             1,590,061
   Tyco International
     Ltd.+ ....................................     47,700             1,264,050
   Textron, Inc. ..............................      3,200               182,592
                                                                    ------------
TOTAL INDUSTRIAL
  CONGLOMERATES                                                       10,446,809
                                                                    ------------
  AEROSPACE & DEFENSE 1.2%
   United Technologies
     Corp. ....................................     11,200             1,061,424
   Boeing Co. .................................     20,100               847,014
   Honeywell
     International, Inc. ......................     20,500               685,315


See Notes to Financial Statements.

28



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Lockheed Martin
     Corp. ....................................     10,800          $    555,120
   General Dynamics
     Corp. ....................................      4,700               424,833
   Northrop Grumman
     Corp. ....................................      4,400               420,640
   Raytheon Co. ...............................      9,900               297,396
   Rockwell Collins, Inc. .....................      4,300               129,129
   Goodrich Corp. .............................      2,800                83,132
                                                                    ------------
TOTAL AEROSPACE & DEFENSE                                              4,504,003
                                                                    ------------
  MACHINERY 1.0%
   Caterpillar, Inc. ..........................      8,200               680,764
   Illinois Tool Works, Inc. ..................      7,400               620,934
   Deere & Co. ................................      5,700               370,785
   Danaher Corp.+ .............................      3,700               339,475
   Ingersoll-Rand Co.--
     Class A ..................................      4,100               278,308
   PACCAR, Inc. ...............................      2,800               238,336
   Eaton Corp. ................................      1,800               194,364
   Dover Corp. ................................      4,800               190,800
   Parker Hannifin Corp. ......................      2,800               166,600
   ITT Industries, Inc. .......................      2,200               163,262
   Pall Corp. .................................      3,000                80,490
   Navistar International
     Corp.* ...................................      1,600                76,624
   Cummins, Inc. ..............................      1,000                48,940
   Crane Co. ..................................      1,400                43,036
                                                                    ------------
TOTAL MACHINERY                                                        3,492,718
                                                                    ------------
  AIR FREIGHT & COURIERS 0.7%
   United Parcel Service,
     Inc.-- Class B+ ..........................     26,900             2,005,395
   FedEx Corp.+ ...............................      7,100               479,250
   Ryder System, Inc. .........................      1,500                51,225
                                                                    ------------
TOTAL AIR FREIGHT & COURIERS                                           2,535,870
                                                                    ------------

  COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cendant Corp.*+ ............................     24,200               538,934
   Waste Management,
     Inc. .....................................     14,100               417,360
   Apollo Group, Inc.--
     Class A* .................................      4,200               285,600
   H&R Block, Inc.+ ...........................      4,300               238,091


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Pitney Bowes, Inc. .........................      5,600          $    227,472
   Cintas Corp. ...............................      4,100               205,533
   Avery Dennison Corp. .......................      2,600               145,652
   Robert Half
     International, Inc.* .....................      4,100                95,694
   RR Donnelley & Sons
     Co. ......................................      2,700                81,405
   Equifax, Inc. ..............................      3,300                80,850
   Allied Waste Industries,
     Inc.* ....................................      5,000                69,400
   Monster Worldwide,
     Inc.* ....................................      2,700                59,292
   Deluxe Corp. ...............................      1,300                53,729
                                                                    ------------
TOTAL COMMERCIAL
  SERVICES & SUPPLIES                                                  2,499,012
                                                                    ------------
  ELECTRICAL EQUIPMENT 0.4%
   Emerson Electric Co. .......................     10,100               653,975
   Thomas & Betts Corp. .......................     20,290               464,438
   Rockwell Automation,
     Inc. .....................................      4,400               156,640
   Cooper Industries
     Ltd.-- Class A ...........................      2,200               127,446
   American Power
     Conversion Corp. .........................      4,700               114,915
   Power-One, Inc.* ...........................      2,000                21,660

TOTAL ELECTRICAL EQUIPMENT                                             1,539,074

  ROAD & RAIL 0.3%
   Union Pacific Corp. ........................      6,100               423,828
   Burlington Northern
     Santa Fe Corp. ...........................      8,900               287,915
   Norfolk Southern
     Corp. ....................................      9,300               219,945
   CSX Corp. ..................................      5,100               183,294
                                                                    ------------
TOTAL ROAD & RAIL                                                      1,114,982
                                                                    ------------
  BUILDING PRODUCTS 0.1%
   Masco Corp.+ ...............................     11,200               306,992
   American Standard
     Cos., Inc.* ..............................      1,700               171,190
                                                                    ------------
TOTAL BUILDING PRODUCTS                                                  478,182
                                                                    ------------

See Notes to Financial Statements.

                                                                ANNUAL REPORT 29



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
  AIRLINES 0.1%
   Southwest Airlines Co. .....................     18,700          $    301,818
   Delta Air Lines, Inc. ......................      2,900                34,249
                                                                    ------------
TOTAL AIRLINES                                                           336,067
                                                                    ------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc. ........................      2,200               104,258
                                                                    ------------
TOTAL TRADING
  COMPANIES & DISTRIBUTORS                                               104,258
                                                                    ------------
  CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp. ................................      2,000                79,280
                                                                    ------------
TOTAL CONSTRUCTION &
  ENGINEERING                                                             79,280
                                                                    ------------
TOTAL INDUSTRIALS                                                     27,130,255
                                                                    ------------
CONSUMER STAPLES 7.3%
  FOOD & DRUG RETAILING 2.3%
   Wal-Mart Stores, Inc. ......................    104,300             5,533,115
   Walgreen Co.+ ..............................     24,500               891,310
   Sysco Corp.+ ...............................     15,500               577,065
   Costco Wholesale
     Corp.*+ ..................................     10,900               405,262
   CVS Corp. ..................................      9,400               339,528
   Kroger Co.* ................................     17,900               331,329
   Safeway, Inc.* .............................     10,500               230,055
   Albertson's, Inc. ..........................      8,800               199,320
   SUPERVALU, Inc.+ ...........................      3,200                91,488
   Winn-Dixie Stores,
     Inc. .....................................      3,400                33,830
                                                                    ------------
TOTAL FOOD & DRUG RETAILING                                            8,632,302
                                                                    ------------
  BEVERAGES 1.7%
   Coca-Cola Co.+ .............................     58,700             2,979,025
   PepsiCo, Inc. ..............................     41,200             1,920,744
   Anheuser-Busch Cos.,
     Inc. .....................................     19,700             1,037,796
   Coca-Cola Enterprises,
     Inc. .....................................     10,800               236,196
   Pepsi Bottling Group,
     Inc. .....................................      6,400               154,752
   Brown-Forman Corp.
    -- Class B ................................      1,500               140,175

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Adolph Coors Co.--
     Class B ..................................        900          $     50,490
                                                                    ------------
TOTAL BEVERAGES                                                        6,519,178
                                                                    ------------
  HOUSEHOLD PRODUCTS 1.3%
   Procter & Gamble
     Co.+ .....................................     31,000             3,096,280
   Kimberly-Clark Corp. .......................     12,100               714,989
   Colgate-Palmolive Co. ......................     12,800               640,640
   Clorox Co. .................................      5,200               252,512
                                                                    ------------
TOTAL HOUSEHOLD PRODUCTS                                               4,704,421
                                                                    ------------
  FOOD PRODUCTS 0.8%
   Sara Lee Corp. .............................     18,600               403,806
   General Mills, Inc. ........................      8,900               403,170
   Kellogg Co. ................................      9,700               369,376
   ConAgra Foods, Inc. ........................     12,800               337,792
   H.J. Heinz Co. .............................      8,400               306,012
   WM Wrigley Jr Co. ..........................      5,400               303,534
   Campbell Soup Co. ..........................      9,800               262,640
   Hershey Foods Corp. ........................      3,100               238,669
   Archer-Daniels-Midland
     Co. ......................................     15,400               234,388
   McCormick & Co.,
     Inc. .....................................      3,300                99,330
                                                                    ------------
TOTAL FOOD PRODUCTS                                                    2,958,717
                                                                    ------------
  TOBACCO 0.8%
   Altria Group, Inc.+ ........................     48,400             2,633,928
   UST, Inc. ..................................      4,000               142,760
   R.J. Reynolds Tobacco
     Holdings, Inc. ...........................      2,000               116,300
                                                                    ------------
TOTAL TOBACCO                                                          2,892,988
                                                                    ------------
  PERSONAL PRODUCTS 0.4%
   Gillette Co. ...............................     24,390               895,845
   Avon Products, Inc. ........................      5,600               377,944
   Alberto-Culver Co.--
     Class B ..................................      1,400                88,312
                                                                    ------------
TOTAL PERSONAL PRODUCTS                                                1,362,101
                                                                    ------------
TOTAL CONSUMER STAPLES                                                27,069,707
                                                                    ------------

See Notes to Financial Statements.

30



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
ENERGY 3.9%
  OIL & GAS 3.4%
   Exxon Mobil Corp. ..........................    158,490          $  6,498,090
   ChevronTexaco Corp. ........................     25,500             2,202,945
   ConocoPhillips+ ............................     16,200             1,062,234
   Occidental Petroleum
     Corp. ....................................      9,100               384,384
   Apache Corp. ...............................      3,900               316,290
   Devon Energy Corp.+ ........................      5,500               314,930
   Anadarko Petroleum
     Corp. ....................................      6,000               306,060
   Burlington Resources,
     Inc.+ ....................................      4,800               265,824
   Marathon Oil Corp.+ ........................      7,400               244,866
   Unocal Corp. ...............................      6,200               228,346
   EOG Resources, Inc. ........................      2,700               124,659
   Amerada Hess Corp. .........................      2,100               111,657
   Kerr-McGee Corp. ...........................      2,400               111,576
   Sunoco, Inc. ...............................      1,800                92,070
   Ashland, Inc. ..............................      1,600                70,496
                                                                    ------------
TOTAL OIL & GAS                                                       12,334,427
                                                                    ------------
  ENERGY EQUIPMENT & SERVICES 0.5%
   Schlumberger Ltd. ..........................     13,900               760,608
   Halliburton Co. ............................     10,500               273,000
   Baker Hughes, Inc. .........................      8,000               257,280
   Transocean, Inc.* ..........................      7,600               182,476
   Nabors Industries
     Ltd.* ....................................      3,500               145,250
   BJ Services Co.* ...........................      3,800               136,420
   Noble Corp.* ...............................      3,200               114,496
   Rowan Cos., Inc.* ..........................      2,200                50,974
                                                                    ------------
TOTAL ENERGY
  EQUIPMENT & SERVICES                                                 1,920,504
                                                                    ------------
TOTAL ENERGY                                                          14,254,931
                                                                    ------------
TELECOMMUNICATION SERVICES 2.3%
  DIVERSIFIED TELECOMMUNICATION
    SERVICES 1.9%
   Verizon Communications,
     Inc. .....................................     65,790             2,307,913
   SBC Communications,
     Inc.+ ....................................     79,390             2,069,697


                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   BellSouth Corp. ............................     44,100          $  1,248,030
   AT&T Corp. .................................     18,800               381,640
   Sprint Corp.-FON
     Group+ ...................................     21,600               354,672
   ALLTEL Corp. ...............................      7,400               344,692
   Qwest Communications
     International* ...........................     40,490               174,917
   CenturyTel, Inc.+ ..........................      3,400               110,908
   Citizens Communications
     Co.*+ ....................................      6,800                84,456
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
 SERVICES                                                              7,076,925
                                                                    ------------
  WIRELESS TELECOMMUNICATION
    SERVICES 0.4%
   Nextel Communications,
     Inc.-- Class A*+ .........................     26,300               737,978
   AT&T Wireless Services,
     Inc.*+ ...................................     64,800               517,752
   Sprint Corp.-PCS
     Group* ...................................     24,690               138,758
                                                                    ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                                             1,394,488
                                                                    ------------
TOTAL TELECOMMUNICATION
   SERVICES                                                            8,471,413
                                                                    ------------
MATERIALS 2.0%
  CHEMICALS 1.1%
   EI Du Pont de
     Nemours & Co. ............................     23,800             1,092,182
   Dow Chemical Co.+ ..........................     21,900               910,383
   Praxair, Inc. ..............................      7,800               297,960
   Air Products &
     Chemicals, Inc. ..........................      5,400               285,282
   PPG Industries, Inc. .......................      4,100               262,482
   Rohm & Haas Co. ............................      5,300               226,363
   Monsanto Co. ...............................      6,300               181,314
   Ecolab, Inc. ...............................      6,200               169,694
   Sigma-Aldrich Corp. ........................      1,700                97,206
   Engelhard Corp. ............................      3,000                89,850
   International Flavors &
     Fragrances, Inc. .........................      2,200                76,824
   Eastman Chemical Co. .......................      1,800                71,154


See Notes to Financial Statements.

                                                                ANNUAL REPORT 31



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
   Hercules, Inc.* ............................      2,700          $     32,940
   Great Lakes Chemical
     Corp. ....................................      1,200                32,628
                                                                    ------------
TOTAL CHEMICALS                                                        3,826,262
                                                                    ------------
  METALS & MINING 0.5%
   Alcoa, Inc.+ ...............................     20,200               767,600
   Newmont Mining
     Corp. ....................................     10,300               500,683
   Freeport-McMoRan
     Copper & Gold,
     Inc.-- Class B+ ..........................      4,000               168,520
   Phelps Dodge Corp.*+ .......................      2,100               159,789
   Nucor Corp. ................................      1,900               106,400
   United States Steel
     Corp. ....................................      2,500                87,550
   Worthington Industries,
     Inc. .....................................      2,100                37,863
   Allegheny Technologies,
     Inc. .....................................      1,900                25,118
                                                                    ------------
TOTAL METALS & MINING                                                  1,853,523
                                                                    ------------
  PAPER & FOREST PRODUCTS 0.3%
   International Paper
     Co. ......................................     11,500               495,765
   Weyerhaeuser Co. ...........................      5,200               332,800
   Georgia-Pacific Corp. ......................      6,100               187,087
   MeadWestvaco Corp. .........................      4,800               142,800
   Louisiana-Pacific
     Corp.*+ ..................................      2,500                44,700
                                                                    ------------
TOTAL PAPER & FOREST PRODUCTS                                          1,203,152
                                                                    ------------
  CONTAINERS & PACKAGING 0.1%
   Sealed Air Corp.* ..........................      2,000               108,280
   Pactiv Corp.* ..............................      3,700                88,430
   Ball Corp. .................................      1,400                83,398
   Temple-Inland, Inc. ........................      1,300                81,471
   Bemis Co. ..................................      1,300                65,000
                                                                    ------------
TOTAL CONTAINERS & PACKAGING                                             426,579
                                                                    ------------
  CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co. .......................      2,400               114,168
                                                                    ------------
TOTAL CONSTRUCTION MATERIALS                                             114,168
                                                                    ------------
TOTAL MATERIALS                                                        7,423,684
                                                                    ------------


                                                                          MARKET
                                                                           VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------
UTILITIES 1.9%
  ELECTRIC UTILITIES 1.3%
   Southern Co. ...............................     17,400          $    526,350
   Exelon Corp. ...............................      7,800               517,608
   Dominion Resources,
     Inc./VA ..................................      7,700               491,491
   Entergy Corp. ..............................      5,400               308,502
   FPL Group, Inc. ............................      4,400               287,848
   American Electric Power
     Co., Inc. ................................      9,400               286,794
   FirstEnergy Corp. ..........................      7,800               274,560
   PG&E Corp.* ................................      9,800               272,146
   Progress Energy, Inc.+ .....................      5,800               262,508
   Consolidated Edison,
     Inc. .....................................      5,400               232,254
   PPL Corp. ..................................      4,200               183,750
   TXU Corp. ..................................      7,700               182,644
   Ameren Corp. ...............................      3,900               179,400
   Edison International*+ .....................      7,800               171,054
   Cinergy Corp. ..............................      4,200               163,002
   Xcel Energy, Inc. ..........................      9,500               161,310
   DTE Energy Co. .............................      4,000               157,600
   Pinnacle West Capital
     Corp. ....................................      2,200                88,044
   CenterPoint Energy,
     Inc. .....................................      7,300                70,737
   TECO Energy, Inc. ..........................      4,500                64,845
   Allegheny Energy, Inc.* ....................      3,000                38,280
   CMS Energy Corp.* ..........................      3,800                32,376
                                                                    ------------
TOTAL ELECTRIC UTILITIES                                               4,953,103
                                                                    ------------
  MULTI-UTILITIES 0.4%
   Duke Energy Corp. ..........................     21,600               441,720
   Public Service
     Enterprise
     Group, Inc. ..............................      5,400               236,520
   Constellation Energy
     Group, Inc. ..............................      4,000               156,640
   AES Corp.* .................................     14,800               139,712
   Williams Cos., Inc. ........................     12,400               121,768
   El Paso Corp. ..............................     14,300               117,117
   Calpine Corp.* .............................      9,900                47,619
   Dynegy, Inc. --
     Class A* .................................      9,000                38,520
                                                                    ------------
TOTAL MULTI-UTILITIES                                                  1,299,616
                                                                    ------------


See Notes to Financial Statements.

32



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  GAS UTILITIES 0.2%
   Kinder Morgan, Inc. ........................            2,900    $    171,390
   Sempra Energy ..............................            5,300         159,318
   KeySpan Corp.+ .............................            3,800         139,840
   NiSource, Inc.+ ............................            6,300         138,222
   Peoples Energy Corp. .......................              900          37,836
   Nicor, Inc. ................................            1,100          37,444
                                                                    ------------
TOTAL GAS UTILITIES                                                      684,050
                                                                    ------------
TOTAL UTILITIES                                                        6,936,769
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $218,094,531) .........................                      246,151,488
                                                                    ------------

                                                       CONTRACTS
                                                       ---------

OPTIONS PURCHASED  2.3%
Call Options on:
  March 2004 S&P 500 Index Futures  Contracts
   Expiring March 2004 with strike price of 700               85       8,653,000
Put Options on:
  January 2004 S&P 500 Index Futures Contracts
   Expiring January 2004 with strike price of 625            800              --
  January 2004 S&P 500 Index Futures Contracts
   Expiring January 2004 with strike price of 700            500              --
  January 2004 S&P 500 Index Futures Contracts
   Expiring January 2004 with strike price of 650             70              --
                                                                    ------------
TOTAL OPTIONS PURCHASED
  (Cost $7,938,715) ...........................                        8,653,000
                                                                    ------------



See Notes to Financial Statements.

                                                                ANNUAL REPORT 33



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  14.0%
Repurchase Agreement (Note 6)
  0.85% due 01/02/04 ..........................     $ 2,738,923     $  2,738,923
  0.82% due 01/02/04 ..........................      12,938,416       12,938,416
  0.80% due 01/02/04 ..........................      10,071,821       10,071,821
  0.80% due 01/02/04 ..........................      12,938,416       12,938,416
  0.75% due 01/02/04 ..........................      12,938,416       12,938,416
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $51,625,992) ..........................                       51,625,992
                                                                    ------------

SECURITIES LENDING COLLATERAL 16.9%
Investment in Securities Lending
  Investment Portfolio held by U.S. Bank (Note 10)   62,330,849       62,330,849
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $62,330,849) ..........................                       62,330,849
                                                                    ------------
TOTAL INVESTMENTS 100%
  (Cost $339,990,087) .........................                     $368,761,329
                                                                    ============


--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2004 S&P 500 Index Futures Contracts
  (Aggregate Market Value of Contracts $26,307,875)          95     $    926,713
March 2004 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $325,364,200)      5,873       12,783,317
                                                                    ------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $351,672,075)            $ 13,710,030
                                                                    ============

                                                          UNITS
                                                          -----

EQUITY INDEX SWAP AGREEMENTS
January 2004 S&P 500 Index  Swap, Maturing 01/26/04**
  (Notional Value $16,960,759) ................          15,603     $    188,531
February 2004 S&P 500 Index Swap, Maturing 02/27/04**
  (Notional Value $1,891,310) .................           1,787           97,203
                                                                    ------------
(TOTAL NOTIONAL VALUE $18,852,069) ............                     $    285,734
                                                                    ============


*   NON-INCOME PRODUCING SECURITIES
**  PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.
+   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2003--SEE NOTE
    10.
REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.

34



TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                        December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES  83.5%
Fannie Mae*
  1.05% due 01/21/04 ..........................    $ 10,000,000     $  9,994,458
Farmer Mac*
  1.05% due 01/09/04 ..........................      15,000,000       14,996,938
Federal Farm Credit Bank*
  1.00% due 02/23/04 ..........................      30,000,000       29,956,667
  0.99% due 01/20/04 ..........................      20,000,000       19,990,100
Federal Home Loan Bank*
  1.04% due 01/02/04 ..........................     100,000,000      100,000,000
  1.04% due 01/23/04 ..........................      50,000,000       49,969,667
  1.05% due 01/28/04 ..........................      50,000,000       49,962,083
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $274,869,913) .........................                      274,869,913
                                                                    ------------

                                                      CONTRACTS
                                                      ---------

OPTIONS PURCHASED  8.4%
Call Options on:
  March 2004 S&P 500 Index Futures Contracts
   Expiring March 2004 with strike price of 1300          1,700           85,000
  March 2004 S&P 500 Index Futures Contracts
   Expiring March 2004 with strike price of 1350            450            5,625
  January 2004 S&P 500 Index  Futures Contracts
   Expiring January 2004 with strike price of 1250           50              625
Put Options on:
  March 2004 S&P 500 Index  Futures Contracts
   Expiring March 2004 with strike price of 1300            575       27,571,250
                                                                    ------------
TOTAL OPTIONS PURCHASED
  (Cost $33,514,617) ..........................                       27,662,500
                                                                    ------------




See Notes to Financial Statements.

                                                               ANNUAL REPORT 35



TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                           December 31, 2003
-------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  8.1%
Repurchase Agreement (Note 6)
  0.85% due 01/02/04 ..........................      $1,416,382    $  1,416,382
  0.82% due 01/02/04 ..........................       6,690,857       6,690,857
  0.80% due 01/02/04 ..........................       6,690,857       6,690,857
  0.80% due 01/02/04 ..........................       5,208,451       5,208,451
  0.75% due 01/02/04 ..........................       6,690,857       6,690,857
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $26,697,404) ..........................                      26,697,404
                                                                   ------------
TOTAL INVESTMENTS 100%
  (Cost $335,081,934) .........................                    $329,229,817
                                                                   ============

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2004 S&P 500 Index Futures Contracts
  (Aggregate Market Value of Contracts $51,508,050)         186    $ (2,236,220)
March 2004 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $472,783,600)      8,534     (14,869,795)
                                                                   ------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $524,291,650)           $(17,106,015)
                                                                   ============


                                                          UNITS
                                                          -----

EQUITY INDEX SWAP AGREEMENTS
January 2004 S&P 500 Index Swap, Maturing 01/26/04**
  (Notional Value $10,392,270) ................           9,651    $    (83,059)
February 2004 S&P 500 Index Swap, Maturing 02/27/04**
  (Notional Value $2,167,528) .................           2,048        (111,633)
                                                                   ------------
(TOTAL NOTIONAL VALUE $12,559,798) ............                    $   (194,692)
                                                                   ============




* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER, ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**  PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

36



VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                        December 31, 2003
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                    SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  60.9%

INFORMATION TECHNOLOGY 37.1%
  SOFTWARE 12.3%
   Microsoft Corp.+ ...........................  1,215,000         $ 33,461,100
   Oracle Corp.* ..............................    711,600            9,393,120
   Veritas Software
     Corp.*+ ..................................    142,700            5,302,732
   Electronic Arts, Inc.*+ ....................     98,100            4,687,218
   Intuit, Inc.*+ .............................     81,600            4,317,456
   PeopleSoft, Inc.*+ .........................    173,000            3,944,400
   Symantec Corp.*+ ...........................    105,200            3,645,180
   Adobe Systems, Inc.+ .......................     74,900            2,943,570
   Siebel Systems, Inc.*+ .....................    189,700            2,631,139
   Synopsys, Inc.*+ ...........................     46,900            1,583,344
   Check Point Software
     Technologies Ltd.*+ ......................     91,298            1,535,632
   Mercury Interactive
     Corp.* ...................................     31,296            1,522,238
   BEA Systems, Inc.*+ ........................    122,100            1,501,830
   Citrix Systems, Inc.* ......................     63,700            1,351,077
   Compuware Corp.* ...........................     77,400              467,496
                                                                   -------------
TOTAL SOFTWARE                                                        78,287,532
                                                                   -------------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 11.0%
   Intel Corp. ................................    746,800           24,046,960
   Maxim Integrated
     Products, Inc.+ ..........................    150,300            7,484,940
   Applied Materials,
     Inc.* ....................................    280,800            6,303,960
   Xilinx, Inc.*+ .............................    148,300            5,745,142
   Linear
     Technology Corp.+ ........................    136,300            5,734,141
   KLA-Tencor Corp.*+ .........................     77,000            4,517,590
   Altera Corp.*+ .............................    173,900            3,947,530
   Broadcom Corp.--
     Class A*+ ................................     70,100            2,389,709
   Novellus Systems, Inc.* ....................     50,700            2,131,935
   Microchip Technology,
     Inc. .....................................     56,300            1,878,168
   Marvell Technology
     Group Ltd.* ..............................     39,498            1,498,159
   Lam Research Corp.*+ .......................     44,000            1,421,200
   NVIDIA Corp.*+ .............................     57,200            1,329,900

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
-------------------------------------------------------------------------------
   Intersil Corp.--
     Class A ..................................     45,801         $  1,138,155
                                                                   -------------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                                                69,567,489
                                                                   -------------
  COMMUNICATIONS EQUIPMENT 7.1%
   Cisco Systems, Inc.*+ ......................    805,300           19,560,737
   QUALCOMM, Inc.+ ............................    315,100           16,993,343
   JDS Uniphase Corp.* ........................    530,400            1,935,960
   Research In Motion
     Ltd.*+ ...................................     25,802            1,724,348
   QLogic Corp.*+ .............................     31,400            1,620,240
   Juniper Networks,
     Inc.*+ ...................................     83,500            1,559,780
   Comverse Technology,
     Inc.*+ ...................................     65,200            1,146,868
   Tellabs, Inc.* .............................     77,600              654,168
                                                                   -------------
TOTAL COMMUNICATIONS
  EQUIPMENT                                                           45,195,444
                                                                   -------------
  COMPUTERS & PERIPHERALS 3.2%
   Dell, Inc.* ................................    307,900           10,456,284
   Apple Computer, Inc.* ......................    167,000            3,568,790
   Network Appliance,
     Inc.*+ ...................................    117,800            2,418,434
   Sun Microsystems,
     Inc.*+ ...................................    464,000            2,083,360
   SanDisk Corp.*+ ............................     23,800            1,455,132
                                                                   -------------
TOTAL COMPUTERS &
  PERIPHERALS                                                         19,982,000
                                                                   -------------
  ELECTRONIC EQUIPMENT &
    INSTRUMENTS 1.2%
   Flextronics
     International Ltd.* ......................    186,900            2,773,596
   Sanmina-SCI Corp.* .........................    180,300            2,273,583
   CDW Corp. ..................................     28,300            1,634,608
   Molex, Inc.+ ...............................     32,200            1,123,458
                                                                   -------------
TOTAL ELECTRONIC
  EQUIPMENT & INSTRUMENTS                                              7,805,245
                                                                   -------------
  IT CONSULTING & SERVICES 1.2%
   Paychex, Inc.+ .............................    116,800            4,344,960
   Fiserv, Inc.*+ .............................     79,200            3,129,192
                                                                   -------------
TOTAL IT CONSULTING & SERVICES                                         7,474,152
                                                                   -------------


See Notes to Financial Statements.

                                                                ANNUAL REPORT 37



VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
  INTERNET SOFTWARE & SERVICES 1.1%
   Yahoo!, Inc.*+ .............................    103,300         $  4,666,061
   VeriSign, Inc.*+ ...........................     74,300            1,211,090
   ATI Technologies,
     Inc.* ....................................     78,403            1,185,453
                                                                   -------------
TOTAL INTERNET
  SOFTWARE & SERVICES                                                  7,062,604
                                                                   -------------
TOTAL INFORMATION TECHNOLOGY                                         235,374,466
                                                                   -------------
CONSUMER DISCRETIONARY 9.6%
  INTERNET & CATALOG RETAIL 3.6%
   eBay, Inc.*+ ...............................    157,300           10,160,007
   InterActiveCorp*+ ..........................    241,200            8,183,916
   Amazon.com, Inc.*+ .........................     86,900            4,574,416
                                                                   -------------
TOTAL INTERNET & CATALOG
  RETAIL                                                              22,918,339
                                                                   -------------
  MEDIA 2.7%
   Comcast Corp. --
     Class A*+ ................................    310,200           10,196,274
   EchoStar
     Communications
     Corp.*+ ..................................     83,000            2,822,000
   PanAmSat Corp.*+ ...........................     66,100            1,425,116
   Pixar, Inc.*+ ..............................     18,200            1,261,078
   Lamar Advertising
     Co.*+ ....................................     27,200            1,015,104
                                                                   -------------
TOTAL MEDIA                                                           16,719,572
                                                                   -------------
  SPECIALTY RETAIL 1.7%
   Bed Bath & Beyond,
     Inc.*+ ...................................    130,000            5,635,500
   Staples, Inc.* .............................    108,600            2,964,780
   Ross Stores, Inc.+ .........................     48,700            1,287,141
   Petsmart, Inc. .............................     46,200            1,099,560
                                                                   -------------
TOTAL SPECIALTY RETAIL                                                10,986,981
                                                                   -------------
  HOTELS RESTAURANTS & LEISURE 0.9%
   Starbucks Corp.*+ ..........................    178,700            5,907,822
                                                                   -------------
TOTAL HOTELS
  RESTAURANTS & LEISURE                                                5,907,822
                                                                   -------------
  HOUSEHOLD DURABLES 0.3%
   Garmin Ltd.+ ...............................     32,700            1,781,496
                                                                   -------------
TOTAL HOUSEHOLD DURABLES                                               1,781,496
                                                                   -------------


                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
  AUTO COMPONENTS 0.2%
   Gentex Corp.+ ..............................     26,102         $  1,152,664
                                                                   -------------
TOTAL AUTO COMPONENTS                                                  1,152,664
                                                                   -------------
  MULTILINE RETAIL 0.2%
   Dollar Tree Stores,
     Inc.*+ ...................................     36,100            1,085,166
                                                                   -------------
TOTAL MULTILINE RETAIL                                                 1,085,166
                                                                   -------------
TOTAL CONSUMER DISCRETIONARY                                          60,552,040
                                                                   -------------
HEALTH CARE 7.9%
  BIOTECHNOLOGY 5.7%
   Amgen, Inc.* ...............................    196,300           12,131,340
   Chiron Corp.*+ .............................     85,700            4,884,043
   Biogen Idec, Inc.*+ ........................    123,600            4,546,008
   Genzyme Corp.*+ ............................     91,700            4,524,478
   Gilead Sciences, Inc.*+ ....................     65,100            3,784,914
   Medimmune, Inc.* ...........................     86,500            2,197,100
   Millennium
     Pharmaceuticals,
     Inc.*+ ...................................    107,900            2,014,493
   Invitrogen Corp.*+ .........................     15,700            1,099,000
   Cephalon, Inc.*+ ...........................     16,600              803,606
                                                                   -------------
TOTAL BIOTECHNOLOGY                                                   35,984,982
                                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 0.8%
   Express Scripts, Inc.*+ ....................     22,900            1,521,247
   Patterson Dental
     Co.*+ ....................................     21,400            1,373,024
   Lincare Holdings,
     Inc.*+ ...................................     31,000              930,930
   Henry Schein, Inc.* ........................     13,300              898,814
   First Health Group
     Corp.*+ ..................................     32,000              622,720
                                                                   -------------
TOTAL HEALTH CARE
  PROVIDERS & SERVICES                                                 5,346,735
                                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
   Biomet, Inc.+ ..............................    112,400            4,092,484
   DENTSPLY
     International, Inc. ......................     24,800            1,120,216
                                                                   -------------
TOTAL HEALTH CARE
  EQUIPMENT & SUPPLIES                                                 5,212,700
                                                                   -------------

See Notes to Financial Statements.

38



VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
  PHARMACEUTICALS 0.6%
   Teva Pharmaceutical
     Industries Ltd. --
     SP ADR+ ..................................     62,800         $  3,561,388
                                                                   -------------
TOTAL PHARMACEUTICALS                                                  3,561,388
                                                                   -------------
TOTAL HEALTH CARE                                                     50,105,805
                                                                   -------------
INDUSTRIALS 2.9%
  COMMERCIAL SERVICES & SUPPLIES 1.4%
   Apollo Group, Inc.--
     Class A*+ ................................     58,200            3,957,600
   Cintas Corp.+ ..............................     66,900            3,353,697
   Career Education
     Corp.*+ ..................................     33,300            1,334,331
                                                                   -------------
TOTAL COMMERCIAL
  SERVICES & SUPPLIES                                                  8,645,628
                                                                   -------------
  MACHINERY 0.6%
   PACCAR, Inc. ...............................     42,700            3,634,624
                                                                   -------------
TOTAL MACHINERY                                                        3,634,624
                                                                   -------------
  AIR FREIGHT & COURIERS 0.4%
   Expeditors International
     Washington, Inc.+ ........................     33,700            1,269,142
   C.H. Robinson
     Worldwide, Inc.+ .........................     27,300            1,034,943
                                                                   -------------
TOTAL AIR FREIGHT & COURIERS                                           2,304,085
                                                                   -------------
  ELECTRICAL EQUIPMENT 0.2%
   American Power
     Conversion Corp. .........................     65,200            1,594,140
                                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                            1,594,140
                                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
   Fastenal Co.+ ..............................     23,700            1,183,578
                                                                   -------------
TOTAL TRADING
  COMPANIES & DISTRIBUTORS                                             1,183,578
                                                                   -------------
  AIRLINES 0.1%
   Ryanair Holdings
     PLC-- SP ADR*+ ...........................     19,800            1,002,672
                                                                   -------------
TOTAL AIRLINES                                                        1,002,672
                                                                   -------------
TOTAL INDUSTRIALS                                                    18,364,727
                                                                   -------------


                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.2%
  WIRELESS TELECOMMUNICATION
    SERVICES 2.0%
   Nextel
     Communications,
     Inc.-- Class A*+ .........................    447,400         $ 12,554,044
                                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                                            12,554,044
                                                                   -------------
  DIVERSIFIED TELECOMMUNICATION
    SERVICES 0.2%
   Level 3 Communications,
     Inc.* ....................................    218,303            1,244,327
                                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                            1,244,327
                                                                   -------------
TOTAL TELECOMMUNICATION
   SERVICES                                                          13,798,371
                                                                   -------------
CONSUMER STAPLES 0.7%
  FOOD & DRUG RETAILING 0.7%
   Costco Wholesale
     Corp.*+ ..................................     78,700            2,926,066
   Whole Foods Market,
     Inc.*+ ...................................     19,200            1,288,896
                                                                   -------------
TOTAL FOOD & DRUG RETAILING                                           4,214,962
                                                                   -------------
TOTAL CONSUMER STAPLES                                                4,214,962
                                                                   -------------
MATERIALS 0.4%
  CONTAINERS & PACKAGING 0.2%
   Smurfit-Stone
     Container
     Corp.*+ ..................................     79,200            1,470,744
                                                                   -------------
TOTAL CONTAINERS & PACKAGING                                          1,470,744
                                                                   -------------
  CHEMICALS 0.2%
   Sigma-Aldrich Corp. ........................     21,700            1,240,806
                                                                   -------------
TOTAL CHEMICALS                                                       1,240,806
                                                                   -------------
TOTAL MATERIALS                                                       2,711,550
                                                                   -------------
ENERGY 0.1%
  ENERGY EQUIPMENT & SERVICES 0.1%
   Patterson-UTI Energy,
     Inc.* ....................................     27,300              898,716
                                                                   -------------
TOTAL ENERGY
  EQUIPMENT & SERVICES                                                  898,716
                                                                   -------------
TOTAL ENERGY                                                            898,716
                                                                   -------------
TOTAL COMMON STOCKS
  (Cost $289,724,223) .........................                     386,020,637
                                                                   -------------


See Notes to Financial Statements.

                                                                ANNUAL REPORT 39



VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 9.5%
Federal Home Loan Bank**
  1.00% due 01/16/04 ..........................    $ 40,000,000    $ 39,984,445
  1.01% due 01/16/04 ..........................      20,000,000      19,992,183
                                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $59,976,628) .........................                      59,976,628
                                                                   -------------
REPURCHASE AGREEMENTS 6.3%
Repurchase Agreement (Note 6)
  0.85% due 01/02/04 ..........................       2,137,445       2,137,445
  0.82% due 01/02/04 ..........................      10,097,092      10,097,092
  0.80% due 01/02/04 ..........................       7,860,010       7,860,010
  0.80% due 01/02/04 ..........................      10,097,092      10,097,092
  0.75% due 01/02/04 ..........................      10,097,092      10,097,092
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $40,288,731) ..........................                      40,288,731
                                                                   -------------
SECURITIES LENDING COLLATERAL 23.3%
Investments in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank (Note 10)  147,963,621     147,963,621
                                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $147,963,621) .........................                     147,963,621
                                                                   -------------
TOTAL INVESTMENTS 100%
  (Cost $537,953,203) .........................                    $634,249,617
                                                                   =============


--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2004 Nasdaq 100 Index Futures Contracts
  (Aggregate Market Value of Contracts $76,102,000)         520    $  1,817,973
March 2004 Nasdaq 100 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $142,056,500)      4,850       6,826,386
                                                                   -------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $218,158,500)           $  8,644,359
                                                                   =============

                                                          UNITS
                                                          -----
EQUITY INDEX SWAP AGREEMENTS
January 2004 Nasdaq 100  Index Swap,
   Maturing 01/22/04***
  (Notional Value $213,300,269) ...............         153,152    $ 11,554,752
January 2004 Nasdaq 100 Index Swap,
   Maturing 01/26/04***
  (Notional Value $191,616,929) ...............         132,401       2,552,063
                                                                   -------------
(TOTAL NOTIONAL VALUE $404,917,198) ...........                    $ 14,106,815
                                                                   =============

*   NON-INCOME PRODUCING SECURITIES
** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.
*** PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.
+   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2003--SEE NOTE
    10.
ADR--AMERICAN DEPOSITORY RECEIPT

See Notes to Financial Statements.

40



VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS                                        December 31, 2003
--------------------------------------------------------------------------------

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  92.4%
Federal Home Loan Bank*
  1.01% due 01/09/04 ..........................     $65,000,000    $ 64,987,235
  1.04% due 01/02/04 ..........................      50,000,000      50,000,000
  1.04% due 01/21/04 ..........................      50,000,000      49,972,688
  1.04% due 01/23/04 ..........................      50,000,000      49,969,667
  1.05% due 01/28/04 ..........................      50,000,000      49,962,083
  1.00% due 01/16/04 ..........................      35,000,000      34,986,389
  1.01% due 01/16/04 ..........................      20,000,000      19,992,183
                                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $319,870,245) .........................                     319,870,245
                                                                   -------------

                                                      CONTRACTS
                                                      ---------

OPTIONS PURCHASED  0.0%
Call Options on:
  January 2004 Nasdaq 100 Index Futures Contracts
   Expiring January 2004 with strike price of 1800        1,500              --
                                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $35,000) ..............................                              --
                                                                   -------------

                                                           FACE
                                                         AMOUNT
                                                        -------

REPURCHASE AGREEMENTS  7.6%
Repurchase Agreement (Note 6)
  0.85% due 01/02/04 ..........................      $1,403,314       1,403,314
  0.82% due 01/02/04 ..........................       6,629,127       6,629,127
  0.80% due 01/02/04 ..........................       6,629,127       6,629,127
  0.80% due 01/02/04 ..........................       5,160,398       5,160,398
  0.75% due 01/02/04 ..........................       6,629,127       6,629,127
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $26,451,093) ..........................                      26,451,093
                                                                   -------------
TOTAL INVESTMENTS 100%
  (Cost $346,356,338) .........................                    $346,321,338
                                                                   =============



See Notes to Financial Statements.

                                                                ANNUAL REPORT 41



VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2004 Nasdaq 100 Index Futures Contracts
  (Aggregate Market Value of Contracts $66,589,250)         455    $ (3,198,638)
March 2004 Nasdaq 100 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $62,827,050)       2,145         380,148
                                                                   -------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $129,416,300)           $ (2,818,490)
                                                                   =============

                                                          UNITS
                                                          -----

EQUITY INDEX SWAP AGREEMENTS
January 2004 Nasdaq 100 Index Swap, Maturing 01/22/04**
  (Total Notional Value $319,952,052) .........         234,903    $(19,367,097)
January 2004 Nasdaq 100 Index Swap, Maturing 01/23/04**
  (Total Notional Value $240,067,561) .........         168,030      (6,022,107)
                                                                   -------------
(TOTAL NOTIONAL VALUE $560,019,613) ...........                    $(25,389,204)
                                                                   =============


* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**  PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

ANNUAL REPORT  42 & 43


STATEMENTS OF ASSETS AND LIABILITIES                           December 31, 2003
--------------------------------------------------------------------------------

                                                                  TITAN 500             TEMPEST 500    VELOCITY 100     VENTURE 100
                                                                     MASTER                  MASTER          MASTER          MASTER
                                                                  PORTFOLIO               PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                               ------------            ------------    ------------    ------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 10) .................. $368,761,329            $329,229,817    $634,249,617    $346,321,338
Segregated Cash with Broker ..................................   16,021,658              13,783,035      39,136,458      40,079,110
Receivable for Equity Index Swap Settlement (Note 1) .........      474,608                      --      13,768,122              --
Receivable for Futures Contracts Settlement (Note 1) .........       88,095                      --              --         872,281
Receivable for Securities Sold (Note 1) ......................   96,570,520                      --      36,949,042              --
Receivable for Shares Purchased ..............................    1,185,318               3,806,417              --       8,448,711
Investment Income Receivable (Note 1) ........................      326,735                   1,179          62,268           1,168
                                                               ------------            ------------    ------------    ------------
  TOTAL ASSETS ...............................................  483,428,263             346,820,448     724,165,507     395,722,608
                                                               ------------            ------------    ------------    ------------
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) ............           --                 439,799              --      30,849,765
Payable for Futures Contracts Settlement (Note 1) ............           --                 126,720       1,791,435              --
Payable upon Return of Securities Loaned (Note 10) ...........   62,330,849                      --     147,963,621              --
Payable for Securities Purchased (Note 1) ....................   97,466,118                      --      37,287,576              --
Liability for Shares Redeemed ................................    5,524,698                 141,596      21,894,991       1,956,339
Investment Advisory Fee Payable (Note 4) .....................      234,682                 311,079         416,595         328,753
Custody Fees Payable .........................................        8,785                  11,408          15,275          12,055
                                                               ------------            ------------    ------------    ------------
  TOTAL LIABILITIES ..........................................  165,565,132               1,030,602     209,369,493      33,146,912
                                                               ------------            ------------    ------------    ------------
NET ASSETS (NOTE 9) .......................................... $317,863,131            $345,789,846    $514,796,014    $362,575,696
                                                               ============            ============    ============    ============
Shares Outstanding ...........................................   11,838,913               7,256,534      61,508,001      13,325,965
Net Asset Value Per Share ....................................       $26.85                  $47.65           $8.37          $27.21


* THE COST OF SECURITIES AT VALUE IS $339,990,087, $335,081,934, $537,953,203
  AND $346,356,338, RESPECTIVELY.

See Notes to Financial Statements.

ANNUAL REPORT  44 & 45


STATEMENTS OF OPERATIONS                            Year Ended December 31, 2003
--------------------------------------------------------------------------------

                                                                  TITAN 500             TEMPEST 500    VELOCITY 100     VENTURE 100
                                                                     MASTER                  MASTER          MASTER          MASTER
                                                                  PORTFOLIO               PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                               ------------           -------------    ------------   -------------
INVESTMENT INCOME
   Interest (Note 1) .........................................   $  368,360           $   4,962,987    $    861,091   $   4,193,012
   Interest from Securities Lending, net .....................        4,787                      --          14,756              --
   Dividends, Net of Foreign Tax Withheld* (Note 1) ..........    2,690,374                      --         621,021              --
                                                               ------------           -------------    ------------   -------------
     Total Income ............................................    3,063,521               4,962,987       1,496,868       4,193,012
                                                               ------------           -------------    ------------   -------------
EXPENSES
   Advisory Fees (Note 4) ....................................    1,802,976               4,522,173       3,079,740       3,466,909
   Custodian Fees ............................................       69,666                 177,166         116,710         134,295
   Tax Expense ...............................................        4,056                      --              --              --
                                                               ------------           -------------    ------------   -------------
     Total Expenses ..........................................    1,876,698               4,699,339       3,196,450       3,601,204
                                                               ------------           -------------    ------------   -------------
   Net Investment Income (Loss) ..............................    1,186,823                 263,648      (1,699,582)        591,808
                                                               ------------           -------------    ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities .....................................   15,131,275             (27,395,419)     (6,866,749)     (9,655,155)
   Equity Index Swaps ........................................    4,297,738              (3,980,368)     88,661,650    (255,436,179)
   Futures Contract ..........................................   21,878,067            (251,812,806)     24,733,245     (79,721,723)
                                                               ------------           -------------    ------------   -------------
     Total Net Realized Gain (Loss) ..........................   41,307,080            (283,188,593)    106,528,146    (344,813,057)
                                                               ------------           -------------    ------------   -------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities .....................................   22,153,503              (7,088,665)     82,027,185          48,100
   Equity Index Swaps ........................................      399,319                (283,467)     16,240,239     (31,497,376)
   Futures Contracts .........................................   16,741,741             (30,777,683)      9,859,569      (6,097,889)
                                                               ------------           -------------    ------------   -------------
Net Change in Unrealized Appreciation (Depreciation) .........   39,294,563             (38,149,815)    108,126,993     (37,547,165)
                                                               ------------           -------------    ------------   -------------
     Net Gain (Loss) on Investments ..........................   80,601,643            (321,338,408)    214,655,139    (382,360,222)
                                                               ------------           -------------    ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........  $81,788,466           $(321,074,760)   $212,955,557   $(381,768,414)
                                                               ============           =============    ============   =============


* NET OF FOREIGN TAX WITHHELD OF $0, $0, $2,487 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

ANNUAL REPORT  46 & 47


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   TITAN 500 MASTER PORTFOLIO           TEMPEST 500 MASTER PORTFOLIO
                                               ----------------------------------    ----------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2003               2002               2003               2002
                                               ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) .............   $     1,186,823    $       882,754    $       263,648    $     1,263,944
  Net Realized Gain (Loss) on Investments ..        41,307,080        (69,877,588)      (283,188,593)        53,703,602
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..........        39,294,563         (7,017,110)       (38,149,815)        18,632,735
                                               ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets
    from Operations ........................        81,788,466        (76,011,944)      (321,074,760)        73,600,281
                                               ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Realized Gain on Investment ..............        (5,866,394)                --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
  Total Distributions to Shareholders ......        (5,866,394)                --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased .......     2,081,578,858      2,467,131,292      2,450,192,831      1,713,423,097
  Net Value of Shares Purchased through
    Dividend Reinvestment ..................         5,866,394                 --                 --                 --
  Net Cost of Shares Redeemed ..............    (1,981,805,545)    (2,360,272,198)    (2,141,277,364)    (1,558,685,589)
                                               ---------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS .......................       105,639,707        106,859,094        308,915,467        154,737,508
                                               ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets ....       181,561,779         30,847,150        (12,159,293)       228,337,789
NET ASSETS--BEGINNING OF  YEAR .............       136,301,352        105,454,202        357,949,139        129,611,350
                                               ---------------    ---------------    ---------------    ---------------
NET ASSETS--END OF  YEAR (NOTE 9) ..........   $   317,863,131    $   136,301,352    $   345,789,846    $   357,949,139
                                               ===============    ===============    ===============    ===============

TRANSACTIONS IN SHARES
  Shares Purchased .........................       102,540,663        100,181,659         36,310,828         22,609,264
  Shares Purchased Through Reinvestment ....           216,226                 --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
  Total Purchased ..........................       102,756,889        100,181,659         36,310,828         22,609,264
  Shares Redeemed ..........................       (98,611,326)       (95,692,630)       (33,327,931)       (20,480,404)
                                               ---------------    ---------------    ---------------    ---------------
  Net Shares Purchased .....................         4,145,563          4,489,029          2,982,897          2,128,860
                                               ===============    ===============    ===============    ===============




                                                 VELOCITY 100 MASTER PORTFOLIO          VENTURE 100 MASTER PORTFOLIO
                                               ----------------------------------    ----------------------------------
                                                          YEAR               YEAR               YEAR               YEAR
                                                         ENDED              ENDED              ENDED              ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                          2003               2002               2003               2002
                                               ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) .............   $    (1,699,582)   $      (526,754)   $       591,808    $     1,537,468
  Net Realized Gain (Loss) on Investments ..       106,528,146       (218,815,815)      (344,813,057)        61,539,747
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..........       108,126,993        (13,910,168)       (37,547,165)        10,053,108
                                               ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets
    from Operations ........................       212,955,557       (233,252,737)      (381,768,414)        73,130,323
                                               ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Realized Gain on Investment ..............       (99,743,672)                --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
  Total Distributions to Shareholders ......       (99,743,672)                --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased .......     2,251,310,679      2,035,285,849      2,272,440,403      2,272,920,924
  Net Value of Shares Purchased through
    Dividend Reinvestment ..................        99,743,672                 --                 --                 --
  Net Cost of Shares Redeemed ..............    (2,127,844,686)    (1,836,730,194)    (1,850,287,728)    (2,166,033,395)
                                               ---------------    ---------------    ---------------    ---------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS .......................       223,209,665        198,555,655        422,152,675        106,887,529
                                               ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets ....       336,421,550        (34,697,082)        40,384,261        180,017,852
NET ASSETS--BEGINNING OF  YEAR .............       178,374,464        213,071,546        322,191,435        142,173,583
                                               ---------------    ---------------    ---------------    ---------------
NET ASSETS--END OF  YEAR (NOTE 9) ..........   $   514,796,014    $   178,374,464    $   362,575,696    $   322,191,435
                                               ===============    ===============    ===============    ===============

TRANSACTIONS IN SHARES
  Shares Purchased .........................       317,962,061        274,667,642         54,077,898         32,520,100
  Shares Purchased Through Reinvestment ....        10,009,576                 --                 --                 --
                                               ---------------    ---------------    ---------------    ---------------
  Total Purchased ..........................       327,971,637        274,667,642         54,077,898         32,520,100
  Shares Redeemed ..........................      (302,752,789)      (252,176,071)       (45,179,512)       (31,071,205)
                                               --------------- ------------------    --------------- ------------------
  Net Shares Purchased .....................        25,218,848         22,491,571          8,898,386          1,448,895
                                               ===============    ===============    ===============    ===============



See Notes to Financial Statements.

ANNUAL REPORT  48 & 49


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           TITAN 500
                                                        MASTER PORTFOLIO
                                                ----------------------------
                                                        YEAR            YEAR
                                                       ENDED           ENDED
                                                DECEMBER 31,    DECEMBER 31,
                                                        2003            2002
                                                ------------    ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF  YEAR ..........        $17.72          $32.91
                                                ------------    ------------
Net Investment Income ........................           .09             .14
Net Realized and Unrealized Gains (Losses)
  on Securities ..............................          9.54          (15.33)
                                                ------------    ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..................          9.63          (15.19)
DISTRIBUTIONS TO FEEDER FUNDS FROM:
  Net Investment Income ......................            --              --
  Return of Capital ..........................            --              --
  Net Realized Capital Gains .................          (.50)             --
                                                ------------    ------------
Net Increase (Decrease) in Net Asset  Value ..          9.13          (15.19)
                                                ------------    ------------
NET ASSET VALUE--END OF  YEAR ................        $26.85          $17.72
                                                ============    ============
TOTAL INVESTMENT RETURN ......................        54.39%        (46.16)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................         0.94%           0.94%
Net Expenses .................................         0.94%           0.94%
Net Investment Income ........................         0.59%           0.64%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ....................          769%          1,227%
Net Assets, End of  Year (000's omitted) .....      $317,863        $136,301


                                                    TITAN 500
                                                     MASTER                       TEMPEST 500
                                                   PORTFOLIO                    MASTER PORTFOLIO
                                                 -------------   -------------------------------------------
                                                         YEAR            YEAR            YEAR           YEAR
                                                        ENDED           ENDED           ENDED          ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                        2001*            2003            2002          2001*
                                                 ------------    ------------    ------------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF  YEAR ..........         $50.00          $83.76          $60.43         $50.00
                                                 ------------    ------------    ------------   ------------
Net Investment Income ........................            .76             .04             .41            .81
Net Realized and Unrealized Gains (Losses)
  on Securities ..............................         (17.21)         (36.15)          22.92          10.00
                                                 ------------    ------------    ------------   ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..................         (16.45)         (36.11)          23.33          10.81
DISTRIBUTIONS TO FEEDER FUNDS FROM:
  Net Investment Income ......................           (.03)             --              --           (.38)
  Return of Capital ..........................           (.61)             --              --             --
  Net Realized Capital Gains .................             --              --              --             --
                                                 ------------    ------------    ------------   ------------
Net Increase (Decrease) in Net Asset  Value ..         (17.09)         (36.11)          23.33          10.43
                                                 ------------    ------------    ------------   ------------
NET ASSET VALUE--END OF  YEAR ................         $32.91          $47.65          $83.76         $60.43
                                                 ============    ============    ============   ============
TOTAL INVESTMENT RETURN ......................       (33.19)%        (43.11)%          38.61%          21.69%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................          1.19%           0.94%           0.94%          0.91%
Net Expenses .................................          1.19%           0.94%           0.94%          0.91%
Net Investment Income ........................          1.50%           0.05%           0.52%          1.93%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ....................         1,494%              --              --             --
Net Assets, End of  Year (000's omitted) .....       $105,454        $345,790        $357,949       $129,611


 * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--TITAN 500 MASTER PORTFOLIO AND TEMPEST 500 MASTER PORTFOLIO.
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE TEMPEST MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

ANNUAL REPORT  50 & 51

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                          VELOCITY 100
                                                        MASTER PORTFOLIO
                                                ----------------------------
                                                        YEAR           YEAR
                                                       ENDED          ENDED
                                                DECEMBER 31,    DECEMBER 31,
                                                        2003            2002
                                                ------------    ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF  YEAR ..........         $4.92          $15.44
                                                ------------    ------------
Net Investment Income (Loss) .................          (.03)           (.02)
Net Realized and Unrealized Gains (Losses)
  on Securities ..............................          5.33          (10.50)
                                                ------------    ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..................          5.30          (10.52)
DISTRIBUTIONS TO FEEDER FUNDS FROM:
  Net Investment Income ......................            --              --
  Net Realized Capital Gains .................         (1.85)             --
                                                ------------    ------------
Net Increase (Decrease) in Net Asset  Value ..          3.45          (10.52)
                                                ------------    ------------
NET ASSET VALUE--END OF  YEAR ................         $8.37           $4.92
                                                ============    ============
TOTAL INVESTMENT RETURN ......................       107.76%        (68.13)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................         0.94%           0.94%
Net Expenses .................................         0.94%           0.94%
Net Investment Income (Loss) .................       (0.50)%         (0.27)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ....................          530%            298%
Net Assets, End of  Year (000's omitted) .....      $514,796        $178,374


                                                    VELOCITY 100                             VENTURE 100
                                                MASTER PORTFOLIO                          MASTER PORTFOLIO
                                                ----------------            ---------------------------------------------
                                                            YEAR                    YEAR          YEAR               YEAR
                                                           ENDED                   ENDED         ENDED              ENDED
                                                    DECEMBER 31,            DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                                           2001*                    2003          2002              2001*
                                                    ------------            ------------   ------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF  YEAR ..........            $50.00                  $72.77         $47.73            $50.00
                                                    ------------            ------------   ------------      ------------
Net Investment Income (Loss) .................               .09                     .04            .47               .45
Net Realized and Unrealized Gains (Losses)
  on Securities ..............................            (34.65)                 (45.60)         24.57             (2.51)
                                                    ------------            ------------   ------------      ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..................            (34.56)                 (45.56)         25.04             (2.06)
DISTRIBUTIONS TO FEEDER FUNDS FROM:
  Net Investment Income ......................                --                      --             --              (.21)
  Net Realized Capital Gains .................                --                      --             --                --
                                                    ------------            ------------   ------------      ------------
Net Increase (Decrease) in Net Asset  Value ..            (34.56)                 (45.56)         25.04             (2.27)
                                                    ------------            ------------   ------------      ------------
NET ASSET VALUE--END OF  YEAR ................            $15.44                  $27.21         $72.77            $47.73
                                                    ============            ============   ============      ============
TOTAL INVESTMENT RETURN ......................          (69.12)%                (62.61)%         52.46%           (4.31)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...............................             0.97%                   0.94%          0.94%             0.89%
Net Expenses .................................             0.97%                   0.94%          0.94%             0.89%
Net Investment Income (Loss) .................             0.74%                   0.15%          0.67%             2.52%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ....................              733%                      --             --                --
Net Assets, End of  Year (000's omitted) .....          $213,072                $362,576       $322,191          $142,174





 * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--VELOCITY 100 MASTER PORTFOLIO AND VENTURE 100 MASTER PORTFOLIO.
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
   SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE VENTURE MASTER PORTFOLIO TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

52


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Dynamic Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and are authorized to issue an unlimited number of no par value shares.The Trust consists of four separate Master Portfolios (the "Master Portfolios") and four separate Feeder Funds (the "Feeder Funds") (See Note 3). The Feeder Funds offer two classes of shares, H Class Shares and C Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon.The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (usually 4:00 p.m., Eastern Time).The NAV is calculated using the current market value of each Feeder Fund's and Master Portfolio's total assets as of the respective time of calculation.

B. All equity securities are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued to the average price at which orders are being filled ( the "average fill price") as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, and at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. The shares

                                                                ANNUAL REPORT 53

--------------------------------------------------------------------------------

of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. When a Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of securities as collateral for short sales. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. Upon the purchase of an option by a Master Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Master Portfolio will realize a loss in the amount of the cost of the option. When a Master Portfolio enters into a closing sale transaction, the Master Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.When a Master Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.When a Master Portfolio exercises a call option, the cost of the security that the Master Portfolio purchases upon exercise will be increased by the premium originally paid.When a Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's accounting records as an asset and equivalent liability.The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.When an option expires, or if a Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Master Portfolio may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

54

--------------------------------------------------------------------------------

G. The Master Portfolio may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. Distributions to shareholders are recorded on the ex-dividend date.

I. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS
As part of its investment strategy, the Master Portfolio may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is

                                                                ANNUAL REPORT 55

--------------------------------------------------------------------------------

the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms. The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Master Portfolio.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3. MASTER-FEEDER ARRANGEMENT
Effective after the close of business on December 31, 2000, the Titan 500 Fund, the Tempest 500 Fund, the Velocity 100 Fund, and the Venture 100 Fund, were reorganized into a `master-feeder arrangement.' Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund, respectively, at December 31, 2003, was 100 percent.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees that are calculated

56

--------------------------------------------------------------------------------

at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios. Certain officers of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds. The Servicer also provides accounting services to the Trust. For the period January 2, 2003 through May 31, 2003, these services were calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets of the Feeder Funds, 0.075% on the next $250 million of the average daily net assets of the Feeder Funds, 0.05% on the next $250 million of the average daily net assets of the Feeder Funds, and 0.03% on the average daily net assets over $750 million of each of the Feeder Funds. Starting June 1, 2003, the fees for these services were calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds. Certain officers of the Trust are also officers of the Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its H Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees. Certain officers of the Trust are also officers of Rydex Distributors, Inc.

For the first three years of the Trust's operations (through May 18, 2003), the Advisor voluntarily agreed to maintain the actual Total Operating Expenses of the Dynamic Feeder Funds at an "expense cap" of 1.75% for H Class Shares and 2.50% for C Class Shares, respectively.This means that the Advisor reimbursed certain expenses of the Feeder Funds so that expenses did not exceed 1.75% for H Class Shares or 2.50% for C Class Shares, respectively. Because the Advisor's agreement to maintain an expense cap was voluntary, the Advisor could have discontinued all or part of its reimbursements at any time. In addition, since it became unnecessary for the Advisor to make reimbursements, the Advisor was able to retain the difference between the Total Annual Operating Expenses of any Feeder Fund and the "expense cap" (before sales charge

                                                                ANNUAL REPORT 57

--------------------------------------------------------------------------------

specifically pertaining to C Class shares is calculated) to recapture its prior reimbursements.

Through May 18, 2003, the following amounts were reimbursed and subsequently recaptured by the Advisor:

                                        Total          Total     Remaining
                                     Expenses       Expenses      Expenses
                                   Reimbursed     Recaptured    Subject to
                                   by Advisor     by Advisor     Recapture
                                   ----------     ----------    ----------

Titan 500 Fund ...................   $228,326       $228,326          $  0
Tempest 500 Fund .................    109,653        109,653             0
Velocity 100 Fund ................    206,235        206,235             0
Venture 100 Fund .................    122,072        122,072             0
                                     --------       --------          ----
Total ............................   $666,286       $666,286          $  0
                                     ========       ========          ====


5.   FEDERAL INCOME TAX INFORMATION
The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for derivatives, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2003 was as follows:


                                    ORDINARY         LONG-TERM             TOTAL
FUND                                  INCOME      CAPITAL GAIN     DISTRIBUTIONS
------                           -----------      ------------     -------------
Titan 500 Fund ................. $        --      $         --       $        --
Tempest 500 Fund ...............          --                --                --
Velocity 100 Fund ..............  11,158,886                --        11,158,886
Venture 100 Fund ...............          --                --                --
Titan 500 Master Portfolio .....   5,866,394                --         5,866,394
Tempest 500 Master Portfolio ...          --                --                --
Velocity 100 Master Portfolio ..  99,743,672                --        99,743,672
Venture 100 Master Portfolio ...          --                --                --

58

--------------------------------------------------------------------------------

The tax character of distributions paid during 2002 was as follows:

                                  ORDINARY         LONG-TERM              TOTAL
FUND                                INCOME      CAPITAL GAIN      DISTRIBUTIONS
------                          ----------      ------------      -------------
Titan 500 Fund ................ $       --      $         --      $          --
Tempest 500 Fund ..............  2,901,466                --          2,901,466
Velocity 100 Fund .............         --                --                 --
Venture 100 Fund ..............  8,577,958                --          8,577,958
Titan 500 Master Portfolio ....         --                --                 --
Tempest 500 Master Portfolio ..         --                --                 --
Velocity 100 Master Portfolio .         --                --                 --
Venture 100 Master Portfolio ..         --                --                 --

The tax character of distributable earnings/(accumulated losses) at December 31, 2003 was as follows:

                                                                        NET
                             UNDISTRIBUTED    UNDISTRIBUTED      UNREALIZED
                                  ORDINARY         REALIZED   APPRECIATION/     CAPITAL LOSS
FUND                                INCOME             GAIN  (DEPRECIATION)     CARRYFORWARD
                             -------------    ------------    -------------    -------------
Titan 500 Fund ...............  $       --    $          --   $   7,880,623    $ (45,033,115)2
Tempest 500 Fund .............          --               --    (359,260,367)              --
Velocity 100 Fund ............   4,700,367               --    (103,785,690)    (202,649,284)2
Venture 100 Fund .............          --               --    (427,581,088)              --
Titan 500 Master Portfolio ...     134,716               --      10,464,544      (72,005,917)2
Tempest 500 Master Portfolio .          --               --    (103,871,891)    (214,703,529)1
Velocity 100 Master Portfolio    1,325,211               --      69,433,032     (185,962,592)2
Venture 100 Master Portfolio .          --               --     (40,746,225)     (96,358,432)2

1  EXPIRES IN 2011
2  TITAN 500 FUND: $44,686,379 EXPIRES IN 2009 AND $346,736 EXPIRES IN 2010.
   TITAN 500 MASTER PORTFOLIO: $21,731,736 EXPIRES IN 2009 AND $50,274,181
    EXPIRES IN 2010.
   VELOCITY 100 FUND: $153,870,238 EXPIRES IN 2009 AND $48,779,046 EXPIRES IN
    2010.
   VELOCITY 100 MASTER PORTFOLIO: $110,353,185 EXPIRES IN 2009 AND $75,609,407
    EXPIRES IN 2010.
   VENTURE 100 MASTER PORTFOLIO: $10,516,342 EXPIRES IN 2010 AND $85,842,090
    EXPIRES IN 2011.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions
At December 31, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                            TAX                TAX                NET
                                           TAX        UNREALIZED         UNREALIZED        UNREALIZED
FUND                                      COST              GAIN             (LOSS)       GAIN (LOSS)
------                            ------------       -----------     --------------     -------------
Titan 500 Fund .................. $309,982,508       $ 7,880,623     $           --     $   7,880,623
Tempest 500 Fund ................  705,050,213                --      (359,260,367)      (359,260,367)
Velocity 100 Fund ...............  618,581,704                --      (103,785,690)      (103,785,690)
Venture 100 Fund ................  790,156,783                --      (427,581,088)      (427,581,088)
Titan 500 Master Portfolio ......  372,292,549        10,753,594          (289,050)        10,464,544
Tempest 500 Master Portfolio ....  415,801,001                --      (103,871,891)      (103,871,891)
Velocity 100 Master Portfolio ...  587,567,759        70,412,794          (979,762)        69,433,032
Venture 100 Master Portfolio ....  358,859,869                --       (40,746,225)       (40,746,225)

                                                                ANNUAL REPORT 59

--------------------------------------------------------------------------------

POST-OCTOBER LOSSES DEFERRED
Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2003, $103,677,200 and $15,357,021 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2004 for Tempest 500 Master Portfolio and Venture 100 Master Portfolio, respectively.

6.   REPURCHASE AGREEMENTS
The Master Portfolio transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Series Funds, a separate Trust. The daily aggregate balance of the which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Master Portfolio's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of December 31, 2003 are as follows:

COUNTERPARTY                  TERMS OF AGREEMENT      FACE VALUE   MARKET VALUE   MATURITY VALUE
------------                  ------------------    ------------   ------------   --------------
Paine Webber, Inc. .......... 0.82% due 01/02/04    $167,000,000   $167,000,000     $167,007,504
Morgan Stanley, Inc. ........ 0.80% due 01/02/04     167,000,000    167,000,000      167,007,321
Salomon Smith Barney, Inc. .. 0.75% due 01/02/04     167,000,000    167,000,000      167,006,863
U.S. Bank NA ................ 0.80% due 01/02/04     130,000,000    130,000,000      130,005,699
Lehman Brothers, Inc. ....... 0.85% due 01/02/04      35,352,098     35,352,098       35,353,745
                                                                   ------------     ------------
                                                                   $666,352,098     $666,381,132
                                                                   ============     ============

As of December 31, 2003, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                   RANGE OF RATES      PAR VALUE    MARKET VALUE
---------------                ---------------   ------------    ------------
U. S. Treasury Bonds           3.875% - 7.500%   $358,544,941    $464,685,935
U. S. Treasury Notes           1.125% - 2.875%     84,182,000      84,240,574
Ginnie Mae                         4.500%         133,741,470     133,462,614
                                                                 ------------
                                                                 $682,389,123
                                                                 ============

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

60

--------------------------------------------------------------------------------


7.   Securities Transactions
During the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                         TITAN 500  TEMPEST 500    VELOCITY 100  VENTURE 100
                            MASTER       MASTER          MASTER       MASTER
                         PORTFOLIO    PORTFOLIO       PORTFOLIO    PORTFOLIO
                    --------------  -----------  --------------  -----------
Purchases ........  $1,300,848,837  $        --  $1,478,030,040  $        --
Sales ............  $1,203,451,424  $        --  $1,294,228,880  $        --

8.   SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the year ended December 31, 2003 were:

H CLASS:

                             TITAN 500  TEMPEST 500   VELOCITY 100   VENTURE 100
                                  FUND         FUND           FUND          FUND
                          ------------  -----------   ------------  ------------
Shares Purchased ........  289,534,642   80,864,769    467,196,530   180,328,028
Purchased through
  Dividend Reinvestment .           --           --        467,073            --
                          ------------  -----------   ------------  ------------
Total Purchased .........  289,534,642   80,864,769    467,663,603   180,328,028
Shares Redeemed ......... (299,592,535) (78,599,812)  (460,529,362) (172,339,536)
                          ------------  -----------   ------------  ------------
Net Shares Purchased
  (Redeemed) ............  (10,057,893)   2,264,957      7,134,241     7,988,492
                          ============  ===========   ============  ============

C CLASS:
                             TITAN 500  TEMPEST 500   VELOCITY 100   VENTURE 100
                                  FUND         FUND           FUND          FUND
                           -----------  -----------   ------------   -----------
Shares Purchased ........   60,328,977    6,048,273     34,579,953    17,702,862
Purchased through
  Dividend Reinvestment .           --           --         57,816            --
                           -----------   ----------    -----------   -----------
Total Purchased .........   60,328,977    6,048,273     34,637,769    17,702,862
Shares Redeemed .........  (59,750,059)  (5,574,472)   (33,322,747)  (16,545,458)
                           -----------  -----------   ------------   -----------
Net Shares Purchased ....      578,918      473,801      1,315,022     1,157,404
                           ===========  ===========   ============   ===========

Transactions in shares for the year ended December 31, 2002 were:

H CLASS:
                             TITAN 500  TEMPEST 500   VELOCITY 100   VENTURE 100
                                  FUND         FUND           FUND          FUND
                          ------------  -----------   ------------   -----------
Shares Purchased ........  156,331,838   58,297,083    383,437,149    92,457,192
Purchased through
  Dividend Reinvestment .           --       26,296             --       103,657
                          ------------  -----------   ------------   -----------
Total Purchased .........  156,331,838   58,323,379    383,437,149    92,560,849
Shares Redeemed ......... (152,904,828) (56,542,800)  (373,479,281)  (91,174,040)
                          ------------  -----------   ------------   -----------
Net Shares Purchased ....    3,427,010    1,780,579      9,957,868     1,386,809
                          ============  ===========   ============   ===========

                                                                ANNUAL REPORT 61

--------------------------------------------------------------------------------

C CLASS:

                             TITAN 500  TEMPEST 500   VELOCITY 100  VENTURE 100
                                  FUND         FUND           FUND         FUND
                           -----------   ----------    -----------   ----------
Shares Purchased .........  14,800,843    2,863,370     22,749,805    8,316,561
Purchased through
  Dividend Reinvestment ..          --        1,762             --        3,759
                           -----------   ----------    -----------   ----------
Total Purchased ..........  14,800,843    2,865,132     22,749,805    8,320,320
Shares Redeemed .......... (14,450,029)  (2,700,924)   (21,653,153)  (8,120,525)
                           -----------   ----------    -----------   ----------
Net Shares Purchased .....     350,814      164,208      1,096,652      199,795
                           ===========   ==========    ===========   ==========


Transactions in dollars for the year ended December 31, 2003 were:

H CLASS:

                              TITAN 500     TEMPEST 500    VELOCITY 100     VENTURE 100
                                   FUND            FUND            FUND            FUND
                         --------------  --------------  --------------  --------------
Shares Purchased ....... $4,044,212,297  $6,044,495,480  $6,752,511,236  $7,327,766,224
Purchased through
  Dividend
  Reinvestment .........             --              --       9,280,326              --
                         --------------  --------------  --------------  --------------
Total Purchased ........  4,044,212,297   6,044,495,480   6,761,791,562   7,327,766,224
Shares Redeemed ........ (3,987,712,455) (5,774,432,439) (6,641,585,128) (6,948,427,649)
                         --------------  --------------  --------------  --------------
Net Change ............. $   56,499,842  $  270,063,041  $  120,206,434  $  379,338,575
                         ==============  ==============  ==============  ==============

C CLASS:
                              TITAN 500     TEMPEST 500    VELOCITY 100     VENTURE 100
                                   FUND            FUND            FUND            FUND
                           ------------    ------------    ------------    ------------
Shares Purchased ......... $748,519,275    $443,564,882    $515,325,667    $708,500,194
Purchased through
  Dividend Reinvestment ..           --              --       1,088,174              --
                           ------------    ------------    ------------    ------------
Total Purchased ..........  748,519,275     443,564,882     516,413,841     708,500,194
Shares Redeemed .......... (703,365,568)   (400,519,554)   (498,629,046)   (662,854,860)
                           ------------    ------------    ------------    ------------
Net Change ............... $ 45,153,707    $ 43,045,328    $ 17,784,795    $ 45,645,334
                           ============    ============    ============    ============

Transactions in dollars for the year ended December 31, 2002 were:

H CLASS:

                               TITAN 500      TEMPEST 500    VELOCITY 100     VENTURE 100
                                    FUND             FUND            FUND            FUND
                          --------------   --------------  --------------  --------------
Shares Purchased ........ $4,427,214,697   $5,053,668,284  $5,487,932,204  $6,621,723,840
Purchased through
  Dividend Reinvestment .             --        2,415,543              --       7,235,273
                          --------------   --------------  --------------  --------------
Total Purchased .........  4,427,214,697    5,056,083,827   5,487,932,204   6,628,959,113
Shares Redeemed ......... (4,333,260,202)  (4,909,823,357) (5,300,187,455) (6,526,371,421)
                          --------------   --------------  --------------  --------------
Net Change ..............  $  93,954,495   $  146,260,470  $  187,744,749  $  102,587,692
                          ==============   ==============  ==============  ==============

62

--------------------------------------------------------------------------------

C CLASS:

                              TITAN 500      TEMPEST 500    VELOCITY 100     VENTURE 100
                                   FUND             FUND            FUND            FUND
                          -------------    -------------   -------------   -------------
Shares Purchased ........ $ 372,668,555    $ 253,553,453   $ 307,305,492   $ 596,479,748
Purchased through
  Dividend Reinvestment .            --          159,831              --         260,062
                          -------------    -------------   -------------   -------------
Total Purchased .........   372,668,555      253,713,284     307,305,492     596,739,810
Shares Redeemed .........  (358,941,847)    (240,400,462)   (294,567,206)   (581,983,611)
                          -------------    -------------   -------------   -------------
Net Change .............. $  13,726,708    $  13,312,822   $  12,738,286   $  14,756,199
                          =============    =============   =============   =============

9.   NET ASSETS
At December 31, 2003, net assets consisted of:

                                           TITAN        TEMPEST
                                             500            500    VELOCITY 100     VENTURE 100
                                            FUND           FUND            FUND            FUND
                                    ------------  -------------   -------------   -------------
Paid-In-Capital ................... $354,982,210  $ 704,897,665   $ 816,884,125   $ 789,628,064
Undistributed Net Investment
  Income ..........................           --             --       4,700,367              --
Accumulated Net Realized Loss
  on Investments ..................  (57,167,057)  (308,384,479)   (243,345,661)   (397,498,201)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options, and Futures Contracts ..   20,014,565    (50,875,888)    (63,089,313)    (30,082,887)
                                    ------------  -------------   -------------   -------------
Net Assets ........................ $317,829,718  $ 345,637,298   $ 515,149,518   $ 362,046,976
                                    ============  =============   =============   =============

                                       TITAN 500        TEMPEST    VELOCITY 100     VENTURE 100
                                          MASTER     500 MASTER          MASTER          MASTER
                                       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                   -------------  -------------   -------------   -------------
Paid-In-Capital .................. $ 379,269,788  $ 664,365,266   $ 630,000,363   $ 499,680,353
Undistributed Net Investment
  Income .........................       134,716             --       1,325,211              --
Accumulated Net Realized Loss
  on Investments, Options, Equity
  Index Swaps and Futures
  Contracts ......................  (104,308,379)  (295,422,596)   (235,577,148)   (108,861,963)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options, Equity Index Swaps
  and Futures Contracts ..........    42,767,006    (23,152,824)    119,047,588     (28,242,694)
                                   -------------  -------------   -------------   -------------
Net Assets ....................... $ 317,863,131  $ 345,789,846   $ 514,796,014   $ 362,575,696
                                   =============  =============   =============   =============

                                                                ANNUAL REPORT 63


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

10.  PORTFOLIO SECURITIES LOANED
The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2003, the pooled cash collateral investments consisted of repurchase agreements (69.79%), commercial paper (26.24%), and money market mutual funds (3.97%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2003 the following funds participated in securities lending and received cash collateral:

FUND                              CASH COLLATERAL    VALUE OF SECURITIES LOANED
-----                             ----------------   --------------------------
Titan 500 Master Portfolio            $ 62,330,849                 $ 60,256,582
Velocity 100 Master Portfolio          147,963,621                  142,767,656

11.  TITAN 500 FUND REVERSE STOCK SPLIT
Effective April 21, 2003, the Titan 500 Fund, H Class shares and C Class shares, underwent a 1-for-3 reverse split. The effect of this transaction was to divide the number of outstanding shares by three, while multiplying the net asset value per share by three.

There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

64

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Holders of Beneficial Interest of
Rydex Dynamic Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio and Venture 100 Master Portfolio (The Rydex Dynamic Funds, hereafter referred to as the "Trust") at December 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian, the transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2004

                                                                ANNUAL REPORT 65


UNAUDITED TAX INFORMATION
--------------------------------------------------------------------------------

Of the ordinary income distributions paid during the year for Velocity 100 Fund, Titan 500 Master Portfolio, and Velocity 100 Master Portfolio, 100%, 35.83%, and 0.53%, respectively, qualifies for the dividends received deduction for corporations. In addition, 0% of the ordinary income distributions paid during the year for Velocity 100 Fund is considered Qualified Dividend Income for tax purposes.

Of the ordinary income distributions paid during the year for Velocity 100 Fund, 0.03% was attributable to Federal Obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

This notification is to meet certain Internal Revenue Service requirements.

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees composed of five members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation.



                              POSITIONS HELD           LENGTH OF SERVICE
NAME, AGE, AND ADDRESS           WITH FUND           AS TRUSTEE (YEAR BEGAN)
----------------------        --------------         -----------------------
Corey A. Colehour (58)           Trustee            Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                      Rydex Variable Trust - 1998
Rockville, MD 20850                                Rydex Dynamic Funds - 1999
                                                     Rydex ETF Trust - 2003

J. Kenneth Dalton (62)            Trustee           Rydex Series Funds - 1995
9601 Blackwell Rd., Suite 500                      Rydex Variable Trust - 1998
Rockville, MD 20850                                Rydex Dynamic Funds - 1999
                                                     Rydex ETF Trust - 2003

John O. Demaret (63)              Trustee           Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                      Rydex Variable Trust - 1998
Rockville, MD 20850                                Rydex Dynamic Funds - 1999
                                                     Rydex ETF Trust - 2003
                                       Rydex Capital Partners SPhinX Fund - 2003

Patrick T. McCarville (61)        Trustee           Rydex Series Funds - 1997
9601 Blackwell Rd., Suite 500                      Rydex Variable Trust - 1998
Rockville, MD 20850                                Rydex Dynamic Funds - 1999
                                                     Rydex ETF Trust - 2003

Roger Somers (59)                 Trustee           Rydex Series Funds - 1993
9601 Blackwell Rd., Suite 500                      Rydex Variable Trust - 1998
Rockville, MD 20850                                Rydex Dynamic Funds - 1999
                                                     Rydex ETF Trust - 2003

--------------------------------------------------------------------------------

                                                                ANNUAL REPORT 67

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

                                 NUMBER OF PORTFOLIOS
PRINCIPAL OCCUPATIONS              IN FUND COMPLEX
DURING PAST 5 YEARS                    OVERSEEN          OTHER TRUSTEESHIPS
---------------------            ---------------------   ------------------
Senior Vice President of Marketing/
Co-Owner                                  77                    None
Schield Management Company


Mortgage Banking Consultant and Investor
The Dalton Group                          77                    None



Retired                                   78                    None





Founder and Chief Executive Officer
Par Industries, Inc.                      77                    None



Owner
Arrow Limousine                           77                    None



PROXY VOTING INFORMATION
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

68

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


                                                                ANNUAL REPORT 69



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


                    [LOGO] RYDEX INVESTMENTS
             Essential for modern markets[TM]

             9601 Blackwell Road
             Suite 500
             Rockville, MD 20850
             800.820.0888
             www.rydexfunds.com


ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Although the audit committee has not determined that any of its members is an "audit committee financial expert" as defined by the rule, the audit committee members collectively have many years of experience in business and finance, including working with fund financial statements and auditors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2003 and December 31, 2002 were $72,000 and $89,200, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2003 and December 31, 2002 were $52,000 and $59,400, respectively. In addition to the Audit Fees and Tax Fees, the Trust also paid PWC $4,791.45 for the fiscal year ended December 31, 2002 for services rendered in connection with responding to a regulatory agency's request for comments.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $368,100 and $250,672, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on February 26, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have significantly affected the Trust's or RGA's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or RGA during such period.

ITEM 10. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Rydex Dynamic Funds
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     February 26, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     February 26, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Nick Bonos
                         ----------------------------------------------
                           Nick Bonos, Treasurer

Date February 26, 2004
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.